UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance High Yield Municipal Income Fund

Class A ETHYX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.88%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 22 years or more remaining to maturity contributed to returns relative to the Index during a period when longer-maturity bonds generally outperformed shorter-maturity bonds

↑ Security selections and an overweight exposure to the health care sector, which outperformed the Index during the period, contributed to Index-relative returns

↑ Security selections and an underweight exposure to California bonds, which underperformed the Index during the period, contributed to Index-relative returns

↓ The Fund’s use of leveraged investments ― in the form of residual interest bond financing ― detracted from Index-relative returns during a period when municipal interest rates generally rose and bond prices declined

↓ An underweight exposure to bonds with coupon rates below 4% ― not including zero coupon bonds ― detracted from Index-relative performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
1/15	$10,000	$10,000
2/15	$9,535	$9,897
3/15	$9,589	$9,925
4/15	$9,524	$9,873
5/15	$9,490	$9,846
6/15	$9,468	$9,837
7/15	$9,546	$9,908
8/15	$9,567	$9,928
9/15	$9,643	$10,000
10/15	$9,687	$10,039
11/15	$9,785	$10,079
12/15	$9,917	$10,150
1/16	$10,028	$10,271
2/16	$10,017	$10,287
3/16	$10,118	$10,320
4/16	$10,230	$10,396
5/16	$10,319	$10,424
6/16	$10,545	$10,590
7/16	$10,545	$10,596
8/16	$10,590	$10,611
9/16	$10,518	$10,558
10/16	$10,378	$10,447
11/16	$9,940	$10,057
12/16	$10,031	$10,175
1/17	$10,053	$10,242
2/17	$10,121	$10,314
3/17	$10,165	$10,336
4/17	$10,245	$10,411
5/17	$10,454	$10,576
6/17	$10,440	$10,538
7/17	$10,521	$10,624
8/17	$10,637	$10,704
9/17	$10,658	$10,650
10/17	$10,691	$10,676
11/17	$10,712	$10,619
12/17	$10,829	$10,730
1/18	$10,719	$10,603
2/18	$10,669	$10,572
3/18	$10,727	$10,611
4/18	$10,699	$10,573
5/18	$10,830	$10,694
6/18	$10,888	$10,703
7/18	$10,912	$10,729
8/18	$10,934	$10,757
9/18	$10,894	$10,687
10/18	$10,780	$10,621
11/18	$10,864	$10,739
12/18	$10,986	$10,867
1/19	$11,072	$10,950
2/19	$11,149	$11,008
3/19	$11,378	$11,182
4/19	$11,430	$11,224
5/19	$11,647	$11,379
6/19	$11,699	$11,421
7/19	$11,788	$11,513
8/19	$12,020	$11,695
9/19	$11,943	$11,601
10/19	$11,943	$11,622
11/19	$11,970	$11,651
12/19	$12,010	$11,686
1/20	$12,240	$11,896
2/20	$12,459	$12,050
3/20	$11,564	$11,613
4/20	$11,230	$11,467
5/20	$11,580	$11,832
6/20	$11,879	$11,929
7/20	$12,112	$12,130
8/20	$12,094	$12,073
9/20	$12,076	$12,076
10/20	$12,070	$12,039
11/20	$12,320	$12,221
12/20	$12,476	$12,295
1/21	$12,645	$12,374
2/21	$12,490	$12,177
3/21	$12,550	$12,252
4/21	$12,704	$12,355
5/21	$12,804	$12,392
6/21	$12,891	$12,426
7/21	$12,991	$12,529
8/21	$12,940	$12,483
9/21	$12,835	$12,393
10/21	$12,812	$12,357
11/21	$12,926	$12,462
12/21	$12,959	$12,482
1/22	$12,643	$12,140
2/22	$12,537	$12,097
3/22	$12,152	$11,705
4/22	$11,781	$11,381
5/22	$11,845	$11,550
6/22	$11,557	$11,361
7/22	$11,862	$11,661
8/22	$11,614	$11,405
9/22	$11,040	$10,968
10/22	$10,863	$10,876
11/22	$11,446	$11,385
12/22	$11,370	$11,418
1/23	$11,784	$11,746
2/23	$11,463	$11,480
3/23	$11,619	$11,735
4/23	$11,688	$11,708
5/23	$11,611	$11,607
6/23	$11,798	$11,723
7/23	$11,823	$11,769
8/23	$11,687	$11,600
9/23	$11,283	$11,260
10/23	$11,028	$11,164
11/23	$11,831	$11,873
12/23	$12,247	$12,149
1/24	$12,304	$12,087
2/24	$12,362	$12,102
3/24	$12,436	$12,102
4/24	$12,281	$11,952
5/24	$12,355	$11,917
6/24	$12,599	$12,099
7/24	$12,737	$12,210
8/24	$12,858	$12,306
9/24	$13,042	$12,428
10/24	$12,838	$12,246
11/24	$13,069	$12,458
12/24	$12,833	$12,277
1/25	$12,896	$12,338

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	4.78%	1.04%	2.91%
Class A with 3.25% Maximum Sales Charge	1.43%	0.37%	2.57%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,920,589,112
# of Portfolio Holdings	475
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$6,527,626

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.2%
Other Revenue	3.4%
Education	5.2%
General Obligations	7.9%
Housing	8.6%
Industrial Development Revenue	10.9%
Senior Living/Life Care	11.7%
Special Tax Revenue	12.8%
Hospital	14.5%
Transportation	16.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	19.8%
B	2.1%
BB	13.8%
BBB	23.6%
A	14.3%
AA	20.2%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

ETHYX-TSR-AR

Eaton Vance High Yield Municipal Income Fund

Class C ECHYX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.63%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 22 years or more remaining to maturity contributed to returns relative to the Index during a period when longer-maturity bonds generally outperformed shorter-maturity bonds

↑ Security selections and an overweight exposure to the health care sector, which outperformed the Index during the period, contributed to Index-relative returns

↑ Security selections and an underweight exposure to California bonds, which underperformed the Index during the period, contributed to Index-relative returns

↓ The Fund’s use of leveraged investments ― in the form of residual interest bond financing ― detracted from Index-relative returns during a period when municipal interest rates generally rose and bond prices declined

↓ An underweight exposure to bonds with coupon rates below 4% ― not including zero coupon bonds ― detracted from Index-relative performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index
1/15	$10,000	$10,000
2/15	$9,859	$9,897
3/15	$9,910	$9,925
4/15	$9,829	$9,873
5/15	$9,795	$9,846
6/15	$9,761	$9,837
7/15	$9,839	$9,908
8/15	$9,854	$9,928
9/15	$9,930	$10,000
10/15	$9,969	$10,039
11/15	$10,056	$10,079
12/15	$10,182	$10,150
1/16	$10,295	$10,271
2/16	$10,287	$10,287
3/16	$10,377	$10,320
4/16	$10,492	$10,396
5/16	$10,568	$10,424
6/16	$10,797	$10,590
7/16	$10,786	$10,596
8/16	$10,827	$10,611
9/16	$10,751	$10,558
10/16	$10,599	$10,447
11/16	$10,145	$10,057
12/16	$10,223	$10,175
1/17	$10,251	$10,242
2/17	$10,305	$10,314
3/17	$10,358	$10,336
4/17	$10,423	$10,411
5/17	$10,618	$10,576
6/17	$10,606	$10,538
7/17	$10,685	$10,624
8/17	$10,790	$10,704
9/17	$10,804	$10,650
10/17	$10,830	$10,676
11/17	$10,844	$10,619
12/17	$10,962	$10,730
1/18	$10,832	$10,603
2/18	$10,782	$10,572
3/18	$10,848	$10,611
4/18	$10,795	$10,573
5/18	$10,929	$10,694
6/18	$10,983	$10,703
7/18	$10,999	$10,729
8/18	$11,013	$10,757
9/18	$10,960	$10,687
10/18	$10,839	$10,621
11/18	$10,922	$10,739
12/18	$11,030	$10,867
1/19	$11,114	$10,950
2/19	$11,189	$11,008
3/19	$11,399	$11,182
4/19	$11,460	$11,224
5/19	$11,657	$11,379
6/19	$11,703	$11,421
7/19	$11,790	$11,513
8/19	$12,016	$11,695
9/19	$11,923	$11,601
10/19	$11,927	$11,622
11/19	$11,947	$11,651
12/19	$11,966	$11,686
1/20	$12,204	$11,896
2/20	$12,415	$12,050
3/20	$11,511	$11,613
4/20	$11,170	$11,467
5/20	$11,509	$11,832
6/20	$11,791	$11,929
7/20	$12,017	$12,130
8/20	$12,001	$12,073
9/20	$11,971	$12,076
10/20	$11,955	$12,039
11/20	$12,198	$12,221
12/20	$12,355	$12,295
1/21	$12,511	$12,374
2/21	$12,350	$12,177
3/21	$12,403	$12,252
4/21	$12,543	$12,355
5/21	$12,624	$12,392
6/21	$12,706	$12,426
7/21	$12,803	$12,529
8/21	$12,738	$12,483
9/21	$12,630	$12,393
10/21	$12,595	$12,357
11/21	$12,706	$12,462
12/21	$12,730	$12,482
1/22	$12,414	$12,140
2/22	$12,292	$12,097
3/22	$11,917	$11,705
4/22	$11,543	$11,381
5/22	$11,601	$11,550
6/22	$11,301	$11,361
7/22	$11,598	$11,661
8/22	$11,357	$11,405
9/22	$10,770	$10,968
10/22	$10,604	$10,876
11/22	$11,164	$11,385
12/22	$11,073	$11,418
1/23	$11,484	$11,746
2/23	$11,166	$11,480
3/23	$11,305	$11,735
4/23	$11,368	$11,708
5/23	$11,292	$11,607
6/23	$11,447	$11,723
7/23	$11,479	$11,769
8/23	$11,325	$11,600
9/23	$10,939	$11,260
10/23	$10,676	$11,164
11/23	$11,460	$11,873
12/23	$11,854	$12,149
1/24	$11,903	$12,087
2/24	$11,953	$12,102
3/24	$12,003	$12,102
4/24	$11,863	$11,952
5/24	$11,929	$11,917
6/24	$12,156	$12,099
7/24	$12,273	$12,210
8/24	$12,372	$12,306
9/24	$12,536	$12,428
10/24	$12,344	$12,246
11/24	$12,558	$12,458
12/24	$12,317	$12,277
1/25	$12,565	$12,338

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	3.90%	0.27%	2.31%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	2.90%	0.27%	2.31%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,920,589,112
# of Portfolio Holdings	475
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$6,527,626

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.2%
Other Revenue	3.4%
Education	5.2%
General Obligations	7.9%
Housing	8.6%
Industrial Development Revenue	10.9%
Senior Living/Life Care	11.7%
Special Tax Revenue	12.8%
Hospital	14.5%
Transportation	16.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	19.8%
B	2.1%
BB	13.8%
BBB	23.6%
A	14.3%
AA	20.2%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

ECHYX-TSR-AR

Eaton Vance High Yield Municipal Income Fund

Class I EIHYX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.63%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 22 years or more remaining to maturity contributed to returns relative to the Index during a period when longer-maturity bonds generally outperformed shorter-maturity bonds

↑ Security selections and an overweight exposure to the health care sector, which outperformed the Index during the period, contributed to Index-relative returns

↑ Security selections and an underweight exposure to California bonds, which underperformed the Index during the period, contributed to Index-relative returns

↓ The Fund’s use of leveraged investments ― in the form of residual interest bond financing ― detracted from Index-relative returns during a period when municipal interest rates generally rose and bond prices declined

↓ An underweight exposure to bonds with coupon rates below 4% ― not including zero coupon bonds ― detracted from Index-relative performance during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index
1/15	$1,000,000	$1,000,000
2/15	$985,737	$989,685
3/15	$992,582	$992,543
4/15	$986,062	$987,335
5/15	$982,826	$984,607
6/15	$979,599	$983,710
7/15	$989,018	$990,836
8/15	$991,425	$992,781
9/15	$999,500	$999,973
10/15	$1,004,224	$1,003,949
11/15	$1,014,536	$1,007,940
12/15	$1,028,508	$1,015,022
1/16	$1,040,149	$1,027,133
2/16	$1,039,314	$1,028,748
3/16	$1,048,837	$1,032,007
4/16	$1,061,807	$1,039,595
5/16	$1,071,228	$1,042,407
6/16	$1,094,907	$1,058,990
7/16	$1,095,106	$1,059,637
8/16	$1,098,824	$1,061,067
9/16	$1,092,828	$1,055,771
10/16	$1,078,480	$1,044,695
11/16	$1,033,259	$1,005,732
12/16	$1,042,878	$1,017,540
1/17	$1,045,394	$1,024,248
2/17	$1,052,700	$1,031,360
3/17	$1,057,540	$1,033,599
4/17	$1,066,057	$1,041,099
5/17	$1,086,764	$1,057,622
6/17	$1,086,790	$1,053,829
7/17	$1,095,379	$1,062,355
8/17	$1,107,695	$1,070,440
9/17	$1,110,155	$1,064,997
10/17	$1,113,794	$1,067,597
11/17	$1,114,946	$1,061,880
12/17	$1,128,581	$1,072,979
1/18	$1,116,147	$1,060,347
2/18	$1,112,419	$1,057,179
3/18	$1,118,672	$1,061,081
4/18	$1,116,001	$1,057,294
5/18	$1,129,893	$1,069,401
6/18	$1,136,232	$1,070,314
7/18	$1,138,950	$1,072,911
8/18	$1,141,440	$1,075,667
9/18	$1,136,293	$1,068,703
10/18	$1,125,878	$1,062,122
11/18	$1,134,925	$1,073,877
12/18	$1,147,845	$1,086,735
1/19	$1,157,118	$1,094,950
2/19	$1,165,415	$1,100,813
3/19	$1,188,234	$1,118,214
4/19	$1,195,252	$1,122,417
5/19	$1,216,806	$1,137,891
6/19	$1,223,771	$1,142,092
7/19	$1,232,060	$1,151,296
8/19	$1,257,855	$1,169,457
9/19	$1,250,073	$1,160,082
10/19	$1,250,350	$1,162,161
11/19	$1,253,398	$1,165,068
12/19	$1,257,810	$1,168,625
1/20	$1,282,196	$1,189,621
2/20	$1,305,305	$1,204,962
3/20	$1,211,882	$1,161,254
4/20	$1,177,211	$1,146,680
5/20	$1,214,139	$1,183,158
6/20	$1,244,266	$1,192,896
7/20	$1,270,406	$1,212,987
8/20	$1,268,755	$1,207,295
9/20	$1,267,075	$1,207,551
10/20	$1,266,781	$1,203,924
11/20	$1,293,197	$1,222,092
12/20	$1,309,898	$1,229,537
1/21	$1,327,933	$1,237,372
2/21	$1,311,933	$1,217,712
3/21	$1,318,485	$1,225,222
4/21	$1,334,896	$1,235,499
5/21	$1,344,202	$1,239,185
6/21	$1,355,058	$1,242,587
7/21	$1,365,871	$1,252,893
8/21	$1,360,813	$1,248,295
9/21	$1,350,037	$1,239,286
10/21	$1,347,887	$1,235,663
11/21	$1,360,230	$1,246,182
12/21	$1,363,968	$1,248,192
1/22	$1,331,056	$1,214,026
2/22	$1,320,154	$1,209,676
3/22	$1,279,865	$1,170,462
4/22	$1,241,127	$1,138,088
5/22	$1,248,097	$1,154,994
6/22	$1,218,054	$1,136,077
7/22	$1,250,415	$1,166,094
8/22	$1,224,632	$1,140,538
9/22	$1,162,935	$1,096,763
10/22	$1,146,074	$1,087,642
11/22	$1,207,712	$1,138,515
12/22	$1,198,440	$1,141,774
1/23	$1,243,844	$1,174,572
2/23	$1,210,204	$1,148,012
3/23	$1,226,926	$1,173,484
4/23	$1,232,930	$1,170,803
5/23	$1,226,638	$1,160,657
6/23	$1,245,064	$1,172,284
7/23	$1,249,534	$1,176,922
8/23	$1,235,430	$1,159,978
9/23	$1,193,102	$1,125,981
10/23	$1,164,800	$1,116,399
11/23	$1,251,457	$1,187,269
12/23	$1,295,675	$1,214,864
1/24	$1,302,016	$1,208,659
2/24	$1,308,428	$1,210,212
3/24	$1,316,444	$1,210,173
4/24	$1,300,378	$1,195,185
5/24	$1,308,460	$1,191,680
6/24	$1,334,568	$1,209,946
7/24	$1,349,407	$1,220,974
8/24	$1,362,581	$1,230,603
9/24	$1,382,273	$1,242,766
10/24	$1,360,979	$1,224,645
11/24	$1,385,755	$1,245,800
12/24	$1,359,371	$1,227,663
1/25	$1,367,644	$1,233,815

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	5.04%	1.30%	3.18%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,920,589,112
# of Portfolio Holdings	475
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$6,527,626

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.2%
Other Revenue	3.4%
Education	5.2%
General Obligations	7.9%
Housing	8.6%
Industrial Development Revenue	10.9%
Senior Living/Life Care	11.7%
Special Tax Revenue	12.8%
Hospital	14.5%
Transportation	16.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	19.8%
B	2.1%
BB	13.8%
BBB	23.6%
A	14.3%
AA	20.2%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

EIHYX-TSR-AR

Eaton Vance High Yield Municipal Income Fund

Class W EWHYX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$18	0.18%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight exposure to bonds with 22 years or more remaining to maturity contributed to returns relative to the Index during a period when longer-maturity bonds generally outperformed shorter-maturity bonds

↑ Security selections and an overweight exposure to the health care sector, which outperformed the Index during the period, contributed to Index-relative returns

↑ Security selections and an underweight exposure to California bonds, which underperformed the Index during the period, contributed to Index-relative returns

↓ The Fund’s use of leveraged investments ― in the form of residual interest bond financing ― detracted from Index-relative returns during a period when municipal interest rates generally rose and bond prices declined

↓ An underweight exposure to bonds with coupon rates below 4% ― not including zero coupon bonds ― detracted from Index-relative performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class W	Bloomberg Municipal Bond Index
1/15	$10,000	$10,000
2/15	$9,857	$9,897
3/15	$9,926	$9,925
4/15	$9,861	$9,873
5/15	$9,828	$9,846
6/15	$9,796	$9,837
7/15	$9,890	$9,908
8/15	$9,914	$9,928
9/15	$9,995	$10,000
10/15	$10,042	$10,039
11/15	$10,146	$10,079
12/15	$10,285	$10,150
1/16	$10,402	$10,271
2/16	$10,393	$10,287
3/16	$10,488	$10,320
4/16	$10,618	$10,396
5/16	$10,712	$10,424
6/16	$10,949	$10,590
7/16	$10,951	$10,596
8/16	$10,988	$10,611
9/16	$10,928	$10,558
10/16	$10,785	$10,447
11/16	$10,333	$10,057
12/16	$10,429	$10,175
1/17	$10,454	$10,242
2/17	$10,527	$10,314
3/17	$10,576	$10,336
4/17	$10,661	$10,411
5/17	$10,868	$10,576
6/17	$10,868	$10,538
7/17	$10,954	$10,624
8/17	$11,077	$10,704
9/17	$11,102	$10,650
10/17	$11,138	$10,676
11/17	$11,150	$10,619
12/17	$11,286	$10,730
1/18	$11,162	$10,603
2/18	$11,124	$10,572
3/18	$11,187	$10,611
4/18	$11,160	$10,573
5/18	$11,299	$10,694
6/18	$11,362	$10,703
7/18	$11,390	$10,729
8/18	$11,414	$10,757
9/18	$11,363	$10,687
10/18	$11,259	$10,621
11/18	$11,349	$10,739
12/18	$11,478	$10,867
1/19	$11,571	$10,950
2/19	$11,654	$11,008
3/19	$11,882	$11,182
4/19	$11,952	$11,224
5/19	$12,168	$11,379
6/19	$12,238	$11,421
7/19	$12,320	$11,513
8/19	$12,578	$11,695
9/19	$12,500	$11,601
10/19	$12,503	$11,622
11/19	$12,534	$11,651
12/19	$12,578	$11,686
1/20	$12,822	$11,896
2/20	$13,053	$12,050
3/20	$12,119	$11,613
4/20	$11,772	$11,467
5/20	$12,141	$11,832
6/20	$12,442	$11,929
7/20	$12,704	$12,130
8/20	$12,687	$12,073
9/20	$12,671	$12,076
10/20	$12,668	$12,039
11/20	$12,932	$12,221
12/20	$13,099	$12,295
1/21	$13,279	$12,374
2/21	$13,119	$12,177
3/21	$13,185	$12,252
4/21	$13,349	$12,355
5/21	$13,442	$12,392
6/21	$13,550	$12,426
7/21	$13,659	$12,529
8/21	$13,608	$12,483
9/21	$13,500	$12,393
10/21	$13,480	$12,357
11/21	$13,622	$12,462
12/21	$13,650	$12,482
1/22	$13,325	$12,140
2/22	$13,220	$12,097
3/22	$12,822	$11,705
4/22	$12,438	$11,381
5/22	$12,513	$11,550
6/22	$12,217	$11,361
7/22	$12,546	$11,661
8/22	$12,292	$11,405
9/22	$11,677	$10,968
10/22	$11,513	$10,876
11/22	$12,137	$11,385
12/22	$12,048	$11,418
1/23	$12,495	$11,746
2/23	$12,176	$11,480
3/23	$12,334	$11,735
4/23	$12,414	$11,708
5/23	$12,356	$11,607
6/23	$12,546	$11,723
7/23	$12,596	$11,769
8/23	$12,443	$11,600
9/23	$12,037	$11,260
10/23	$11,757	$11,164
11/23	$12,636	$11,873
12/23	$13,087	$12,149
1/24	$13,157	$12,087
2/24	$13,226	$12,102
3/24	$13,296	$12,102
4/24	$13,155	$11,952
5/24	$13,242	$11,917
6/24	$13,511	$12,099
7/24	$13,667	$12,210
8/24	$13,806	$12,306
9/24	$13,994	$12,428
10/24	$13,783	$12,246
11/24	$14,056	$12,458
12/24	$13,793	$12,277
1/25	$13,866	$12,338

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class W	5.39%	1.58%	3.32%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,920,589,112
# of Portfolio Holdings	475
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$6,527,626

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.2%
Other Revenue	3.4%
Education	5.2%
General Obligations	7.9%
Housing	8.6%
Industrial Development Revenue	10.9%
Senior Living/Life Care	11.7%
Special Tax Revenue	12.8%
Hospital	14.5%
Transportation	16.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	19.8%
B	2.1%
BB	13.8%
BBB	23.6%
A	14.3%
AA	20.2%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

EWHYX-TSR-AR

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Class A EALBX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.65%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ Security selections and overweight exposures to the housing, health care, and prepaid gas revenue bond sectors contributed to performance relative to the Index during the period

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns during the period

↓ An overweight exposure to bonds with 0-2% coupon rates, which generally underperformed higher-coupon bonds during the period, detracted from Index-relative returns

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
5/15	$9,694	$10,000	$10,000
6/15	$9,710	$9,963	$9,979
7/15	$9,779	$10,035	$10,026
8/15	$9,789	$10,055	$10,039
9/15	$9,849	$10,128	$10,097
10/15	$9,888	$10,168	$10,136
11/15	$9,911	$10,209	$10,136
12/15	$9,947	$10,280	$10,161
1/16	$10,073	$10,403	$10,263
2/16	$10,084	$10,419	$10,290
3/16	$10,084	$10,452	$10,274
4/16	$10,144	$10,529	$10,322
5/16	$10,124	$10,558	$10,312
6/16	$10,232	$10,726	$10,399
7/16	$10,251	$10,732	$10,425
8/16	$10,251	$10,747	$10,419
9/16	$10,222	$10,693	$10,387
10/16	$10,162	$10,581	$10,340
11/16	$9,857	$10,186	$10,087
12/16	$9,926	$10,306	$10,147
1/17	$9,974	$10,374	$10,226
2/17	$10,034	$10,446	$10,293
3/17	$10,053	$10,469	$10,302
4/17	$10,123	$10,545	$10,363
5/17	$10,233	$10,712	$10,462
6/17	$10,194	$10,673	$10,427
7/17	$10,254	$10,760	$10,493
8/17	$10,314	$10,842	$10,549
9/17	$10,256	$10,787	$10,494
10/17	$10,256	$10,813	$10,498
11/17	$10,177	$10,755	$10,399
12/17	$10,228	$10,867	$10,454
1/18	$10,150	$10,739	$10,413
2/18	$10,123	$10,707	$10,393
3/18	$10,124	$10,747	$10,396
4/18	$10,107	$10,709	$10,366
5/18	$10,169	$10,831	$10,450
6/18	$10,182	$10,840	$10,479
7/18	$10,214	$10,867	$10,516
8/18	$10,216	$10,895	$10,520
9/18	$10,179	$10,824	$10,470
10/18	$10,152	$10,757	$10,450
11/18	$10,217	$10,877	$10,533
12/18	$10,303	$11,007	$10,631
1/19	$10,379	$11,090	$10,719
2/19	$10,436	$11,149	$10,766
3/19	$10,511	$11,326	$10,848
4/19	$10,527	$11,368	$10,858
5/19	$10,634	$11,525	$10,968
6/19	$10,670	$11,567	$11,016
7/19	$10,726	$11,661	$11,094
8/19	$10,802	$11,845	$11,171
9/19	$10,755	$11,750	$11,090
10/19	$10,769	$11,771	$11,130
11/19	$10,782	$11,800	$11,155
12/19	$10,806	$11,836	$11,187
1/20	$10,922	$12,049	$11,318
2/20	$10,997	$12,204	$11,389
3/20	$10,712	$11,762	$11,119
4/20	$10,643	$11,614	$11,098
5/20	$10,913	$11,983	$11,373
6/20	$11,028	$12,082	$11,417
7/20	$11,164	$12,285	$11,540
8/20	$11,143	$12,228	$11,524
9/20	$11,113	$12,230	$11,537
10/20	$11,101	$12,194	$11,513
11/20	$11,216	$12,378	$11,591
12/20	$11,298	$12,453	$11,632
1/21	$11,380	$12,532	$11,671
2/21	$11,264	$12,333	$11,564
3/21	$11,294	$12,409	$11,607
4/21	$11,377	$12,513	$11,656
5/21	$11,396	$12,551	$11,661
6/21	$11,416	$12,585	$11,667
7/21	$11,477	$12,690	$11,734
8/21	$11,454	$12,643	$11,723
9/21	$11,379	$12,552	$11,669
10/21	$11,345	$12,515	$11,639
11/21	$11,396	$12,622	$11,667
12/21	$11,402	$12,642	$11,681
1/22	$11,167	$12,296	$11,435
2/22	$11,124	$12,252	$11,401
3/22	$10,890	$11,855	$11,157
4/22	$10,699	$11,527	$10,984
5/22	$10,803	$11,698	$11,134
6/22	$10,730	$11,507	$11,093
7/22	$10,911	$11,811	$11,286
8/22	$10,778	$11,552	$11,118
9/22	$10,550	$11,108	$10,843
10/22	$10,473	$11,016	$10,821
11/22	$10,847	$11,531	$11,109
12/22	$10,877	$11,564	$11,154
1/23	$11,126	$11,896	$11,362
2/23	$10,938	$11,627	$11,166
3/23	$11,103	$11,885	$11,359
4/23	$11,086	$11,858	$11,316
5/23	$10,992	$11,755	$11,224
6/23	$11,072	$11,873	$11,298
7/23	$11,086	$11,920	$11,333
8/23	$11,004	$11,749	$11,259
9/23	$10,746	$11,404	$11,077
10/23	$10,706	$11,307	$11,061
11/23	$11,192	$12,025	$11,465
12/23	$11,415	$12,304	$11,636
1/24	$11,365	$12,242	$11,601
2/24	$11,405	$12,257	$11,609
3/24	$11,375	$12,257	$11,594
4/24	$11,280	$12,105	$11,504
5/24	$11,207	$12,070	$11,438
6/24	$11,357	$12,255	$11,558
7/24	$11,452	$12,366	$11,665
8/24	$11,602	$12,464	$11,794
9/24	$11,711	$12,587	$11,873
10/24	$11,558	$12,404	$11,751
11/24	$11,697	$12,618	$11,851
12/24	$11,588	$12,434	$11,768
1/25	$11,644	$12,510	$11,852

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	Since 5/4/15 (Inception)
Class A	2.49%	1.29%	1.92%
Class A with 3.25% Maximum Sales Charge	(0.88)%	0.62%	1.57%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.32%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.12%	0.92%	1.76%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$69,718,471
# of Portfolio Holdings	91
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$96,404

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.9%
Water and Sewer	5.0%
Hospital	5.9%
Electric Utilities	6.5%
Short-Term Investments	6.5%
Other Revenue	7.5%
Senior Living/Life Care	7.8%
Education	7.9%
Transportation	9.3%
Housing	9.9%
General Obligations	28.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	9.4%
A	19.7%
AA	39.4%
AAA	31.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

EALBX-TSR-AR

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Class C ECLBX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$141	1.40%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↓ An overweight exposure to bonds with 0-2% coupon rates, which generally underperformed higher-coupon bonds during the period, detracted from Index-relative returns

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

↑ Security selections and overweight exposures to the housing, health care, and prepaid gas revenue bond sectors contributed to performance relative to the Index during the period

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
5/15	$10,000	$10,000	$10,000
6/15	$10,020	$9,963	$9,979
7/15	$10,090	$10,035	$10,026
8/15	$10,093	$10,055	$10,039
9/15	$10,159	$10,128	$10,097
10/15	$10,193	$10,168	$10,136
11/15	$10,213	$10,209	$10,136
12/15	$10,233	$10,280	$10,161
1/16	$10,355	$10,403	$10,263
2/16	$10,360	$10,419	$10,290
3/16	$10,354	$10,452	$10,274
4/16	$10,408	$10,529	$10,322
5/16	$10,381	$10,558	$10,312
6/16	$10,486	$10,726	$10,399
7/16	$10,489	$10,732	$10,425
8/16	$10,491	$10,747	$10,419
9/16	$10,455	$10,693	$10,387
10/16	$10,388	$10,581	$10,340
11/16	$10,070	$10,186	$10,087
12/16	$10,133	$10,306	$10,147
1/17	$10,175	$10,374	$10,226
2/17	$10,230	$10,446	$10,293
3/17	$10,244	$10,469	$10,302
4/17	$10,309	$10,545	$10,363
5/17	$10,413	$10,712	$10,462
6/17	$10,368	$10,673	$10,427
7/17	$10,422	$10,760	$10,493
8/17	$10,477	$10,842	$10,549
9/17	$10,411	$10,787	$10,494
10/17	$10,405	$10,813	$10,498
11/17	$10,319	$10,755	$10,399
12/17	$10,363	$10,867	$10,454
1/18	$10,277	$10,739	$10,413
2/18	$10,244	$10,707	$10,393
3/18	$10,239	$10,747	$10,396
4/18	$10,205	$10,709	$10,366
5/18	$10,272	$10,831	$10,450
6/18	$10,278	$10,840	$10,479
7/18	$10,304	$10,867	$10,516
8/18	$10,300	$10,895	$10,520
9/18	$10,256	$10,824	$10,470
10/18	$10,222	$10,757	$10,450
11/18	$10,281	$10,877	$10,533
12/18	$10,361	$11,007	$10,631
1/19	$10,431	$11,090	$10,719
2/19	$10,482	$11,149	$10,766
3/19	$10,551	$11,326	$10,848
4/19	$10,561	$11,368	$10,858
5/19	$10,661	$11,525	$10,968
6/19	$10,691	$11,567	$11,016
7/19	$10,740	$11,661	$11,094
8/19	$10,809	$11,845	$11,171
9/19	$10,755	$11,750	$11,090
10/19	$10,762	$11,771	$11,130
11/19	$10,769	$11,800	$11,155
12/19	$10,786	$11,836	$11,187
1/20	$10,885	$12,049	$11,318
2/20	$10,963	$12,204	$11,389
3/20	$10,672	$11,762	$11,119
4/20	$10,587	$11,614	$11,098
5/20	$10,859	$11,983	$11,373
6/20	$10,967	$12,082	$11,417
7/20	$11,095	$12,285	$11,540
8/20	$11,068	$12,228	$11,524
9/20	$11,030	$12,230	$11,537
10/20	$11,012	$12,194	$11,513
11/20	$11,119	$12,378	$11,591
12/20	$11,183	$12,453	$11,632
1/21	$11,267	$12,532	$11,671
2/21	$11,146	$12,333	$11,564
3/21	$11,169	$12,409	$11,607
4/21	$11,243	$12,513	$11,656
5/21	$11,266	$12,551	$11,661
6/21	$11,269	$12,585	$11,667
7/21	$11,322	$12,690	$11,734
8/21	$11,292	$12,643	$11,723
9/21	$11,210	$12,552	$11,669
10/21	$11,180	$12,515	$11,639
11/21	$11,213	$12,622	$11,667
12/21	$11,212	$12,642	$11,681
1/22	$10,974	$12,296	$11,435
2/22	$10,925	$12,252	$11,401
3/22	$10,699	$11,855	$11,157
4/22	$10,494	$11,527	$10,984
5/22	$10,590	$11,698	$11,134
6/22	$10,512	$11,507	$11,093
7/22	$10,683	$11,811	$11,286
8/22	$10,545	$11,552	$11,118
9/22	$10,315	$11,108	$10,843
10/22	$10,234	$11,016	$10,821
11/22	$10,593	$11,531	$11,109
12/22	$10,616	$11,564	$11,154
1/23	$10,851	$11,896	$11,362
2/23	$10,662	$11,627	$11,166
3/23	$10,817	$11,885	$11,359
4/23	$10,793	$11,858	$11,316
5/23	$10,695	$11,755	$11,224
6/23	$10,766	$11,873	$11,298
7/23	$10,773	$11,920	$11,333
8/23	$10,686	$11,749	$11,259
9/23	$10,429	$11,404	$11,077
10/23	$10,383	$11,307	$11,061
11/23	$10,848	$12,025	$11,465
12/23	$11,058	$12,304	$11,636
1/24	$11,002	$12,242	$11,601
2/24	$11,034	$12,257	$11,609
3/24	$10,998	$12,257	$11,594
4/24	$10,900	$12,105	$11,504
5/24	$10,822	$12,070	$11,438
6/24	$10,960	$12,255	$11,558
7/24	$11,045	$12,366	$11,665
8/24	$11,183	$12,464	$11,794
9/24	$11,281	$12,587	$11,873
10/24	$11,126	$12,404	$11,751
11/24	$11,253	$12,618	$11,851
12/24	$11,141	$12,434	$11,768
1/25	$11,347	$12,510	$11,852

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	Since 5/4/15 (Inception)
Class C, with conversion to Class A after 8 years	1.73%	0.56%	1.30%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	0.73%	0.56%	1.30%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.32%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.12%	0.92%	1.76%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$69,718,471
# of Portfolio Holdings	91
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$96,404

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.9%
Water and Sewer	5.0%
Hospital	5.9%
Electric Utilities	6.5%
Short-Term Investments	6.5%
Other Revenue	7.5%
Senior Living/Life Care	7.8%
Education	7.9%
Transportation	9.3%
Housing	9.9%
General Obligations	28.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	9.4%
A	19.7%
AA	39.4%
AAA	31.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

ECLBX-TSR-AR

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Class I EILBX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.40%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ Security selections and overweight exposures to the housing, health care, and prepaid gas revenue bond sectors contributed to performance relative to the Index during the period

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns during the period

↓ An overweight exposure to bonds with 0-2% coupon rates, which generally underperformed higher-coupon bonds during the period, detracted from Index-relative returns

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
5/15	$1,000,000	$1,000,000	$1,000,000
6/15	$1,004,041	$996,329	$997,912
7/15	$1,011,426	$1,003,545	$1,002,554
8/15	$1,013,603	$1,005,516	$1,003,927
9/15	$1,020,011	$1,012,800	$1,009,737
10/15	$1,024,312	$1,016,827	$1,013,619
11/15	$1,027,907	$1,020,869	$1,013,602
12/15	$1,030,897	$1,028,042	$1,016,146
1/16	$1,044,187	$1,040,308	$1,026,256
2/16	$1,045,534	$1,041,944	$1,029,022
3/16	$1,045,764	$1,045,245	$1,027,404
4/16	$1,052,116	$1,052,931	$1,032,162
5/16	$1,050,294	$1,055,778	$1,031,222
6/16	$1,061,717	$1,072,574	$1,039,905
7/16	$1,063,951	$1,073,229	$1,042,450
8/16	$1,064,137	$1,074,677	$1,041,861
9/16	$1,061,317	$1,069,314	$1,038,727
10/16	$1,055,327	$1,058,095	$1,033,980
11/16	$1,023,933	$1,018,633	$1,008,741
12/16	$1,031,268	$1,030,592	$1,014,652
1/17	$1,036,463	$1,037,386	$1,022,591
2/17	$1,042,891	$1,044,590	$1,029,317
3/17	$1,045,150	$1,046,858	$1,030,167
4/17	$1,052,638	$1,054,454	$1,036,283
5/17	$1,064,216	$1,071,189	$1,046,196
6/17	$1,060,441	$1,067,347	$1,042,670
7/17	$1,066,913	$1,075,982	$1,049,323
8/17	$1,073,383	$1,084,170	$1,054,918
9/17	$1,067,546	$1,078,658	$1,049,439
10/17	$1,067,819	$1,081,291	$1,049,799
11/17	$1,059,859	$1,075,501	$1,039,925
12/17	$1,065,356	$1,086,743	$1,045,443
1/18	$1,057,430	$1,073,948	$1,041,289
2/18	$1,054,831	$1,070,740	$1,039,251
3/18	$1,056,261	$1,074,692	$1,039,610
4/18	$1,053,659	$1,070,856	$1,036,616
5/18	$1,060,342	$1,083,119	$1,044,986
6/18	$1,061,879	$1,084,043	$1,047,884
7/18	$1,065,438	$1,086,674	$1,051,576
8/18	$1,065,912	$1,089,465	$1,051,976
9/18	$1,062,216	$1,082,411	$1,046,966
10/18	$1,059,651	$1,075,746	$1,044,972
11/18	$1,066,672	$1,087,652	$1,053,328
12/18	$1,075,798	$1,100,675	$1,063,106
1/19	$1,083,969	$1,108,995	$1,071,943
2/19	$1,090,118	$1,114,933	$1,076,649
3/19	$1,098,226	$1,132,558	$1,084,818
4/19	$1,101,172	$1,136,814	$1,085,754
5/19	$1,111,502	$1,152,487	$1,096,764
6/19	$1,115,486	$1,156,742	$1,101,555
7/19	$1,121,540	$1,166,065	$1,109,405
8/19	$1,129,689	$1,184,458	$1,117,132
9/19	$1,125,026	$1,174,963	$1,108,964
10/19	$1,126,726	$1,177,069	$1,113,041
11/19	$1,128,405	$1,180,012	$1,115,536
12/19	$1,132,180	$1,183,615	$1,118,745
1/20	$1,143,475	$1,204,881	$1,131,837
2/20	$1,151,568	$1,220,418	$1,138,914
3/20	$1,121,958	$1,176,150	$1,111,934
4/20	$1,114,962	$1,161,389	$1,109,773
5/20	$1,143,490	$1,198,335	$1,137,254
6/20	$1,155,818	$1,208,197	$1,141,740
7/20	$1,170,264	$1,228,546	$1,154,042
8/20	$1,168,393	$1,222,782	$1,152,427
9/20	$1,165,393	$1,223,041	$1,153,654
10/20	$1,164,410	$1,219,367	$1,151,315
11/20	$1,176,694	$1,237,768	$1,159,112
12/20	$1,185,594	$1,245,309	$1,163,154
1/21	$1,194,410	$1,253,244	$1,167,149
2/21	$1,182,496	$1,233,332	$1,156,419
3/21	$1,186,964	$1,240,938	$1,160,724
4/21	$1,194,792	$1,251,347	$1,165,596
5/21	$1,198,220	$1,255,080	$1,166,133
6/21	$1,199,462	$1,258,526	$1,166,682
7/21	$1,206,115	$1,268,964	$1,173,395
8/21	$1,203,946	$1,264,307	$1,172,264
9/21	$1,196,286	$1,255,183	$1,166,933
10/21	$1,194,074	$1,251,513	$1,163,865
11/21	$1,198,542	$1,262,167	$1,166,712
12/21	$1,199,467	$1,264,203	$1,168,131
1/22	$1,175,056	$1,229,598	$1,143,520
2/22	$1,171,839	$1,225,193	$1,140,129
3/22	$1,147,476	$1,185,476	$1,115,698
4/22	$1,126,474	$1,152,687	$1,098,429
5/22	$1,137,711	$1,169,810	$1,113,402
6/22	$1,130,251	$1,150,650	$1,109,342
7/22	$1,149,574	$1,181,052	$1,128,600
8/22	$1,135,782	$1,155,168	$1,111,782
9/22	$1,111,973	$1,110,832	$1,084,333
10/22	$1,104,169	$1,101,593	$1,082,076
11/22	$1,143,774	$1,153,119	$1,110,882
12/22	$1,147,205	$1,156,420	$1,115,403
1/23	$1,173,623	$1,189,638	$1,136,215
2/23	$1,154,027	$1,162,738	$1,116,596
3/23	$1,171,763	$1,188,537	$1,135,935
4/23	$1,170,147	$1,185,822	$1,131,647
5/23	$1,160,539	$1,175,546	$1,122,415
6/23	$1,169,178	$1,187,321	$1,129,766
7/23	$1,170,947	$1,192,018	$1,133,348
8/23	$1,162,514	$1,174,858	$1,125,874
9/23	$1,136,670	$1,140,424	$1,107,738
10/23	$1,131,537	$1,130,719	$1,106,059
11/23	$1,183,067	$1,202,499	$1,146,495
12/23	$1,206,925	$1,230,447	$1,163,633
1/24	$1,201,839	$1,224,163	$1,160,050
2/24	$1,206,373	$1,225,735	$1,160,877
3/24	$1,203,418	$1,225,697	$1,159,435
4/24	$1,193,664	$1,210,517	$1,150,428
5/24	$1,186,220	$1,206,966	$1,143,809
6/24	$1,202,301	$1,225,466	$1,155,826
7/24	$1,212,656	$1,236,636	$1,166,491
8/24	$1,228,786	$1,246,389	$1,179,380
9/24	$1,240,532	$1,258,707	$1,187,300
10/24	$1,224,573	$1,240,354	$1,175,058
11/24	$1,239,561	$1,261,780	$1,185,123
12/24	$1,228,263	$1,243,410	$1,176,847
1/25	$1,236,165	$1,250,959	$1,185,182

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	Since 5/4/15 (Inception)
Class I	2.85%	1.57%	2.20%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.32%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.12%	0.92%	1.76%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$69,718,471
# of Portfolio Holdings	91
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$96,404

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.9%
Water and Sewer	5.0%
Hospital	5.9%
Electric Utilities	6.5%
Short-Term Investments	6.5%
Other Revenue	7.5%
Senior Living/Life Care	7.8%
Education	7.9%
Transportation	9.3%
Housing	9.9%
General Obligations	28.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	9.4%
A	19.7%
AA	39.4%
AAA	31.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

EILBX-TSR-AR

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Class A EALTX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	0.64%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 10 Year Municipal Bond Index (the Index):

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector contributed to performance relative to the Index during the period

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns during the period

↑ Out-of-Index exposures to bonds with 1-7 years and 12-15 years remaining to maturity, which generally outperformed 8-12-year maturity bonds within the Index during the period, contributed to Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg 10 Year Municipal Bond Index	Bloomberg 15 Year Municipal Bond Index
1/15	$10,000	$10,000	$10,000	$10,000
2/15	$9,492	$9,897	$9,886	$9,857
3/15	$9,557	$9,925	$9,926	$9,902
4/15	$9,466	$9,873	$9,866	$9,829
5/15	$9,407	$9,846	$9,835	$9,805
6/15	$9,384	$9,837	$9,813	$9,789
7/15	$9,482	$9,908	$9,887	$9,880
8/15	$9,507	$9,928	$9,917	$9,903
9/15	$9,614	$10,000	$10,010	$9,997
10/15	$9,648	$10,039	$10,051	$10,035
11/15	$9,721	$10,079	$10,090	$10,100
12/15	$9,827	$10,150	$10,171	$10,209
1/16	$9,987	$10,271	$10,324	$10,365
2/16	$9,985	$10,287	$10,334	$10,364
3/16	$10,046	$10,320	$10,364	$10,427
4/16	$10,139	$10,396	$10,448	$10,519
5/16	$10,150	$10,424	$10,450	$10,559
6/16	$10,358	$10,590	$10,626	$10,769
7/16	$10,345	$10,596	$10,633	$10,757
8/16	$10,364	$10,611	$10,644	$10,780
9/16	$10,318	$10,558	$10,613	$10,722
10/16	$10,181	$10,447	$10,485	$10,561
11/16	$9,656	$10,057	$10,015	$10,066
12/16	$9,819	$10,175	$10,159	$10,243
1/17	$9,866	$10,242	$10,234	$10,295
2/17	$9,940	$10,314	$10,306	$10,367
3/17	$9,980	$10,336	$10,339	$10,399
4/17	$10,087	$10,411	$10,438	$10,496
5/17	$10,276	$10,576	$10,625	$10,706
6/17	$10,232	$10,538	$10,583	$10,652
7/17	$10,296	$10,624	$10,681	$10,747
8/17	$10,394	$10,704	$10,757	$10,850
9/17	$10,325	$10,650	$10,695	$10,815
10/17	$10,339	$10,676	$10,719	$10,855
11/17	$10,269	$10,619	$10,623	$10,801
12/17	$10,393	$10,730	$10,751	$10,954
1/18	$10,214	$10,603	$10,586	$10,759
2/18	$10,162	$10,572	$10,541	$10,721
3/18	$10,202	$10,611	$10,578	$10,788
4/18	$10,159	$10,573	$10,554	$10,762
5/18	$10,268	$10,694	$10,666	$10,894
6/18	$10,259	$10,703	$10,673	$10,892
7/18	$10,291	$10,729	$10,714	$10,916
8/18	$10,306	$10,757	$10,747	$10,966
9/18	$10,237	$10,687	$10,680	$10,886
10/18	$10,184	$10,621	$10,618	$10,791
11/18	$10,287	$10,739	$10,756	$10,948
12/18	$10,406	$10,867	$10,903	$11,106
1/19	$10,500	$10,950	$11,021	$11,198
2/19	$10,561	$11,008	$11,082	$11,263
3/19	$10,682	$11,182	$11,246	$11,488
4/19	$10,717	$11,224	$11,276	$11,541
5/19	$10,873	$11,379	$11,445	$11,724
6/19	$10,917	$11,421	$11,488	$11,768
7/19	$10,994	$11,513	$11,587	$11,879
8/19	$11,132	$11,695	$11,765	$12,130
9/19	$11,045	$11,601	$11,651	$12,013
10/19	$11,053	$11,622	$11,668	$12,022
11/19	$11,070	$11,651	$11,697	$12,052
12/19	$11,095	$11,686	$11,742	$12,094
1/20	$11,294	$11,896	$11,970	$12,371
2/20	$11,425	$12,050	$12,111	$12,573
3/20	$11,047	$11,613	$11,696	$12,054
4/20	$10,897	$11,467	$11,577	$11,828
5/20	$11,256	$11,832	$11,956	$12,253
6/20	$11,369	$11,929	$12,032	$12,378
7/20	$11,544	$12,130	$12,247	$12,636
8/20	$11,506	$12,073	$12,181	$12,542
9/20	$11,495	$12,076	$12,185	$12,547
10/20	$11,466	$12,039	$12,147	$12,503
11/20	$11,632	$12,221	$12,328	$12,761
12/20	$11,700	$12,295	$12,403	$12,859
1/21	$11,785	$12,374	$12,474	$12,960
2/21	$11,604	$12,177	$12,263	$12,702
3/21	$11,652	$12,252	$12,333	$12,790
4/21	$11,755	$12,355	$12,429	$12,930
5/21	$11,787	$12,392	$12,450	$12,980
6/21	$11,810	$12,426	$12,473	$13,018
7/21	$11,894	$12,529	$12,591	$13,154
8/21	$11,854	$12,483	$12,558	$13,095
9/21	$11,742	$12,393	$12,454	$12,974
10/21	$11,711	$12,357	$12,405	$12,930
11/21	$11,788	$12,462	$12,494	$13,082
12/21	$11,801	$12,482	$12,522	$13,105
1/22	$11,463	$12,140	$12,160	$12,692
2/22	$11,397	$12,097	$12,122	$12,649
3/22	$11,032	$11,705	$11,742	$12,167
4/22	$10,739	$11,381	$11,430	$11,763
5/22	$10,862	$11,550	$11,614	$11,935
6/22	$10,716	$11,361	$11,488	$11,697
7/22	$10,987	$11,661	$11,825	$12,077
8/22	$10,777	$11,405	$11,609	$11,798
9/22	$10,422	$10,968	$11,196	$11,285
10/22	$10,343	$10,876	$11,137	$11,196
11/22	$10,888	$11,385	$11,602	$11,810
12/22	$10,902	$11,418	$11,699	$11,866
1/23	$11,248	$11,746	$12,014	$12,230
2/23	$11,007	$11,480	$11,775	$11,949
3/23	$11,235	$11,735	$12,021	$12,239
4/23	$11,223	$11,708	$11,994	$12,234
5/23	$11,108	$11,607	$11,862	$12,114
6/23	$11,190	$11,723	$11,951	$12,237
7/23	$11,224	$11,769	$12,005	$12,305
8/23	$11,073	$11,600	$11,841	$12,089
9/23	$10,696	$11,260	$11,515	$11,648
10/23	$10,535	$11,164	$11,446	$11,530
11/23	$11,323	$11,873	$12,095	$12,403
12/23	$11,669	$12,149	$12,375	$12,742
1/24	$11,611	$12,087	$12,314	$12,673
2/24	$11,630	$12,102	$12,320	$12,695
3/24	$11,620	$12,102	$12,308	$12,736
4/24	$11,477	$11,952	$12,143	$12,540
5/24	$11,371	$11,917	$11,999	$12,491
6/24	$11,582	$12,099	$12,180	$12,717
7/24	$11,687	$12,210	$12,278	$12,830
8/24	$11,811	$12,306	$12,390	$12,881
9/24	$11,955	$12,428	$12,502	$13,027
10/24	$11,732	$12,246	$12,295	$12,806
11/24	$11,935	$12,458	$12,481	$13,066
12/24	$11,769	$12,277	$12,335	$12,842
1/25	$11,842	$12,338	$12,436	$12,927

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class A	2.02%	0.96%	2.04%
Class A with 3.25% Maximum Sales Charge	(1.28)%	0.30%	1.70%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg 10 Year Municipal Bond Index	0.99%	0.77%	2.20%
Bloomberg 15 Year Municipal Bond Index	2.01%	0.88%	2.60%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.
Footnote[2]	Performance prior to April 15, 2015 reflects the Fund’s performance under its former investment objective and policies.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$735,952,905
# of Portfolio Holdings	444
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$2,280,883

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.6%
Education	3.7%
Hospital	4.0%
Water and Sewer	5.6%
Special Tax Revenue	5.7%
Short-Term Investments	6.0%
Transportation	6.5%
Other Revenue	6.8%
Housing	12.7%
General Obligations	39.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
37.5%
AA
39.6%
A
18.8%
BBB
3.6%
Not Rated
0.5%

Value	Value
Not Rated	0.5%
BBB	3.6%
A	18.8%
AA	39.6%
AAA	37.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

EALTX-TSR-AR

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Class C ECLTX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140	1.39%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 10 Year Municipal Bond Index (the Index):

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector contributed to performance relative to the Index during the period

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns during the period

↑ Out-of-Index exposures to bonds with 1-7 years and 12-15 years remaining to maturity, which generally outperformed 8-12-year maturity bonds within the Index during the period, contributed to Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg 10 Year Municipal Bond Index	Bloomberg 15 Year Municipal Bond Index
1/15	$10,000	$10,000	$10,000	$10,000
2/15	$9,805	$9,897	$9,886	$9,857
3/15	$9,866	$9,925	$9,926	$9,902
4/15	$9,774	$9,873	$9,866	$9,829
5/15	$9,698	$9,846	$9,835	$9,805
6/15	$9,669	$9,837	$9,813	$9,789
7/15	$9,763	$9,908	$9,887	$9,880
8/15	$9,783	$9,928	$9,917	$9,903
9/15	$9,887	$10,000	$10,010	$9,997
10/15	$9,924	$10,039	$10,051	$10,035
11/15	$9,985	$10,079	$10,090	$10,100
12/15	$10,087	$10,150	$10,171	$10,209
1/16	$10,245	$10,271	$10,324	$10,365
2/16	$10,236	$10,287	$10,334	$10,364
3/16	$10,292	$10,320	$10,364	$10,427
4/16	$10,381	$10,396	$10,448	$10,519
5/16	$10,385	$10,424	$10,450	$10,559
6/16	$10,601	$10,590	$10,626	$10,769
7/16	$10,572	$10,596	$10,633	$10,757
8/16	$10,585	$10,611	$10,644	$10,780
9/16	$10,531	$10,558	$10,613	$10,722
10/16	$10,384	$10,447	$10,485	$10,561
11/16	$9,851	$10,057	$10,015	$10,066
12/16	$10,011	$10,175	$10,159	$10,243
1/17	$10,044	$10,242	$10,234	$10,295
2/17	$10,113	$10,314	$10,306	$10,367
3/17	$10,147	$10,336	$10,339	$10,399
4/17	$10,250	$10,411	$10,438	$10,496
5/17	$10,436	$10,576	$10,625	$10,706
6/17	$10,385	$10,538	$10,583	$10,652
7/17	$10,452	$10,624	$10,681	$10,747
8/17	$10,536	$10,704	$10,757	$10,850
9/17	$10,468	$10,650	$10,695	$10,815
10/17	$10,475	$10,676	$10,719	$10,855
11/17	$10,399	$10,619	$10,623	$10,801
12/17	$10,508	$10,730	$10,751	$10,954
1/18	$10,321	$10,603	$10,586	$10,759
2/18	$10,262	$10,572	$10,541	$10,721
3/18	$10,296	$10,611	$10,578	$10,788
4/18	$10,255	$10,573	$10,554	$10,762
5/18	$10,359	$10,694	$10,666	$10,894
6/18	$10,343	$10,703	$10,673	$10,892
7/18	$10,360	$10,729	$10,714	$10,916
8/18	$10,369	$10,757	$10,747	$10,966
9/18	$10,302	$10,687	$10,680	$10,886
10/18	$10,233	$10,621	$10,618	$10,791
11/18	$10,330	$10,739	$10,756	$10,948
12/18	$10,452	$10,867	$10,903	$11,106
1/19	$10,540	$10,950	$11,021	$11,198
2/19	$10,586	$11,008	$11,082	$11,263
3/19	$10,709	$11,182	$11,246	$11,488
4/19	$10,738	$11,224	$11,276	$11,541
5/19	$10,879	$11,379	$11,445	$11,724
6/19	$10,916	$11,421	$11,488	$11,768
7/19	$10,986	$11,513	$11,587	$11,879
8/19	$11,117	$11,695	$11,765	$12,130
9/19	$11,023	$11,601	$11,651	$12,013
10/19	$11,024	$11,622	$11,668	$12,022
11/19	$11,034	$11,651	$11,697	$12,052
12/19	$11,061	$11,686	$11,742	$12,094
1/20	$11,244	$11,896	$11,970	$12,371
2/20	$11,376	$12,050	$12,111	$12,573
3/20	$10,992	$11,613	$11,696	$12,054
4/20	$10,837	$11,467	$11,577	$11,828
5/20	$11,187	$11,832	$11,956	$12,253
6/20	$11,284	$11,929	$12,032	$12,378
7/20	$11,450	$12,130	$12,247	$12,636
8/20	$11,414	$12,073	$12,181	$12,542
9/20	$11,387	$12,076	$12,185	$12,547
10/20	$11,359	$12,039	$12,147	$12,503
11/20	$11,508	$12,221	$12,328	$12,761
12/20	$11,577	$12,295	$12,403	$12,859
1/21	$11,645	$12,374	$12,474	$12,960
2/21	$11,459	$12,177	$12,263	$12,702
3/21	$11,499	$12,252	$12,333	$12,790
4/21	$11,594	$12,355	$12,429	$12,930
5/21	$11,626	$12,392	$12,450	$12,980
6/21	$11,633	$12,426	$12,473	$13,018
7/21	$11,718	$12,529	$12,591	$13,154
8/21	$11,662	$12,483	$12,558	$13,095
9/21	$11,554	$12,393	$12,454	$12,974
10/21	$11,515	$12,357	$12,405	$12,930
11/21	$11,584	$12,462	$12,494	$13,082
12/21	$11,581	$12,482	$12,522	$13,105
1/22	$11,241	$12,140	$12,160	$12,692
2/22	$11,179	$12,097	$12,122	$12,649
3/22	$10,814	$11,705	$11,742	$12,167
4/22	$10,511	$11,381	$11,430	$11,763
5/22	$10,634	$11,550	$11,614	$11,935
6/22	$10,475	$11,361	$11,488	$11,697
7/22	$10,743	$11,661	$11,825	$12,077
8/22	$10,531	$11,405	$11,609	$11,798
9/22	$10,169	$10,968	$11,196	$11,285
10/22	$10,085	$10,876	$11,137	$11,196
11/22	$10,619	$11,385	$11,602	$11,810
12/22	$10,626	$11,418	$11,699	$11,866
1/23	$10,947	$11,746	$12,014	$12,230
2/23	$10,716	$11,480	$11,775	$11,949
3/23	$10,922	$11,735	$12,021	$12,239
4/23	$10,913	$11,708	$11,994	$12,234
5/23	$10,794	$11,607	$11,862	$12,114
6/23	$10,866	$11,723	$11,951	$12,237
7/23	$10,893	$11,769	$12,005	$12,305
8/23	$10,739	$11,600	$11,841	$12,089
9/23	$10,358	$11,260	$11,515	$11,648
10/23	$10,195	$11,164	$11,446	$11,530
11/23	$10,952	$11,873	$12,095	$12,403
12/23	$11,280	$12,149	$12,375	$12,742
1/24	$11,226	$12,087	$12,314	$12,673
2/24	$11,228	$12,102	$12,320	$12,695
3/24	$11,211	$12,102	$12,308	$12,736
4/24	$11,066	$11,952	$12,143	$12,540
5/24	$10,957	$11,917	$11,999	$12,491
6/24	$11,153	$12,099	$12,180	$12,717
7/24	$11,247	$12,210	$12,278	$12,830
8/24	$11,360	$12,306	$12,390	$12,881
9/24	$11,501	$12,428	$12,502	$13,027
10/24	$11,270	$12,246	$12,295	$12,806
11/24	$11,458	$12,458	$12,481	$13,066
12/24	$11,291	$12,277	$12,335	$12,842
1/25	$11,529	$12,338	$12,436	$12,927

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	1.17%	0.20%	1.43%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	0.18%	0.20%	1.43%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg 10 Year Municipal Bond Index	0.99%	0.77%	2.20%
Bloomberg 15 Year Municipal Bond Index	2.01%	0.88%	2.60%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.
Footnote[2]	Performance prior to April 15, 2015 reflects the Fund’s performance under its former investment objective and policies.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$735,952,905
# of Portfolio Holdings	444
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$2,280,883

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.6%
Education	3.7%
Hospital	4.0%
Water and Sewer	5.6%
Special Tax Revenue	5.7%
Short-Term Investments	6.0%
Transportation	6.5%
Other Revenue	6.8%
Housing	12.7%
General Obligations	39.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.5%
BBB	3.6%
A	18.8%
AA	39.6%
AAA	37.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

ECLTX-TSR-AR

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Class I EILTX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.39%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 10 Year Municipal Bond Index (the Index):

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector contributed to performance relative to the Index during the period

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns during the period

↑ Out-of-Index exposures to bonds with 1-7 years and 12-15 years remaining to maturity, which generally outperformed 8-12-year maturity bonds within the Index during the period, contributed to Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg 10 Year Municipal Bond Index	Bloomberg 15 Year Municipal Bond Index
1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/15	$981,237	$989,685	$988,563	$985,722
3/15	$989,016	$992,543	$992,589	$990,211
4/15	$979,851	$987,335	$986,627	$982,868
5/15	$973,072	$984,607	$983,486	$980,521
6/15	$970,896	$983,710	$981,286	$978,936
7/15	$981,241	$990,836	$988,683	$987,950
8/15	$984,872	$992,781	$991,680	$990,322
9/15	$995,360	$999,973	$1,001,045	$999,687
10/15	$999,940	$1,003,949	$1,005,143	$1,003,464
11/15	$1,006,857	$1,007,940	$1,009,015	$1,009,969
12/15	$1,018,019	$1,015,022	$1,017,090	$1,020,898
1/16	$1,034,910	$1,027,133	$1,032,397	$1,036,460
2/16	$1,034,879	$1,028,748	$1,033,362	$1,036,395
3/16	$1,041,400	$1,032,007	$1,036,417	$1,042,686
4/16	$1,051,294	$1,039,595	$1,044,754	$1,051,901
5/16	$1,052,623	$1,042,407	$1,044,978	$1,055,876
6/16	$1,075,342	$1,058,990	$1,062,587	$1,076,860
7/16	$1,073,359	$1,059,637	$1,063,338	$1,075,733
8/16	$1,075,578	$1,061,067	$1,064,436	$1,078,037
9/16	$1,071,007	$1,055,771	$1,061,346	$1,072,175
10/16	$1,056,983	$1,044,695	$1,048,468	$1,056,076
11/16	$1,002,711	$1,005,732	$1,001,456	$1,006,622
12/16	$1,019,796	$1,017,540	$1,015,852	$1,024,338
1/17	$1,024,921	$1,024,248	$1,023,370	$1,029,515
2/17	$1,031,927	$1,031,360	$1,030,582	$1,036,675
3/17	$1,037,163	$1,033,599	$1,033,935	$1,039,918
4/17	$1,048,537	$1,041,099	$1,043,821	$1,049,598
5/17	$1,068,482	$1,057,622	$1,062,524	$1,070,602
6/17	$1,063,240	$1,053,829	$1,058,270	$1,065,247
7/17	$1,070,985	$1,062,355	$1,068,119	$1,074,710
8/17	$1,081,394	$1,070,440	$1,075,728	$1,085,011
9/17	$1,074,401	$1,064,997	$1,069,524	$1,081,542
10/17	$1,076,081	$1,067,597	$1,071,851	$1,085,460
11/17	$1,069,094	$1,061,880	$1,062,343	$1,080,142
12/17	$1,082,184	$1,072,979	$1,075,102	$1,095,445
1/18	$1,063,765	$1,060,347	$1,058,632	$1,075,942
2/18	$1,058,565	$1,057,179	$1,054,087	$1,072,054
3/18	$1,062,972	$1,061,081	$1,057,786	$1,078,765
4/18	$1,058,725	$1,057,294	$1,055,413	$1,076,184
5/18	$1,070,309	$1,069,401	$1,066,592	$1,089,416
6/18	$1,069,538	$1,070,314	$1,067,336	$1,089,150
7/18	$1,073,137	$1,072,911	$1,071,377	$1,091,561
8/18	$1,074,959	$1,075,667	$1,074,703	$1,096,642
9/18	$1,067,960	$1,068,703	$1,067,992	$1,088,631
10/18	$1,062,640	$1,062,122	$1,061,843	$1,079,148
11/18	$1,073,577	$1,073,877	$1,075,606	$1,094,773
12/18	$1,086,299	$1,086,735	$1,090,265	$1,110,600
1/19	$1,096,352	$1,094,950	$1,102,117	$1,119,761
2/19	$1,102,924	$1,100,813	$1,108,187	$1,126,290
3/19	$1,116,668	$1,118,214	$1,124,618	$1,148,833
4/19	$1,120,587	$1,122,417	$1,127,596	$1,154,140
5/19	$1,136,198	$1,137,891	$1,144,535	$1,172,428
6/19	$1,141,017	$1,142,092	$1,148,753	$1,176,825
7/19	$1,149,353	$1,151,296	$1,158,701	$1,187,854
8/19	$1,164,035	$1,169,457	$1,176,547	$1,213,005
9/19	$1,155,174	$1,160,082	$1,165,063	$1,201,342
10/19	$1,156,234	$1,162,161	$1,166,774	$1,202,200
11/19	$1,158,202	$1,165,068	$1,169,678	$1,205,159
12/19	$1,161,991	$1,168,625	$1,174,235	$1,209,438
1/20	$1,182,234	$1,189,621	$1,196,973	$1,237,081
2/20	$1,196,166	$1,204,962	$1,211,111	$1,257,326
3/20	$1,156,764	$1,161,254	$1,169,578	$1,205,423
4/20	$1,141,349	$1,146,680	$1,157,687	$1,182,807
5/20	$1,179,207	$1,183,158	$1,195,555	$1,225,266
6/20	$1,191,316	$1,192,896	$1,203,241	$1,237,835
7/20	$1,209,867	$1,212,987	$1,224,710	$1,263,575
8/20	$1,206,169	$1,207,295	$1,218,083	$1,254,228
9/20	$1,205,262	$1,207,551	$1,218,542	$1,254,710
10/20	$1,202,406	$1,203,924	$1,214,725	$1,250,333
11/20	$1,220,094	$1,222,092	$1,232,765	$1,276,065
12/20	$1,228,398	$1,229,537	$1,240,281	$1,285,898
1/21	$1,236,641	$1,237,372	$1,247,398	$1,295,975
2/21	$1,217,850	$1,217,712	$1,226,328	$1,270,220
3/21	$1,223,201	$1,225,222	$1,233,255	$1,279,019
4/21	$1,234,273	$1,235,499	$1,242,939	$1,293,037
5/21	$1,238,771	$1,239,185	$1,245,002	$1,297,986
6/21	$1,240,493	$1,242,587	$1,247,331	$1,301,798
7/21	$1,249,691	$1,252,893	$1,259,131	$1,315,414
8/21	$1,245,725	$1,248,295	$1,255,820	$1,309,474
9/21	$1,235,154	$1,239,286	$1,245,415	$1,297,442
10/21	$1,231,147	$1,235,663	$1,240,533	$1,293,005
11/21	$1,240,464	$1,246,182	$1,249,398	$1,308,228
12/21	$1,241,180	$1,248,192	$1,252,204	$1,310,483
1/22	$1,205,843	$1,214,026	$1,216,013	$1,269,188
2/22	$1,200,107	$1,209,676	$1,212,181	$1,264,945
3/22	$1,160,898	$1,170,462	$1,174,215	$1,216,661
4/22	$1,130,284	$1,138,088	$1,143,036	$1,176,299
5/22	$1,143,547	$1,154,994	$1,161,392	$1,193,506
6/22	$1,128,298	$1,136,077	$1,148,813	$1,169,692
7/22	$1,157,115	$1,166,094	$1,182,481	$1,207,713
8/22	$1,135,262	$1,140,538	$1,160,859	$1,179,788
9/22	$1,098,060	$1,096,763	$1,119,587	$1,128,546
10/22	$1,089,938	$1,087,642	$1,113,669	$1,119,637
11/22	$1,147,615	$1,138,515	$1,160,161	$1,181,027
12/22	$1,150,333	$1,141,774	$1,169,872	$1,186,558
1/23	$1,186,124	$1,174,572	$1,201,444	$1,223,011
2/23	$1,160,922	$1,148,012	$1,177,459	$1,194,933
3/23	$1,185,273	$1,173,484	$1,202,142	$1,223,942
4/23	$1,185,239	$1,170,803	$1,199,427	$1,223,407
5/23	$1,172,342	$1,160,657	$1,186,191	$1,211,423
6/23	$1,182,158	$1,172,284	$1,195,106	$1,223,735
7/23	$1,186,067	$1,176,922	$1,200,500	$1,230,521
8/23	$1,169,323	$1,159,978	$1,184,146	$1,208,892
9/23	$1,129,764	$1,125,981	$1,151,510	$1,164,794
10/23	$1,112,905	$1,116,399	$1,144,555	$1,152,978
11/23	$1,196,488	$1,187,269	$1,209,482	$1,240,283
12/23	$1,233,386	$1,214,864	$1,237,532	$1,274,165
1/24	$1,227,489	$1,208,659	$1,231,357	$1,267,257
2/24	$1,229,680	$1,210,212	$1,231,957	$1,269,499
3/24	$1,228,893	$1,210,173	$1,230,820	$1,273,562
4/24	$1,214,028	$1,195,185	$1,214,266	$1,254,032
5/24	$1,203,099	$1,191,680	$1,199,946	$1,249,130
6/24	$1,225,643	$1,209,946	$1,218,047	$1,271,708
7/24	$1,237,011	$1,220,974	$1,227,833	$1,283,002
8/24	$1,250,413	$1,230,603	$1,238,976	$1,288,064
9/24	$1,265,969	$1,242,766	$1,250,188	$1,302,699
10/24	$1,242,591	$1,224,645	$1,229,501	$1,280,576
11/24	$1,264,326	$1,245,800	$1,248,113	$1,306,578
12/24	$1,247,001	$1,227,663	$1,233,481	$1,284,168
1/25	$1,255,357	$1,233,815	$1,243,594	$1,292,688

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class I	2.27%	1.21%	2.30%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg 10 Year Municipal Bond Index	0.99%	0.77%	2.20%
Bloomberg 15 Year Municipal Bond Index	2.01%	0.88%	2.60%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.
Footnote[2]	Performance prior to April 15, 2015 reflects the Fund’s performance under its former investment objective and policies.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$735,952,905
# of Portfolio Holdings	444
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$2,280,883

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.6%
Education	3.7%
Hospital	4.0%
Water and Sewer	5.6%
Special Tax Revenue	5.7%
Short-Term Investments	6.0%
Transportation	6.5%
Other Revenue	6.8%
Housing	12.7%
General Obligations	39.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.5%
BBB	3.6%
A	18.8%
AA	39.6%
AAA	37.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

EILTX-TSR-AR

Parametric TABS Intermediate-Term Municipal Bond Fund

Class A EITAX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money Intermediate 1-17 Year Bond Index (the Index):

↑ An out-of-Index allocation to U.S. Treasurys, which outperformed tax-exempt municipal bonds during much of the period, contributed to Index-relative returns

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ An overweight exposure to A-rated bonds helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

↓ An overweight exposure to bonds with 15 years or more remaining to maturity, which generally underperformed shorter-maturity bonds during the period, detracted from Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	Bloomberg 7 Year Municipal Bond Index
1/15	$10,000	$10,000	$10,000	$10,000
2/15	$9,547	$9,897	$9,872	$9,904
3/15	$9,567	$9,925	$9,901	$9,917
4/15	$9,501	$9,873	$9,846	$9,894
5/15	$9,459	$9,846	$9,817	$9,840
6/15	$9,441	$9,837	$9,808	$9,841
7/15	$9,509	$9,908	$9,886	$9,898
8/15	$9,529	$9,928	$9,914	$9,915
9/15	$9,613	$10,000	$10,002	$10,003
10/15	$9,650	$10,039	$10,041	$10,058
11/15	$9,704	$10,079	$10,072	$10,078
12/15	$9,782	$10,150	$10,142	$10,130
1/16	$9,923	$10,271	$10,292	$10,275
2/16	$9,922	$10,287	$10,305	$10,295
3/16	$9,975	$10,320	$10,317	$10,282
4/16	$10,051	$10,396	$10,395	$10,351
5/16	$10,064	$10,424	$10,393	$10,337
6/16	$10,230	$10,590	$10,554	$10,456
7/16	$10,211	$10,596	$10,563	$10,482
8/16	$10,231	$10,611	$10,562	$10,478
9/16	$10,180	$10,558	$10,518	$10,463
10/16	$10,071	$10,447	$10,403	$10,383
11/16	$9,641	$10,057	$9,980	$10,001
12/16	$9,766	$10,175	$10,115	$10,079
1/17	$9,795	$10,242	$10,184	$10,175
2/17	$9,859	$10,314	$10,251	$10,258
3/17	$9,882	$10,336	$10,273	$10,276
4/17	$9,971	$10,411	$10,366	$10,372
5/17	$10,133	$10,576	$10,536	$10,521
6/17	$10,083	$10,538	$10,486	$10,474
7/17	$10,156	$10,624	$10,570	$10,565
8/17	$10,236	$10,704	$10,640	$10,638
9/17	$10,170	$10,650	$10,571	$10,555
10/17	$10,177	$10,676	$10,589	$10,563
11/17	$10,103	$10,619	$10,494	$10,446
12/17	$10,200	$10,730	$10,608	$10,532
1/18	$10,051	$10,603	$10,470	$10,442
2/18	$10,002	$10,572	$10,428	$10,394
3/18	$10,026	$10,611	$10,461	$10,405
4/18	$9,984	$10,573	$10,426	$10,366
5/18	$10,100	$10,694	$10,537	$10,480
6/18	$10,091	$10,703	$10,548	$10,506
7/18	$10,115	$10,729	$10,577	$10,548
8/18	$10,114	$10,757	$10,596	$10,555
9/18	$10,064	$10,687	$10,524	$10,494
10/18	$10,005	$10,621	$10,466	$10,463
11/18	$10,106	$10,739	$10,598	$10,578
12/18	$10,207	$10,867	$10,738	$10,706
1/19	$10,290	$10,950	$10,844	$10,828
2/19	$10,334	$11,008	$10,902	$10,888
3/19	$10,452	$11,182	$11,050	$10,994
4/19	$10,486	$11,224	$11,074	$11,008
5/19	$10,613	$11,379	$11,224	$11,160
6/19	$10,646	$11,421	$11,266	$11,210
7/19	$10,731	$11,513	$11,371	$11,310
8/19	$10,857	$11,695	$11,529	$11,428
9/19	$10,787	$11,601	$11,413	$11,320
10/19	$10,794	$11,622	$11,437	$11,358
11/19	$10,809	$11,651	$11,462	$11,385
12/19	$10,830	$11,686	$11,500	$11,428
1/20	$11,026	$11,896	$11,713	$11,617
2/20	$11,178	$12,050	$11,839	$11,716
3/20	$10,830	$11,613	$11,532	$11,314
4/20	$10,768	$11,467	$11,450	$11,267
5/20	$11,137	$11,832	$11,862	$11,621
6/20	$11,212	$11,929	$11,880	$11,689
7/20	$11,372	$12,130	$12,061	$11,869
8/20	$11,327	$12,073	$11,986	$11,847
9/20	$11,314	$12,076	$11,994	$11,861
10/20	$11,274	$12,039	$11,948	$11,831
11/20	$11,434	$12,221	$12,115	$11,954
12/20	$11,483	$12,295	$12,156	$12,012
1/21	$11,520	$12,374	$12,197	$12,064
2/21	$11,346	$12,177	$11,976	$11,887
3/21	$11,347	$12,252	$12,039	$11,947
4/21	$11,428	$12,355	$12,131	$12,020
5/21	$11,456	$12,392	$12,148	$12,026
6/21	$11,484	$12,426	$12,161	$12,033
7/21	$11,573	$12,529	$12,271	$12,132
8/21	$11,538	$12,483	$12,231	$12,114
9/21	$11,424	$12,393	$12,128	$12,030
10/21	$11,398	$12,357	$12,088	$11,981
11/21	$11,470	$12,462	$12,181	$12,028
12/21	$11,469	$12,482	$12,203	$12,055
1/22	$11,166	$12,140	$11,838	$11,727
2/22	$11,106	$12,097	$11,806	$11,688
3/22	$10,785	$11,705	$11,418	$11,368
4/22	$10,518	$11,381	$11,112	$11,124
5/22	$10,683	$11,550	$11,312	$11,298
6/22	$10,492	$11,361	$11,176	$11,234
7/22	$10,760	$11,661	$11,491	$11,504
8/22	$10,553	$11,405	$11,243	$11,303
9/22	$10,229	$10,968	$10,835	$10,934
10/22	$10,133	$10,876	$10,795	$10,889
11/22	$10,693	$11,385	$11,261	$11,261
12/22	$10,682	$11,418	$11,322	$11,336
1/23	$11,026	$11,746	$11,637	$11,609
2/23	$10,798	$11,480	$11,357	$11,369
3/23	$11,036	$11,735	$11,630	$11,596
4/23	$11,064	$11,708	$11,582	$11,557
5/23	$10,990	$11,607	$11,436	$11,425
6/23	$11,046	$11,723	$11,534	$11,506
7/23	$11,046	$11,769	$11,573	$11,554
8/23	$10,889	$11,600	$11,401	$11,432
9/23	$10,491	$11,260	$11,059	$11,178
10/23	$10,325	$11,164	$11,000	$11,131
11/23	$11,109	$11,873	$11,681	$11,668
12/23	$11,446	$12,149	$11,966	$11,901
1/24	$11,371	$12,087	$11,888	$11,853
2/24	$11,362	$12,102	$11,890	$11,858
3/24	$11,353	$12,102	$11,870	$11,844
4/24	$11,193	$11,952	$11,699	$11,710
5/24	$11,174	$11,917	$11,591	$11,599
6/24	$11,356	$12,099	$11,774	$11,743
7/24	$11,481	$12,210	$11,886	$11,867
8/24	$11,577	$12,306	$11,998	$12,021
9/24	$11,732	$12,428	$12,111	$12,120
10/24	$11,492	$12,246	$11,901	$11,951
11/24	$11,685	$12,458	$12,088	$12,080
12/24	$11,502	$12,277	$11,928	$11,962
1/25	$11,555	$12,338	$12,005	$12,055

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class A	1.58%	0.93%	1.79%
Class A with 3.25% Maximum Sales Charge	(1.75)%	0.27%	1.46%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	0.98%	0.49%	1.84%
Bloomberg 7 Year Municipal Bond Index	1.70%	0.74%	1.88%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.
Footnote[2]	Performance prior to February 17, 2015 reflects the Fund’s performance under its former investment strategy.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$463,028,964
# of Portfolio Holdings	149
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,183,277

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	12.5%
Bond Bank	3.4%
Education	3.5%
Other Revenue	4.3%
Short-Term Investments	5.8%
Housing	8.3%
Water and Sewer	10.0%
Special Tax Revenue	10.3%
U.S. Treasury Obligations	13.7%
General Obligations	28.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
29.9%
AA
38.7%
A
13.3%
BBB
3.7%
Treasury
14.3%
Not Rated
0.1%

Value	Value
Not Rated	0.1%
Treasury	14.3%
BBB	3.7%
A	13.3%
AA	38.7%
AAA	29.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

EITAX-TSR-AR

Parametric TABS Intermediate-Term Municipal Bond Fund

Class C EITCX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$161	1.60%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money Intermediate 1-17 Year Bond Index (the Index):

↓ An overweight exposure to bonds with 15 years or more remaining to maturity, which generally underperformed shorter-maturity bonds during the period, detracted from Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

↑ An out-of-Index allocation to U.S. Treasurys, which outperformed tax-exempt municipal bonds during much of the period, contributed to Index-relative returns

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ An overweight exposure to A-rated bonds helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	Bloomberg 7 Year Municipal Bond Index
1/15	$10,000	$10,000	$10,000	$10,000
2/15	$9,862	$9,897	$9,872	$9,904
3/15	$9,876	$9,925	$9,901	$9,917
4/15	$9,810	$9,873	$9,846	$9,894
5/15	$9,760	$9,846	$9,817	$9,840
6/15	$9,736	$9,837	$9,808	$9,841
7/15	$9,800	$9,908	$9,886	$9,898
8/15	$9,814	$9,928	$9,914	$9,915
9/15	$9,895	$10,000	$10,002	$10,003
10/15	$9,927	$10,039	$10,041	$10,058
11/15	$9,968	$10,079	$10,072	$10,078
12/15	$10,050	$10,150	$10,142	$10,130
1/16	$10,188	$10,271	$10,292	$10,275
2/16	$10,181	$10,287	$10,305	$10,295
3/16	$10,228	$10,320	$10,317	$10,282
4/16	$10,293	$10,396	$10,395	$10,351
5/16	$10,299	$10,424	$10,393	$10,337
6/16	$10,471	$10,590	$10,554	$10,456
7/16	$10,445	$10,596	$10,563	$10,482
8/16	$10,451	$10,611	$10,562	$10,478
9/16	$10,400	$10,558	$10,518	$10,463
10/16	$10,274	$10,447	$10,403	$10,383
11/16	$9,837	$10,057	$9,980	$10,001
12/16	$9,958	$10,175	$10,115	$10,079
1/17	$9,973	$10,242	$10,184	$10,175
2/17	$10,034	$10,314	$10,251	$10,258
3/17	$10,050	$10,336	$10,273	$10,276
4/17	$10,134	$10,411	$10,366	$10,372
5/17	$10,293	$10,576	$10,536	$10,521
6/17	$10,244	$10,538	$10,486	$10,474
7/17	$10,303	$10,624	$10,570	$10,565
8/17	$10,387	$10,704	$10,640	$10,638
9/17	$10,313	$10,650	$10,571	$10,555
10/17	$10,305	$10,676	$10,589	$10,563
11/17	$10,232	$10,619	$10,494	$10,446
12/17	$10,324	$10,730	$10,608	$10,532
1/18	$10,167	$10,603	$10,470	$10,442
2/18	$10,111	$10,572	$10,428	$10,394
3/18	$10,128	$10,611	$10,461	$10,405
4/18	$10,072	$10,573	$10,426	$10,366
5/18	$10,182	$10,694	$10,537	$10,480
6/18	$10,176	$10,703	$10,548	$10,506
7/18	$10,193	$10,729	$10,577	$10,548
8/18	$10,186	$10,757	$10,596	$10,555
9/18	$10,120	$10,687	$10,524	$10,494
10/18	$10,063	$10,621	$10,466	$10,463
11/18	$10,150	$10,739	$10,598	$10,578
12/18	$10,253	$10,867	$10,738	$10,706
1/19	$10,331	$10,950	$10,844	$10,828
2/19	$10,368	$11,008	$10,902	$10,888
3/19	$10,480	$11,182	$11,050	$10,994
4/19	$10,508	$11,224	$11,074	$11,008
5/19	$10,628	$11,379	$11,224	$11,160
6/19	$10,655	$11,421	$11,266	$11,210
7/19	$10,733	$11,513	$11,371	$11,310
8/19	$10,852	$11,695	$11,529	$11,428
9/19	$10,767	$11,601	$11,413	$11,320
10/19	$10,768	$11,622	$11,437	$11,358
11/19	$10,776	$11,651	$11,462	$11,385
12/19	$10,799	$11,686	$11,500	$11,428
1/20	$10,987	$11,896	$11,713	$11,617
2/20	$11,123	$12,050	$11,839	$11,716
3/20	$10,778	$11,613	$11,532	$11,314
4/20	$10,710	$11,467	$11,450	$11,267
5/20	$11,062	$11,832	$11,862	$11,621
6/20	$11,128	$11,929	$11,880	$11,689
7/20	$11,289	$12,130	$12,061	$11,869
8/20	$11,237	$12,073	$11,986	$11,847
9/20	$11,208	$12,076	$11,994	$11,861
10/20	$11,162	$12,039	$11,948	$11,831
11/20	$11,314	$12,221	$12,115	$11,954
12/20	$11,355	$12,295	$12,156	$12,012
1/21	$11,393	$12,374	$12,197	$12,064
2/21	$11,206	$12,177	$11,976	$11,887
3/21	$11,200	$12,252	$12,039	$11,947
4/21	$11,281	$12,355	$12,131	$12,020
5/21	$11,302	$12,392	$12,148	$12,026
6/21	$11,322	$12,426	$12,161	$12,033
7/21	$11,403	$12,529	$12,271	$12,132
8/21	$11,353	$12,483	$12,231	$12,114
9/21	$11,242	$12,393	$12,128	$12,030
10/21	$11,200	$12,357	$12,088	$11,981
11/21	$11,273	$12,462	$12,181	$12,028
12/21	$11,256	$12,482	$12,203	$12,055
1/22	$10,951	$12,140	$11,838	$11,727
2/22	$10,886	$12,097	$11,806	$11,688
3/22	$10,565	$11,705	$11,418	$11,368
4/22	$10,296	$11,381	$11,112	$11,124
5/22	$10,451	$11,550	$11,312	$11,298
6/22	$10,266	$11,361	$11,176	$11,234
7/22	$10,514	$11,661	$11,491	$11,504
8/22	$10,304	$11,405	$11,243	$11,303
9/22	$9,990	$10,968	$10,835	$10,934
10/22	$9,891	$10,876	$10,795	$10,889
11/22	$10,421	$11,385	$11,261	$11,261
12/22	$10,404	$11,418	$11,322	$11,336
1/23	$10,733	$11,746	$11,637	$11,609
2/23	$10,514	$11,480	$11,357	$11,369
3/23	$10,730	$11,735	$11,630	$11,596
4/23	$10,759	$11,708	$11,582	$11,557
5/23	$10,672	$11,607	$11,436	$11,425
6/23	$10,719	$11,723	$11,534	$11,506
7/23	$10,721	$11,769	$11,573	$11,554
8/23	$10,553	$11,600	$11,401	$11,432
9/23	$10,170	$11,260	$11,059	$11,178
10/23	$10,002	$11,164	$11,000	$11,131
11/23	$10,746	$11,873	$11,681	$11,668
12/23	$11,075	$12,149	$11,966	$11,901
1/24	$10,995	$12,087	$11,888	$11,853
2/24	$10,971	$12,102	$11,890	$11,858
3/24	$10,955	$12,102	$11,870	$11,844
4/24	$10,802	$11,952	$11,699	$11,710
5/24	$10,769	$11,917	$11,591	$11,599
6/24	$10,937	$12,099	$11,774	$11,743
7/24	$11,051	$12,210	$11,886	$11,867
8/24	$11,145	$12,306	$11,998	$12,021
9/24	$11,278	$12,428	$12,111	$12,120
10/24	$11,041	$12,246	$11,901	$11,951
11/24	$11,220	$12,458	$12,088	$12,080
12/24	$11,037	$12,277	$11,928	$11,962
1/25	$11,245	$12,338	$12,005	$12,055

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	0.82%	0.18%	1.18%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(0.16)%	0.18%	1.18%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	0.98%	0.49%	1.84%
Bloomberg 7 Year Municipal Bond Index	1.70%	0.74%	1.88%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.
Footnote[2]	Performance prior to February 17, 2015 reflects the Fund’s performance under its former investment strategy.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$463,028,964
# of Portfolio Holdings	149
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,183,277

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	12.5%
Bond Bank	3.4%
Education	3.5%
Other Revenue	4.3%
Short-Term Investments	5.8%
Housing	8.3%
Water and Sewer	10.0%
Special Tax Revenue	10.3%
U.S. Treasury Obligations	13.7%
General Obligations	28.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
Treasury	14.3%
BBB	3.7%
A	13.3%
AA	38.7%
AAA	29.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

EITCX-TSR-AR

Parametric TABS Intermediate-Term Municipal Bond Fund

Class I ETIIX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.60%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money Intermediate 1-17 Year Bond Index (the Index):

↑ An out-of-Index allocation to U.S. Treasurys, which outperformed tax-exempt municipal bonds during much of the period, contributed to Index-relative returns

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ An overweight exposure to A-rated bonds helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

↓ An overweight exposure to bonds with 15 years or more remaining to maturity, which generally underperformed shorter-maturity bonds during the period, detracted from Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	Bloomberg 7 Year Municipal Bond Index
1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/15	$987,005	$989,685	$987,184	$990,381
3/15	$989,252	$992,543	$990,112	$991,700
4/15	$982,597	$987,335	$984,559	$989,426
5/15	$979,280	$984,607	$981,709	$983,968
6/15	$976,811	$983,710	$980,801	$984,052
7/15	$984,094	$990,836	$988,598	$989,804
8/15	$986,349	$992,781	$991,416	$991,469
9/15	$995,252	$999,973	$1,000,211	$1,000,273
10/15	$999,309	$1,003,949	$1,004,143	$1,005,844
11/15	$1,005,122	$1,007,940	$1,007,181	$1,007,816
12/15	$1,013,389	$1,015,022	$1,014,196	$1,012,995
1/16	$1,028,216	$1,027,133	$1,029,239	$1,027,458
2/16	$1,028,263	$1,028,748	$1,030,472	$1,029,540
3/16	$1,033,951	$1,032,007	$1,031,747	$1,028,166
4/16	$1,042,135	$1,039,595	$1,039,506	$1,035,054
5/16	$1,043,635	$1,042,407	$1,039,298	$1,033,698
6/16	$1,061,900	$1,058,990	$1,055,396	$1,045,615
7/16	$1,060,143	$1,059,637	$1,056,286	$1,048,188
8/16	$1,061,622	$1,061,067	$1,056,190	$1,047,826
9/16	$1,056,506	$1,055,771	$1,051,764	$1,046,323
10/16	$1,045,507	$1,044,695	$1,040,271	$1,038,340
11/16	$1,001,901	$1,005,732	$998,021	$1,000,109
12/16	$1,014,241	$1,017,540	$1,011,466	$1,007,942
1/17	$1,017,495	$1,024,248	$1,018,398	$1,017,542
2/17	$1,024,383	$1,031,360	$1,025,143	$1,025,823
3/17	$1,026,941	$1,033,599	$1,027,348	$1,027,582
4/17	$1,036,364	$1,041,099	$1,036,576	$1,037,167
5/17	$1,053,402	$1,057,622	$1,053,622	$1,052,123
6/17	$1,048,472	$1,053,829	$1,048,618	$1,047,415
7/17	$1,056,263	$1,062,355	$1,057,015	$1,056,520
8/17	$1,064,851	$1,070,440	$1,063,979	$1,063,839
9/17	$1,058,159	$1,064,997	$1,057,115	$1,055,533
10/17	$1,059,148	$1,067,597	$1,058,919	$1,056,258
11/17	$1,051,603	$1,061,880	$1,049,435	$1,044,606
12/17	$1,061,974	$1,072,979	$1,060,822	$1,053,210
1/18	$1,046,707	$1,060,347	$1,046,951	$1,044,154
2/18	$1,042,634	$1,057,179	$1,042,840	$1,039,365
3/18	$1,044,468	$1,061,081	$1,046,109	$1,040,534
4/18	$1,040,377	$1,057,294	$1,042,556	$1,036,589
5/18	$1,052,632	$1,069,401	$1,053,720	$1,048,009
6/18	$1,051,966	$1,070,314	$1,054,758	$1,050,591
7/18	$1,054,693	$1,072,911	$1,057,734	$1,054,828
8/18	$1,054,778	$1,075,667	$1,059,620	$1,055,453
9/18	$1,049,759	$1,068,703	$1,052,395	$1,049,423
10/18	$1,044,691	$1,062,122	$1,046,553	$1,046,316
11/18	$1,054,584	$1,073,877	$1,059,760	$1,057,803
12/18	$1,065,308	$1,086,735	$1,073,756	$1,070,642
1/19	$1,074,251	$1,094,950	$1,084,384	$1,082,764
2/19	$1,079,887	$1,100,813	$1,090,223	$1,088,826
3/19	$1,092,408	$1,118,214	$1,105,042	$1,099,432
4/19	$1,095,328	$1,122,417	$1,107,408	$1,100,802
5/19	$1,108,778	$1,137,891	$1,122,424	$1,116,036
6/19	$1,113,394	$1,142,092	$1,126,638	$1,120,982
7/19	$1,121,554	$1,151,296	$1,137,056	$1,130,959
8/19	$1,134,976	$1,169,457	$1,152,859	$1,142,819
9/19	$1,127,949	$1,160,082	$1,141,345	$1,132,013
10/19	$1,128,906	$1,162,161	$1,143,686	$1,135,774
11/19	$1,130,705	$1,165,068	$1,146,150	$1,138,543
12/19	$1,133,155	$1,168,625	$1,150,037	$1,142,819
1/20	$1,153,840	$1,189,621	$1,171,275	$1,161,721
2/20	$1,169,991	$1,204,962	$1,183,857	$1,171,599
3/20	$1,134,731	$1,161,254	$1,153,186	$1,131,435
4/20	$1,127,579	$1,146,680	$1,145,017	$1,126,736
5/20	$1,166,447	$1,183,158	$1,186,232	$1,162,076
6/20	$1,174,452	$1,192,896	$1,187,958	$1,168,884
7/20	$1,191,517	$1,212,987	$1,206,146	$1,186,930
8/20	$1,187,890	$1,207,295	$1,198,551	$1,184,700
9/20	$1,185,887	$1,207,551	$1,199,425	$1,186,089
10/20	$1,181,947	$1,203,924	$1,194,793	$1,183,138
11/20	$1,199,037	$1,222,092	$1,211,473	$1,195,360
12/20	$1,204,430	$1,229,537	$1,215,626	$1,201,193
1/21	$1,209,487	$1,237,372	$1,219,664	$1,206,376
2/21	$1,190,511	$1,217,712	$1,197,589	$1,188,731
3/21	$1,190,871	$1,225,222	$1,203,939	$1,194,727
4/21	$1,199,612	$1,235,499	$1,213,144	$1,202,011
5/21	$1,203,735	$1,239,185	$1,214,809	$1,202,577
6/21	$1,206,889	$1,242,587	$1,216,096	$1,203,327
7/21	$1,216,509	$1,252,893	$1,227,147	$1,213,180
8/21	$1,212,190	$1,248,295	$1,223,138	$1,211,399
9/21	$1,201,385	$1,239,286	$1,212,764	$1,202,964
10/21	$1,197,955	$1,235,663	$1,208,792	$1,198,073
11/21	$1,205,793	$1,246,182	$1,218,054	$1,202,813
12/21	$1,205,888	$1,248,192	$1,220,262	$1,205,507
1/22	$1,174,347	$1,214,026	$1,183,845	$1,172,701
2/22	$1,168,274	$1,209,676	$1,180,577	$1,168,822
3/22	$1,134,763	$1,170,462	$1,141,815	$1,136,773
4/22	$1,106,925	$1,138,088	$1,111,210	$1,112,436
5/22	$1,124,457	$1,154,994	$1,131,203	$1,129,828
6/22	$1,104,610	$1,136,077	$1,117,622	$1,123,360
7/22	$1,133,109	$1,166,094	$1,149,122	$1,150,392
8/22	$1,111,506	$1,140,538	$1,124,336	$1,130,253
9/22	$1,078,607	$1,096,763	$1,083,513	$1,093,424
10/22	$1,068,785	$1,087,642	$1,079,487	$1,088,917
11/22	$1,126,936	$1,138,515	$1,126,104	$1,126,131
12/22	$1,126,033	$1,141,774	$1,132,164	$1,133,564
1/23	$1,162,543	$1,174,572	$1,163,726	$1,160,871
2/23	$1,138,753	$1,148,012	$1,135,725	$1,136,909
3/23	$1,164,085	$1,173,484	$1,163,039	$1,159,602
4/23	$1,167,249	$1,170,803	$1,158,172	$1,155,652
5/23	$1,159,754	$1,160,657	$1,143,621	$1,142,504
6/23	$1,165,812	$1,172,284	$1,153,364	$1,150,612
7/23	$1,167,030	$1,176,922	$1,157,313	$1,155,357
8/23	$1,149,798	$1,159,978	$1,140,134	$1,143,249
9/23	$1,109,013	$1,125,981	$1,105,887	$1,117,795
10/23	$1,090,689	$1,116,399	$1,099,980	$1,113,065
11/23	$1,173,744	$1,187,269	$1,168,077	$1,166,809
12/23	$1,209,566	$1,214,864	$1,196,554	$1,190,124
1/24	$1,201,936	$1,208,659	$1,188,838	$1,185,312
2/24	$1,201,208	$1,210,212	$1,189,015	$1,185,779
3/24	$1,200,472	$1,210,173	$1,187,040	$1,184,445
4/24	$1,183,783	$1,195,185	$1,169,894	$1,170,983
5/24	$1,182,123	$1,191,680	$1,159,132	$1,159,869
6/24	$1,201,580	$1,209,946	$1,177,422	$1,174,334
7/24	$1,215,044	$1,220,974	$1,188,568	$1,186,677
8/24	$1,226,472	$1,230,603	$1,199,788	$1,202,077
9/24	$1,242,080	$1,242,766	$1,211,122	$1,211,952
10/24	$1,217,004	$1,224,645	$1,190,117	$1,195,051
11/24	$1,237,700	$1,245,800	$1,208,754	$1,208,016
12/24	$1,218,597	$1,227,663	$1,192,757	$1,196,232
1/25	$1,224,172	$1,233,815	$1,200,453	$1,205,483

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class I	1.84%	1.19%	2.04%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	0.98%	0.49%	1.84%
Bloomberg 7 Year Municipal Bond Index	1.70%	0.74%	1.88%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.
Footnote[2]	Performance prior to February 17, 2015 reflects the Fund’s performance under its former investment strategy.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$463,028,964
# of Portfolio Holdings	149
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$2,183,277

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	12.5%
Bond Bank	3.4%
Education	3.5%
Other Revenue	4.3%
Short-Term Investments	5.8%
Housing	8.3%
Water and Sewer	10.0%
Special Tax Revenue	10.3%
U.S. Treasury Obligations	13.7%
General Obligations	28.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
Treasury	14.3%
BBB	3.7%
A	13.3%
AA	38.7%
AAA	29.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

ETIIX-TSR-AR

Parametric TABS Short-Term Municipal Bond Fund

Class A EABSX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.74%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money 1-7 Year Bond Index (the Index):

↑ An out-of-Index allocation to U.S. Treasurys, which outperformed tax-exempt municipal bonds during much of the period, contributed to Index-relative returns

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ An overweight exposure to A-rated bonds helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

↓ An out-of-Index allocation to bonds with 7-15 years remaining to maturity, which generally underperformed shorter maturity bonds within the Index during the period, detracted from Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money 1–7 Year Bond Index	Bloomberg 5 Year Municipal Bond Index
1/15	$10,000	$10,000	$10,000	$10,000
2/15	$9,614	$9,897	$9,938	$9,933
3/15	$9,605	$9,925	$9,937	$9,926
4/15	$9,587	$9,873	$9,924	$9,915
5/15	$9,558	$9,846	$9,896	$9,882
6/15	$9,568	$9,837	$9,918	$9,909
7/15	$9,615	$9,908	$9,966	$9,961
8/15	$9,615	$9,928	$9,977	$9,964
9/15	$9,671	$10,000	$10,033	$10,024
10/15	$9,699	$10,039	$10,075	$10,081
11/15	$9,692	$10,079	$10,062	$10,070
12/15	$9,707	$10,150	$10,075	$10,090
1/16	$9,809	$10,271	$10,182	$10,206
2/16	$9,828	$10,287	$10,215	$10,245
3/16	$9,810	$10,320	$10,176	$10,206
4/16	$9,838	$10,396	$10,221	$10,256
5/16	$9,812	$10,424	$10,200	$10,235
6/16	$9,897	$10,590	$10,279	$10,324
7/16	$9,915	$10,596	$10,311	$10,363
8/16	$9,906	$10,611	$10,304	$10,363
9/16	$9,869	$10,558	$10,267	$10,322
10/16	$9,823	$10,447	$10,226	$10,276
11/16	$9,592	$10,057	$9,978	$10,001
12/16	$9,636	$10,175	$10,029	$10,051
1/17	$9,693	$10,242	$10,122	$10,156
2/17	$9,752	$10,314	$10,189	$10,239
3/17	$9,744	$10,336	$10,191	$10,242
4/17	$9,802	$10,411	$10,254	$10,312
5/17	$9,879	$10,576	$10,346	$10,414
6/17	$9,844	$10,538	$10,304	$10,369
7/17	$9,883	$10,624	$10,368	$10,446
8/17	$9,932	$10,704	$10,419	$10,513
9/17	$9,868	$10,650	$10,345	$10,440
10/17	$9,860	$10,676	$10,341	$10,437
11/17	$9,787	$10,619	$10,225	$10,319
12/17	$9,835	$10,730	$10,272	$10,366
1/18	$9,762	$10,603	$10,247	$10,342
2/18	$9,736	$10,572	$10,224	$10,312
3/18	$9,738	$10,611	$10,218	$10,308
4/18	$9,702	$10,573	$10,179	$10,268
5/18	$9,771	$10,694	$10,266	$10,370
6/18	$9,783	$10,703	$10,298	$10,397
7/18	$9,804	$10,729	$10,331	$10,438
8/18	$9,797	$10,757	$10,325	$10,435
9/18	$9,752	$10,687	$10,272	$10,377
10/18	$9,726	$10,621	$10,254	$10,357
11/18	$9,798	$10,739	$10,337	$10,439
12/18	$9,877	$10,867	$10,433	$10,541
1/19	$9,957	$10,950	$10,521	$10,637
2/19	$9,980	$11,008	$10,563	$10,689
3/19	$10,041	$11,182	$10,624	$10,763
4/19	$10,054	$11,224	$10,621	$10,766
5/19	$10,135	$11,379	$10,724	$10,882
6/19	$10,157	$11,421	$10,773	$10,942
7/19	$10,219	$11,513	$10,855	$11,033
8/19	$10,290	$11,695	$10,905	$11,096
9/19	$10,225	$11,601	$10,821	$11,002
10/19	$10,237	$11,622	$10,871	$11,058
11/19	$10,240	$11,651	$10,892	$11,081
12/19	$10,271	$11,686	$10,920	$11,115
1/20	$10,410	$11,896	$11,037	$11,250
2/20	$10,490	$12,050	$11,086	$11,317
3/20	$10,440	$11,613	$10,908	$10,999
4/20	$10,440	$11,467	$10,912	$10,987
5/20	$10,703	$11,832	$11,212	$11,299
6/20	$10,709	$11,929	$11,206	$11,358
7/20	$10,803	$12,130	$11,302	$11,490
8/20	$10,774	$12,073	$11,284	$11,485
9/20	$10,779	$12,076	$11,301	$11,503
10/20	$10,763	$12,039	$11,272	$11,480
11/20	$10,817	$12,221	$11,330	$11,551
12/20	$10,855	$12,295	$11,349	$11,592
1/21	$10,880	$12,374	$11,366	$11,631
2/21	$10,775	$12,177	$11,250	$11,505
3/21	$10,770	$12,252	$11,286	$11,557
4/21	$10,815	$12,355	$11,329	$11,609
5/21	$10,820	$12,392	$11,325	$11,610
6/21	$10,836	$12,426	$11,321	$11,612
7/21	$10,901	$12,529	$11,387	$11,688
8/21	$10,874	$12,483	$11,377	$11,681
9/21	$10,807	$12,393	$11,324	$11,628
10/21	$10,782	$12,357	$11,294	$11,593
11/21	$10,827	$12,462	$11,315	$11,617
12/21	$10,818	$12,482	$11,328	$11,632
1/22	$10,620	$12,140	$11,073	$11,350
2/22	$10,566	$12,097	$11,038	$11,305
3/22	$10,308	$11,705	$10,798	$11,039
4/22	$10,140	$11,381	$10,634	$10,857
5/22	$10,260	$11,550	$10,798	$11,026
6/22	$10,177	$11,361	$10,774	$10,992
7/22	$10,372	$11,661	$10,963	$11,192
8/22	$10,192	$11,405	$10,777	$11,002
9/22	$9,962	$10,968	$10,500	$10,694
10/22	$9,928	$10,876	$10,487	$10,670
11/22	$10,246	$11,385	$10,765	$10,970
12/22	$10,277	$11,418	$10,804	$11,020
1/23	$10,493	$11,746	$11,011	$11,243
2/23	$10,340	$11,480	$10,791	$11,024
3/23	$10,507	$11,735	$10,998	$11,233
4/23	$10,509	$11,708	$10,931	$11,182
5/23	$10,438	$11,607	$10,823	$11,074
6/23	$10,461	$11,723	$10,897	$11,152
7/23	$10,463	$11,769	$10,924	$11,186
8/23	$10,414	$11,600	$10,852	$11,110
9/23	$10,176	$11,260	$10,672	$10,925
10/23	$10,117	$11,164	$10,665	$10,909
11/23	$10,552	$11,873	$11,062	$11,322
12/23	$10,767	$12,149	$11,223	$11,495
1/24	$10,717	$12,087	$11,177	$11,458
2/24	$10,711	$12,102	$11,178	$11,466
3/24	$10,704	$12,102	$11,145	$11,452
4/24	$10,602	$11,952	$11,052	$11,358
5/24	$10,586	$11,917	$10,982	$11,285
6/24	$10,708	$12,099	$11,097	$11,404
7/24	$10,833	$12,210	$11,206	$11,520
8/24	$10,946	$12,306	$11,350	$11,669
9/24	$11,055	$12,428	$11,420	$11,751
10/24	$10,899	$12,246	$11,296	$11,629
11/24	$11,002	$12,458	$11,384	$11,716
12/24	$10,909	$12,277	$11,302	$11,629
1/25	$10,972	$12,338	$11,368	$11,703

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class A	2.38%	1.05%	1.26%
Class A with 3.25% Maximum Sales Charge	(0.96)%	0.39%	0.93%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg Municipal Managed Money 1–7 Year Bond Index	1.71%	0.59%	1.29%
Bloomberg 5 Year Municipal Bond Index	2.14%	0.79%	1.58%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.
Footnote[2]	Performance prior to February 17, 2015 reflects the Fund’s performance under its former investment strategy.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$150,904,837
# of Portfolio Holdings	94
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$556,277

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.1%
Special Tax Revenue	4.5%
Other Revenue	4.8%
Short-Term Investments	5.0%
Hospital	11.1%
U.S. Treasury Obligations	15.3%
Housing	16.7%
General Obligations	32.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
40.9%
AA
26.6%
A
13.2%
BBB
3.4%
Treasury
15.8%
Not Rated
0.1%

Value	Value
Not Rated	0.1%
Treasury	15.8%
BBB	3.4%
A	13.2%
AA	26.6%
AAA	40.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

EABSX-TSR-AR

Parametric TABS Short-Term Municipal Bond Fund

Class C ECBSX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money 1-7 Year Bond Index (the Index):

↑ An out-of-Index allocation to U.S. Treasurys, which outperformed tax-exempt municipal bonds during much of the period, contributed to Index-relative returns

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ An overweight exposure to A-rated bonds helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

↓ An out-of-Index allocation to bonds with 7-15 years remaining to maturity, which generally underperformed shorter maturity bonds within the Index during the period, detracted from Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money 1–7 Year Bond Index	Bloomberg 5 Year Municipal Bond Index
1/15	$10,000	$10,000	$10,000	$10,000
2/15	$9,931	$9,897	$9,938	$9,933
3/15	$9,915	$9,925	$9,937	$9,926
4/15	$9,891	$9,873	$9,924	$9,915
5/15	$9,854	$9,846	$9,896	$9,882
6/15	$9,859	$9,837	$9,918	$9,909
7/15	$9,891	$9,908	$9,966	$9,961
8/15	$9,895	$9,928	$9,977	$9,964
9/15	$9,937	$10,000	$10,033	$10,024
10/15	$9,969	$10,039	$10,075	$10,081
11/15	$9,946	$10,079	$10,062	$10,070
12/15	$9,955	$10,150	$10,075	$10,090
1/16	$10,053	$10,271	$10,182	$10,206
2/16	$10,076	$10,287	$10,215	$10,245
3/16	$10,051	$10,320	$10,176	$10,206
4/16	$10,074	$10,396	$10,221	$10,256
5/16	$10,041	$10,424	$10,200	$10,235
6/16	$10,112	$10,590	$10,279	$10,324
7/16	$10,124	$10,596	$10,311	$10,363
8/16	$10,108	$10,611	$10,304	$10,363
9/16	$10,075	$10,558	$10,267	$10,322
10/16	$10,021	$10,447	$10,226	$10,276
11/16	$9,778	$10,057	$9,978	$10,001
12/16	$9,818	$10,175	$10,029	$10,051
1/17	$9,860	$10,242	$10,122	$10,156
2/17	$9,915	$10,314	$10,189	$10,239
3/17	$9,910	$10,336	$10,191	$10,242
4/17	$9,953	$10,411	$10,254	$10,312
5/17	$10,034	$10,576	$10,346	$10,414
6/17	$9,982	$10,538	$10,304	$10,369
7/17	$10,026	$10,624	$10,368	$10,446
8/17	$10,059	$10,704	$10,419	$10,513
9/17	$9,998	$10,650	$10,345	$10,440
10/17	$9,984	$10,676	$10,341	$10,437
11/17	$9,903	$10,619	$10,225	$10,319
12/17	$9,936	$10,730	$10,272	$10,366
1/18	$9,855	$10,603	$10,247	$10,342
2/18	$9,824	$10,572	$10,224	$10,312
3/18	$9,829	$10,611	$10,218	$10,308
4/18	$9,787	$10,573	$10,179	$10,268
5/18	$9,840	$10,694	$10,266	$10,370
6/18	$9,846	$10,703	$10,298	$10,397
7/18	$9,861	$10,729	$10,331	$10,438
8/18	$9,857	$10,757	$10,325	$10,435
9/18	$9,806	$10,687	$10,272	$10,377
10/18	$9,774	$10,621	$10,254	$10,357
11/18	$9,840	$10,739	$10,337	$10,439
12/18	$9,914	$10,867	$10,433	$10,541
1/19	$9,978	$10,950	$10,521	$10,637
2/19	$10,005	$11,008	$10,563	$10,689
3/19	$10,059	$11,182	$10,624	$10,763
4/19	$10,057	$11,224	$10,621	$10,766
5/19	$10,131	$11,379	$10,724	$10,882
6/19	$10,158	$11,421	$10,773	$10,942
7/19	$10,213	$11,513	$10,855	$11,033
8/19	$10,267	$11,695	$10,905	$11,096
9/19	$10,206	$11,601	$10,821	$11,002
10/19	$10,201	$11,622	$10,871	$11,058
11/19	$10,208	$11,651	$10,892	$11,081
12/19	$10,223	$11,686	$10,920	$11,115
1/20	$10,365	$11,896	$11,037	$11,250
2/20	$10,438	$12,050	$11,086	$11,317
3/20	$10,382	$11,613	$10,908	$10,999
4/20	$10,376	$11,467	$10,912	$10,987
5/20	$10,630	$11,832	$11,212	$11,299
6/20	$10,621	$11,929	$11,206	$11,358
7/20	$10,708	$12,130	$11,302	$11,490
8/20	$10,676	$12,073	$11,284	$11,485
9/20	$10,676	$12,076	$11,301	$11,503
10/20	$10,646	$12,039	$11,272	$11,480
11/20	$10,695	$12,221	$11,330	$11,551
12/20	$10,729	$12,295	$11,349	$11,592
1/21	$10,749	$12,374	$11,366	$11,631
2/21	$10,639	$12,177	$11,250	$11,505
3/21	$10,629	$12,252	$11,286	$11,557
4/21	$10,659	$12,355	$11,329	$11,609
5/21	$10,669	$12,392	$11,325	$11,610
6/21	$10,669	$12,426	$11,321	$11,612
7/21	$10,729	$12,529	$11,387	$11,688
8/21	$10,689	$12,483	$11,377	$11,681
9/21	$10,619	$12,393	$11,324	$11,628
10/21	$10,599	$12,357	$11,294	$11,593
11/21	$10,629	$12,462	$11,315	$11,617
12/21	$10,615	$12,482	$11,328	$11,632
1/22	$10,415	$12,140	$11,073	$11,350
2/22	$10,355	$12,097	$11,038	$11,305
3/22	$10,094	$11,705	$10,798	$11,039
4/22	$9,924	$11,381	$10,634	$10,857
5/22	$10,034	$11,550	$10,798	$11,026
6/22	$9,954	$11,361	$10,774	$10,992
7/22	$10,134	$11,661	$10,963	$11,192
8/22	$9,954	$11,405	$10,777	$11,002
9/22	$9,714	$10,968	$10,500	$10,694
10/22	$9,675	$10,876	$10,487	$10,670
11/22	$9,990	$11,385	$10,765	$10,970
12/22	$10,003	$11,418	$10,804	$11,020
1/23	$10,218	$11,746	$11,011	$11,243
2/23	$10,063	$11,480	$10,791	$11,024
3/23	$10,210	$11,735	$10,998	$11,233
4/23	$10,205	$11,708	$10,931	$11,182
5/23	$10,129	$11,607	$10,823	$11,074
6/23	$10,145	$11,723	$10,897	$11,152
7/23	$10,151	$11,769	$10,924	$11,186
8/23	$10,086	$11,600	$10,852	$11,110
9/23	$9,859	$11,260	$10,672	$10,925
10/23	$9,795	$11,164	$10,665	$10,909
11/23	$10,211	$11,873	$11,062	$11,322
12/23	$10,403	$12,149	$11,223	$11,495
1/24	$10,348	$12,087	$11,177	$11,458
2/24	$10,336	$12,102	$11,178	$11,466
3/24	$10,323	$12,102	$11,145	$11,452
4/24	$10,218	$11,952	$11,052	$11,358
5/24	$10,195	$11,917	$10,982	$11,285
6/24	$10,318	$12,099	$11,097	$11,404
7/24	$10,421	$12,210	$11,206	$11,520
8/24	$10,524	$12,306	$11,350	$11,669
9/24	$10,622	$12,428	$11,420	$11,751
10/24	$10,465	$12,246	$11,296	$11,629
11/24	$10,568	$12,458	$11,384	$11,716
12/24	$10,461	$12,277	$11,302	$11,629
1/25	$10,684	$12,338	$11,368	$11,703

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	1.71%	0.31%	0.66%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	0.72%	0.31%	0.66%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg Municipal Managed Money 1–7 Year Bond Index	1.71%	0.59%	1.29%
Bloomberg 5 Year Municipal Bond Index	2.14%	0.79%	1.58%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.
Footnote[2]	Performance prior to February 17, 2015 reflects the Fund’s performance under its former investment strategy.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$150,904,837
# of Portfolio Holdings	94
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$556,277

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.1%
Special Tax Revenue	4.5%
Other Revenue	4.8%
Short-Term Investments	5.0%
Hospital	11.1%
U.S. Treasury Obligations	15.3%
Housing	16.7%
General Obligations	32.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
Treasury	15.8%
BBB	3.4%
A	13.2%
AA	26.6%
AAA	40.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

ECBSX-TSR-AR

Parametric TABS Short-Term Municipal Bond Fund

Class I EIBSX

Annual Shareholder Report January 31, 2025

This annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money 1-7 Year Bond Index (the Index):

↑ An out-of-Index allocation to U.S. Treasurys, which outperformed tax-exempt municipal bonds during much of the period, contributed to Index-relative returns

↑ Relative-value trading — a strategy that seeks to take advantage of price and rate differences among similar securities — contributed to Index-relative returns

↑ Security selections and overweight exposures to the housing sector and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ An overweight exposure to A-rated bonds helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds during the period

↓ An out-of-Index allocation to bonds with 7-15 years remaining to maturity, which generally underperformed shorter maturity bonds within the Index during the period, detracted from Index-relative performance

↓ An overweight exposure to duration detracted from Index-relative performance as interest rates generally rose and bond prices declined during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money 1–7 Year Bond Index	Bloomberg 5 Year Municipal Bond Index
1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/15	$993,900	$989,685	$993,821	$993,260
3/15	$992,229	$992,543	$993,655	$992,563
4/15	$991,566	$987,335	$992,445	$991,523
5/15	$987,807	$984,607	$989,592	$988,152
6/15	$989,080	$983,710	$991,815	$990,904
7/15	$994,085	$990,836	$996,642	$996,114
8/15	$994,362	$992,781	$997,673	$996,360
9/15	$1,000,351	$999,973	$1,003,321	$1,002,420
10/15	$1,004,399	$1,003,949	$1,007,489	$1,008,050
11/15	$1,002,893	$1,007,940	$1,006,157	$1,007,045
12/15	$1,004,659	$1,015,022	$1,007,521	$1,009,035
1/16	$1,015,395	$1,027,133	$1,018,245	$1,020,619
2/16	$1,018,552	$1,028,748	$1,021,530	$1,024,522
3/16	$1,016,888	$1,032,007	$1,017,642	$1,020,589
4/16	$1,020,066	$1,039,595	$1,022,129	$1,025,595
5/16	$1,017,503	$1,042,407	$1,019,970	$1,023,468
6/16	$1,025,561	$1,058,990	$1,027,935	$1,032,440
7/16	$1,027,673	$1,059,637	$1,031,134	$1,036,337
8/16	$1,026,933	$1,061,067	$1,030,442	$1,036,326
9/16	$1,023,382	$1,055,771	$1,026,685	$1,032,243
10/16	$1,019,744	$1,044,695	$1,022,601	$1,027,649
11/16	$995,021	$1,005,732	$997,779	$1,000,110
12/16	$999,866	$1,017,540	$1,002,940	$1,005,070
1/17	$1,005,973	$1,024,248	$1,012,201	$1,015,589
2/17	$1,012,322	$1,031,360	$1,018,904	$1,023,891
3/17	$1,012,675	$1,033,599	$1,019,081	$1,024,158
4/17	$1,017,916	$1,041,099	$1,025,388	$1,031,232
5/17	$1,026,086	$1,057,622	$1,034,617	$1,041,435
6/17	$1,022,627	$1,053,829	$1,030,352	$1,036,943
7/17	$1,027,920	$1,062,355	$1,036,826	$1,044,616
8/17	$1,032,204	$1,070,440	$1,041,856	$1,051,259
9/17	$1,026,789	$1,064,997	$1,034,529	$1,043,973
10/17	$1,025,230	$1,067,597	$1,034,089	$1,043,693
11/17	$1,018,782	$1,061,880	$1,022,528	$1,031,899
12/17	$1,023,033	$1,072,979	$1,027,157	$1,036,644
1/18	$1,015,621	$1,060,347	$1,024,687	$1,034,234
2/18	$1,013,163	$1,057,179	$1,022,421	$1,031,156
3/18	$1,013,538	$1,061,081	$1,021,843	$1,030,775
4/18	$1,010,020	$1,057,294	$1,017,933	$1,026,807
5/18	$1,017,379	$1,069,401	$1,026,575	$1,036,966
6/18	$1,018,821	$1,070,314	$1,029,847	$1,039,747
7/18	$1,021,248	$1,072,911	$1,033,116	$1,043,844
8/18	$1,020,725	$1,075,667	$1,032,536	$1,043,464
9/18	$1,017,298	$1,068,703	$1,027,227	$1,037,710
10/18	$1,014,805	$1,062,122	$1,025,392	$1,035,698
11/18	$1,021,455	$1,073,877	$1,033,720	$1,043,942
12/18	$1,029,999	$1,086,735	$1,043,324	$1,054,111
1/19	$1,038,492	$1,094,950	$1,052,143	$1,063,680
2/19	$1,042,132	$1,100,813	$1,056,349	$1,068,863
3/19	$1,048,677	$1,118,214	$1,062,377	$1,076,336
4/19	$1,049,261	$1,122,417	$1,062,114	$1,076,619
5/19	$1,057,906	$1,137,891	$1,072,393	$1,088,207
6/19	$1,061,503	$1,142,092	$1,077,263	$1,094,199
7/19	$1,067,146	$1,151,296	$1,085,454	$1,103,289
8/19	$1,074,763	$1,169,457	$1,090,529	$1,109,590
9/19	$1,068,216	$1,160,082	$1,082,109	$1,100,157
10/19	$1,069,711	$1,162,161	$1,087,070	$1,105,788
11/19	$1,071,263	$1,165,068	$1,089,181	$1,108,078
12/19	$1,073,759	$1,168,625	$1,092,009	$1,111,508
1/20	$1,088,517	$1,189,621	$1,103,685	$1,125,037
2/20	$1,098,082	$1,204,962	$1,108,563	$1,131,746
3/20	$1,093,063	$1,161,254	$1,090,787	$1,099,934
4/20	$1,093,323	$1,146,680	$1,091,226	$1,098,653
5/20	$1,121,019	$1,183,158	$1,121,231	$1,129,882
6/20	$1,120,908	$1,192,896	$1,120,605	$1,135,765
7/20	$1,130,910	$1,212,987	$1,130,233	$1,148,972
8/20	$1,129,201	$1,207,295	$1,128,385	$1,148,504
9/20	$1,129,945	$1,207,551	$1,130,055	$1,150,333
10/20	$1,127,509	$1,203,924	$1,127,219	$1,147,987
11/20	$1,133,319	$1,222,092	$1,133,035	$1,155,108
12/20	$1,137,571	$1,229,537	$1,134,893	$1,159,237
1/21	$1,140,428	$1,237,372	$1,136,577	$1,163,068
2/21	$1,130,728	$1,217,712	$1,125,020	$1,150,546
3/21	$1,129,291	$1,225,222	$1,128,624	$1,155,692
4/21	$1,134,326	$1,235,499	$1,132,900	$1,160,890
5/21	$1,136,123	$1,239,185	$1,132,489	$1,160,980
6/21	$1,136,920	$1,242,587	$1,132,087	$1,161,210
7/21	$1,144,024	$1,252,893	$1,138,733	$1,168,791
8/21	$1,141,364	$1,248,295	$1,137,691	$1,168,080
9/21	$1,134,675	$1,239,286	$1,132,393	$1,162,754
10/21	$1,133,267	$1,235,663	$1,129,401	$1,159,341
11/21	$1,137,198	$1,246,182	$1,131,490	$1,161,664
12/21	$1,136,491	$1,248,192	$1,132,764	$1,163,200
1/22	$1,115,976	$1,214,026	$1,107,334	$1,134,993
2/22	$1,111,578	$1,209,676	$1,103,838	$1,130,488
3/22	$1,084,626	$1,170,462	$1,079,839	$1,103,890
4/22	$1,066,203	$1,138,088	$1,063,447	$1,085,684
5/22	$1,080,030	$1,154,994	$1,079,819	$1,102,617
6/22	$1,070,529	$1,136,077	$1,077,402	$1,099,212
7/22	$1,091,263	$1,166,094	$1,096,260	$1,119,169
8/22	$1,073,640	$1,140,538	$1,077,723	$1,100,223
9/22	$1,048,556	$1,096,763	$1,050,030	$1,069,401
10/22	$1,045,221	$1,087,642	$1,048,663	$1,067,017
11/22	$1,079,960	$1,138,515	$1,076,515	$1,097,019
12/22	$1,082,356	$1,141,774	$1,080,435	$1,102,001
1/23	$1,106,442	$1,174,572	$1,101,059	$1,124,252
2/23	$1,089,473	$1,148,012	$1,079,125	$1,102,408
3/23	$1,107,307	$1,173,484	$1,099,819	$1,123,262
4/23	$1,107,726	$1,170,803	$1,093,105	$1,118,185
5/23	$1,100,515	$1,160,657	$1,082,344	$1,107,399
6/23	$1,103,146	$1,172,284	$1,089,697	$1,115,168
7/23	$1,104,697	$1,176,922	$1,092,398	$1,118,594
8/23	$1,098,622	$1,159,978	$1,085,172	$1,111,048
9/23	$1,074,840	$1,125,981	$1,067,151	$1,092,481
10/23	$1,068,824	$1,116,399	$1,066,529	$1,090,883
11/23	$1,113,864	$1,187,269	$1,106,180	$1,132,157
12/23	$1,136,784	$1,214,864	$1,122,308	$1,149,472
1/24	$1,131,785	$1,208,659	$1,117,722	$1,145,824
2/24	$1,131,330	$1,210,212	$1,117,778	$1,146,550
3/24	$1,130,911	$1,210,173	$1,114,531	$1,145,187
4/24	$1,120,384	$1,195,185	$1,105,235	$1,135,828
5/24	$1,118,841	$1,191,680	$1,098,162	$1,128,477
6/24	$1,133,184	$1,209,946	$1,109,676	$1,140,355
7/24	$1,145,445	$1,220,974	$1,120,560	$1,152,045
8/24	$1,157,682	$1,230,603	$1,135,015	$1,166,896
9/24	$1,169,453	$1,242,766	$1,141,979	$1,175,072
10/24	$1,153,156	$1,224,645	$1,129,609	$1,162,880
11/24	$1,164,315	$1,245,800	$1,138,370	$1,171,557
12/24	$1,154,746	$1,227,663	$1,130,188	$1,162,881
1/25	$1,162,717	$1,233,815	$1,136,816	$1,170,325

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class I	2.73%	1.33%	1.52%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%
Bloomberg Municipal Managed Money 1–7 Year Bond Index	1.71%	0.59%	1.29%
Bloomberg 5 Year Municipal Bond Index	2.14%	0.79%	1.58%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.
Footnote[2]	Performance prior to February 17, 2015 reflects the Fund’s performance under its former investment strategy.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$150,904,837
# of Portfolio Holdings	94
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$556,277

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.1%
Special Tax Revenue	4.5%
Other Revenue	4.8%
Short-Term Investments	5.0%
Hospital	11.1%
U.S. Treasury Obligations	15.3%
Housing	16.7%
General Obligations	32.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
Treasury	15.8%
BBB	3.4%
A	13.2%
AA	26.6%
AAA	40.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2025

EIBSX-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance High Yield Municipal Income Fund, Parametric TABS Intermediate-Term Municipal Bond Fund, Parametric TABS Short-Term Municipal Bond Fund, Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust II (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 5 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended January 31, 2024 and January 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance High Yield Municipal Income Fund

Fiscal Years Ended	1/31/24	1/31/25
Audit Fees	$86,500	$79,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$86,500	$79,600

Parametric TABS Intermediate-Term Municipal Bond Fund

Fiscal Years Ended	1/31/24	1/31/25
Audit Fees	$45,700	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$45,700	$58,400

Parametric TABS Short-Term Municipal Bond Fund

Fiscal Years Ended	1/31/24	1/31/25
Audit Fees	$45,400	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$45,400	$58,400

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Fiscal Years Ended	1/31/24	1/31/25
Audit Fees	$50,500	$56,500
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$50,500	$56,500

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Fiscal Years Ended	1/31/24	1/31/25
Audit Fees	$35,200	$43,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$35,200	$43,400

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Funds comprised all of the Series of the Trust at January 31, 2025, and have the same fiscal year end (January 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Funds in the Trust by D&T for the last two fiscal years of each Fund.

Fiscal Years Ended	1/31/24	1/31/25
Audit Fees	$263,300	$296,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$263,300	$296,300

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Fund.

Fiscal Years Ended	1/31/24	1/31/25
Registrant(1)	$0	$0
Eaton Vance(2)	$52,836	$18,490

(1)	Includes all of the Series of the Trust.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
High Yield Municipal Income Fund
Annual Financial Statements and
Additional Information
January 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information January 31, 2025
Eaton Vance
High Yield Municipal Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Portfolio of Investments

Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Adventist Health System, 5.757%, 12/1/34	$5,000	$ 5,041,754
Boston Medical Center Corp., 4.581%, 7/1/47	4,165	3,287,504
		$ 8,329,258
Other — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$ 8,376,367
		$ 8,376,367
Total Corporate Bonds (identified cost $17,145,000)		$ 16,705,625

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
National Finance Authority, NH, Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	$2,495	$ 2,442,430
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,495,000)		$ 2,442,430

Tax-Exempt Municipal Obligations — 97.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Texas Water Development Board, 5.25%, 10/15/51(2)	$10,000	$ 10,909,500
		$ 10,909,500
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(4)	$567	$ 249,562
		$ 249,562
Education — 4.8%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 5.00%, 6/1/64	$3,200	$ 3,201,440
Security	Principal Amount (000's omitted)	Value
Education (continued)
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	$925	$ 789,016
Arlington Higher Education Finance Corp., TX, (Great Hearts America), 5.00%, 8/15/54	2,200	2,126,410
Arlington Higher Education Finance Corp., TX, (Harmony Public Schools), (PSF Guaranteed), 4.00%, 2/15/54	3,760	3,460,328
Arlington Higher Education Finance Corp., TX, (Leadership Prep School), (PSF Guaranteed), 4.125%, 6/15/54	680	642,933
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.75%, 6/1/52(1)	1,500	1,569,015
California Enterprise Development Authority, (The Rocklin Academy), 5.00%, 6/1/44(1)	1,500	1,531,245
California Municipal Finance Authority, (Westside Neighbourhood School), 6.375%, 6/15/64(1)	3,455	3,739,830
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	545	546,204
5.375%, 6/15/48(1)	1,020	985,065
Capital Trust Authority, FL, (KIPP Miami North Campus):
6.00%, 6/15/54(1)	650	675,792
6.125%, 6/15/60(1)	800	832,832
Capital Trust Authority, FL, (Mason Classical Academy), 5.00%, 6/1/54(1)	4,400	4,293,872
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	100	92,100
4.00%, 5/1/51	500	426,610
Dayton-Montgomery County Port Authority, OH, (Daytown Regional Stem Schools, Inc.):
5.00%, 12/1/54	1,135	1,139,052
5.00%, 12/1/60	1,175	1,174,941
District of Columbia, (KIPP DC), 4.00%, 7/1/44	970	894,621
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(1)	5,050	4,307,296
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	616,223
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	670,222
Florida Higher Educational Facilities Financing Authority, (Rollins College Project), 4.125%, 12/1/54	3,000	2,738,700
Idaho Housing and Finance Association, (Alturas Preparatory Academy):
4.25%, 5/1/49	1,500	1,394,325
4.50%, 5/1/59	1,235	1,155,318

1
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	$2,500	$ 2,631,250
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	315	316,257
5.00%, 7/1/55	460	445,317
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/51(1)	2,870	2,392,317
4.25%, 7/1/44	2,250	2,047,072
Nassau County Local Economic Assistance Corp., NY, (Cold Spring Harbor Laboratory), (SPA: TD Bank, N.A.), 2.20%, 1/1/45(5)	3,600	3,600,000
New York Dormitory Authority, (Pace University), 5.50%, 5/1/56	1,000	1,067,880
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	2,500	2,476,450
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(1)	195	191,467
5.00%, 6/15/39(1)	185	185,037
5.00%, 6/15/49(1)	260	251,761
Public Finance Authority, WI, (North East Carolina Preparatory School), 5.25%, 6/15/54	1,120	1,129,218
Public Finance Authority, WI, (Pinecrest Academy Nevada-Sloan Canyon Campus):
4.50%, 7/15/49(1)	1,700	1,602,437
4.50%, 7/15/53(1)	1,000	926,510
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	970	827,953
5.00%, 4/1/40(1)	795	812,339
5.00%, 4/1/50(1)	3,250	3,257,085
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	2,000	1,575,440
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy):
5.00%, 6/15/54(1)	4,410	4,303,587
5.00%, 6/15/64(1)	2,250	2,153,025
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/54(1)	5,735	5,644,960
Tennessee State School Bond Authority:
5.00%, 11/1/52	380	400,516
5.00%, 11/1/52(2)	10,000	10,539,900
Washington Housing Finance Commission, (Seattle Academy of Arts and Sciences):
5.875%, 7/1/43(1)	1,345	1,459,850
6.125%, 7/1/53(1)	3,525	3,820,642
		$ 93,061,660
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.8%
Arkansas River Power Authority, CO, 5.00%, 10/1/43	$4,235	$ 4,272,734
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,890	14,743,060
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	1,750	1,344,017
South Carolina Public Service Authority:
5.25%, 12/1/54	3,180	3,395,318
5.75%, 12/1/47	10,000	11,031,900
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	550	577,467
		$ 35,364,496
Escrowed/Prerefunded — 0.9%
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/37	$1,000	$ 1,005,780
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 5.00%, 12/1/50	14,380	16,456,759
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/43	570	616,307
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	130	141,699
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	30	31,552
		$ 18,252,097
General Obligations — 7.0%
Chicago Board of Education, IL:
5.00%, 12/1/41	$3,550	$ 3,570,945
5.00%, 12/1/42	6,950	6,908,926
5.00%, 12/1/44	2,305	2,280,175
5.00%, 12/1/46	5,500	5,375,370
5.00%, 12/1/46	2,500	2,449,950
5.00%, 12/1/47	9,800	9,608,214
6.00%, 12/1/49	4,375	4,715,506
Chicago, IL:
5.00%, 1/1/44	7,000	7,043,330
5.00%, 1/1/45	5,250	5,274,938
5.25%, 1/1/38	6,750	7,086,622
5.50%, 1/1/43	2,000	2,069,140
Detroit, MI:
5.00%, 4/1/30	1,400	1,462,314
5.00%, 4/1/31	865	900,119
6.00%, 5/1/43	1,000	1,116,160
Graford Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	4,800	4,536,480

2
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Houston, TX, 4.125%, 3/1/51(2)	$6,635	$ 6,361,771
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	7,715	7,339,279
Illinois:
5.00%, 12/1/42	8,125	8,317,969
5.50%, 5/1/39	1,085	1,177,225
5.50%, 3/1/47	2,000	2,157,260
5.50%, 5/1/47	2,000	2,159,580
5.75%, 5/1/45	1,115	1,205,995
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47(2)	5,000	5,267,400
Midland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	2,320	2,181,960
New York, NY, 4.00%, 4/1/50	8,870	8,435,193
Puerto Rico:
0.00%, 7/1/33	731	509,926
4.00%, 7/1/33	4,500	4,478,850
4.00%, 7/1/41	7,584	7,172,948
5.625%, 7/1/29	3,343	3,589,729
5.75%, 7/1/31	8,681	9,625,528
		$ 134,378,802
Hospital — 12.2%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$7,975	$ 8,073,412
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/36	1,000	1,026,010
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/54	3,500	3,633,805
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
4.00%, 7/1/46	1,000	886,020
5.00%, 7/1/36	1,200	1,252,584
5.00%, 7/1/54	6,000	6,034,560
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.25%, 7/1/54	4,585	4,790,821
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/40	550	550,000
5.00%, 11/1/44	500	491,960
Cleveland Health and Educational Facilities Board, TN, (Hamilton Health Care System), 4.25%, 8/15/54	11,500	10,894,525
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 3.00%, 11/15/51	11,160	8,321,789
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (CommonSpirit Health):
4.00%, 8/1/44	$3,290	$ 3,065,951
5.50%, 11/1/47	4,000	4,324,640
Connecticut State Health and Educational Facilities Authority, (Connecticut Children Medical Center), 4.25%, 7/15/53	2,045	1,939,989
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,205,575
Doylestown Hospital Authority, PA, 5.375%, 7/1/39(1)	1,510	1,632,053
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 4.00%, 7/15/50	3,600	2,877,300
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	1,410	1,355,870
Grand Forks, ND, (Altru Health System), 5.42%, 12/1/53	1,500	1,544,910
Grays Harbor County Public Hospital District No. 1, WA, (Summit Pacific Medical Center), 6.875%, 12/1/53	2,610	2,878,151
Halifax Hospital Medical Center, FL, (Daytona Beach):
4.25%, 6/1/54	3,250	3,045,120
5.25%, 6/1/54	5,000	5,315,900
Hillsborough County Industrial Development Authority, FL, (Baycare Health System), (Liq: PNC Bank, N.A.), 1.75%, 11/15/54(6)	500	500,000
Illinois Finance Authority, (Northshore Edward-Elmhurst Health Credit Group), (SPA: JPMorgan Chase Bank, N.A.), 1.45%, 8/15/57(6)	9,435	9,435,000
Illinois Finance Authority, (Northwestern Memorial HealthCare), (SPA: Barclays Bank PLC), 1.75%, 7/15/55(6)	7,500	7,500,000
Illinois Finance Authority, (OSF HealthCare System), 4.125%, 5/15/47	4,975	4,629,536
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/42	5,500	4,427,995
5.00%, 11/1/37	4,385	4,320,277
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.25%, 7/1/53	3,500	3,633,490
Massachusetts Development Finance Agency, (Boston Medical Center), Sustainability Bonds, 4.375%, 7/1/52	4,480	4,173,344
Michigan Finance Authority, (Henry Ford Health Detroit):
Green Bonds, 4.375%, 2/28/54	3,000	2,858,160
Green Bonds, 5.50%, 2/28/57	2,700	2,892,996
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	6,475	5,948,453
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 12/1/52	7,850	8,218,872

3
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 5.00%, 6/1/48	$4,000	$ 4,029,120
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	998,726
Muskingum County, OH, (Genesis HealthCare System Obligated Group):
5.00%, 2/15/33	2,775	2,785,961
5.00%, 2/15/44	3,835	3,747,524
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	6,265	5,534,814
5.00%, 7/1/41	1,750	1,763,650
New York Dormitory Authority, (White Plains Hospital Obligated Group), 5.25%, 10/1/49	12,045	12,514,394
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	640	601,766
Onondaga Civic Development Corp., NY, (Crouse Health Hospital, Inc.), 5.125%, 8/1/44	6,525	6,094,154
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,885	4,384,630
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 4.375%, 11/1/54	4,000	3,806,080
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), (SPA: JPMorgan Chase Bank, N.A.), 1.80%, 7/1/54(6)	1,700	1,700,000
Skagit County Public Hospital District No. 1, WA, 5.50%, 12/1/54	2,750	2,884,310
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare), 5.75%, 11/15/54	2,500	2,621,100
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.50%, 11/1/54	10,000	9,889,200
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	2,930,895
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54	13,080	12,220,775
West Virginia Hospital Finance Authority, (Vandalia Health):
6.00%, 9/1/48	4,000	4,456,960
6.00%, 9/1/53	4,000	4,424,320
West Virginia Hospital Finance Authority, (West Virginia Health System Obligated Group), 4.375%, 6/1/53	3,000	2,873,100
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	560	622,546
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), 5.50%, 2/15/54	$5,000	$ 5,385,650
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 3.125%, 12/15/49	3,765	2,886,814
		$ 234,835,557
Housing — 8.0%
Alabama Housing Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), 4.625%, 10/1/49	$4,335	$ 4,365,042
Bexar Management And Development Corp., TX, (OSO Apartments), (FNMA), 4.61%, 7/1/44	4,300	4,331,777
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	4,000	3,471,320
Colorado Housing and Finance Authority, (Fitzsimons Gateway Apartments), Social Bonds, (FNMA), 4.48%, 3/1/44	3,250	3,221,595
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	14,350	10,081,449
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	9,930	6,916,245
Delaware State Housing Authority, (FHLMC), (FNMA), (GNMA), 4.60%, 7/1/49	5,340	5,369,477
Florida Development Finance Corp., (The Henry Project), 5.25%, 6/1/54(1)	3,600	3,607,596
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.125%, 6/1/58	1,650	1,673,925
Kentucky Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/44	2,025	2,037,717
King County Housing Authority, WA, (Kirkland Heights Project), 4.625%, 1/1/41	2,000	2,045,620
Maine Housing Authority, Social Bonds, 4.70%, 11/15/53	900	902,169
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,155,280
Massachusetts Development Finance Agency, (Merrimack College Student Housing), 5.00%, 7/1/60(1)	2,200	2,199,890
National Finance Authority, NH, Municipal Certificates, Series 2022-2, Class A, 4.00%, 10/20/36	6,785	6,575,260
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 9/1/49	2,325	2,338,648
Nevada Housing Division, (FHLMC), (FNMA), GNMA), 4.55%, 10/1/44	7,240	7,287,929
New Hampshire Business Finance Authority:
3.625%, 8/20/39	4,980	4,675,409

4
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New Hampshire Business Finance Authority: (continued)
4.25%, 7/20/41	$3,964	$ 3,875,241
New York City Housing Development Corp., NY, Sustainability Bonds, 4.80%, 2/1/53	5,000	5,034,550
New York City Housing Development Corp., NY, (8 Spruce Street), 5.25%, 12/15/31	1,500	1,532,805
New York Mortgage Agency, Social Bonds, (SPA: TD Bank, N.A.), 2.25%, 10/1/52(5)	2,000	2,000,000
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.00%, 10/1/50	3,665	3,731,410
Public Finance Authority, WI, (Aggie Apartment Life Holding Corp., II LLC):
5.00%, 6/1/44	1,300	1,320,267
5.25%, 6/1/54	2,325	2,361,967
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(1)	2,500	2,062,300
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (GNMA), 4.60%, 10/1/48	3,700	3,685,644
Shelby County Health and Educational Facilities Board, TN, (Madrone Memphis Student Housing I LLC):
5.00%, 6/1/44(1)	1,250	1,257,312
5.25%, 6/1/56(1)	10,000	10,079,900
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 4.65%, 7/1/54	500	501,840
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(7)	860	860,000
11.00%, 7/1/31(7)	2,000	2,000,000
Utah Housing Corp., (Promontory Place Apartments), (FNMA), 4.69%, 2/1/45	5,000	5,024,700
Vancouver Housing Authority, WA, (Cougar Creek), 4.50%, 10/1/42	1,250	1,236,963
Washington Housing Finance Commission:
Social Certificates, 3.375%, 4/20/37	8,427	7,580,630
Social Certificates, 4.221%, 3/20/40	11,978	11,609,434
Washington State Housing Finance Commission, (Radford Court and Nordheim Court):
5.00%, 7/1/54	1,500	1,538,415
5.50%, 7/1/59	2,000	2,123,660
West Virginia Housing Development Fund, Social Bonds, 4.45%, 11/1/49	2,090	2,075,495
Wisconsin Health and Educational Facilities Authority, (Wisconsin Housing Preservation Corp.), 4.375%, 11/1/39	8,000	8,037,360
		$ 152,786,241
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 11.2%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(1)	$8,950	$ 8,883,859
Arkansas Development Finance Authority, (United States Steel Corp.):
Green Bonds, (AMT), 5.45%, 9/1/52	11,200	11,563,104
Green Bonds, (AMT), 5.70%, 5/1/53	6,730	7,052,905
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	7,000	7,054,180
Florida Development Finance Corp., (GFL Solid Waste Southeast LLC), (AMT), 4.375% to 10/1/31 (Put Date), 10/1/54(1)	2,500	2,520,075
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	5,610	4,651,924
Henderson, KY, (Pratt Paper, LLC):
(AMT), 4.45%, 1/1/42(1)	2,500	2,476,450
(AMT), 4.70%, 1/1/52(1)	10,510	10,320,505
Houston, TX, (United Airlines, Inc.):
(AMT), 4.00%, 7/15/41	11,710	10,998,032
(AMT), 5.50%, 7/15/37	9,000	9,698,517
(AMT), 5.50%, 7/15/39	3,500	3,755,605
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(1)	6,000	6,086,040
(AMT), 3.50%, 12/1/51(1)	9,250	7,065,613
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	1,889,043
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	9,000	7,930,980
Mobile County Industrial Development Authority, AL, (AM/LS Calvert LLC):
(AMT), 4.75%, 12/1/54	12,150	11,939,805
(AMT), 5.00%, 6/1/54	4,000	4,047,560
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	13,325	12,472,466
(AMT), 4.875%, 11/1/42(1)	1,975	1,894,400
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,845	1,568,914
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	480	458,352
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	7,105	7,112,815
5.50%, 6/1/33	4,375	4,400,813
(AMT), 5.625%, 11/15/30	3,860	3,865,558
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	10,000	9,637,600

5
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment): (continued)
(AMT), 5.00%, 10/1/40	$18,780	$ 19,324,808
(AMT), 5.625%, 4/1/40	10,000	10,659,700
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	7,000	6,614,020
Ohio Air Quality Development Authority, (Pratt Paper, LLC):
(AMT), 4.25%, 1/15/38(1)	3,000	2,985,150
(AMT), 4.50%, 1/15/48(1)	5,000	4,839,900
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(1)	1,700	1,395,819
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	4,950	4,803,876
Valparaiso, IN, (Pratt Paper IN LLC), (AMT), 5.00%, 1/1/54(1)	2,750	2,787,373
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	475	483,441
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,432,973
		$ 214,672,175
Insured - Electric Utilities — 0.2%
Garland, TX, Electric Utility System Revenue, (AGC), 4.25%, 3/1/55	$3,600	$ 3,522,276
		$ 3,522,276
Insured - General Obligations — 0.6%
Generation Park Management District, TX, (AGC), 3.75%, 9/1/49	$4,935	$ 4,274,253
Harris County Improvement District No. 18, TX:
(BAM), 3.50%, 9/1/48	1,680	1,408,982
(BAM), 3.50%, 9/1/49	1,750	1,457,242
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.50%, 3/1/48	2,785	2,271,279
(BAM), 3.50%, 3/1/49	2,895	2,341,708
		$ 11,753,464
Insured - Hospital — 1.3%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AGM), 5.00%, 4/1/48	$2,125	$ 2,234,884
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/46	6,505	4,996,230
Security	Principal Amount (000's omitted)	Value
Insured - Hospital (continued)
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AGM), 5.25%, 7/1/53	$1,250	$ 1,321,013
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AGC), 4.25%, 11/1/51	7,000	6,712,090
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group):
(AGM), 5.00%, 11/1/51	1,940	2,013,468
(AGM), 5.75%, 11/1/53	2,000	2,200,900
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), (BAM), 4.50%, 2/15/54	2,835	2,815,268
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AGC), 4.00%, 8/1/49	3,750	3,629,550
		$ 25,923,403
Insured - Housing — 0.1%
Knox County Health Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.00%, 7/1/64	$2,275	$ 2,331,466
		$ 2,331,466
Insured - Lease Revenue/Certificates of Participation — 0.6%
Hinds County, MS, (Mississippi Lease Purchase), (BAM), 4.625%, 9/1/54(1)	$6,000	$ 5,868,840
Indianapolis Local Public Improvement Bond Bank, IN, (BAM), 5.00%, 3/1/53	5,000	5,217,350
		$ 11,086,190
Insured - Special Tax Revenue — 3.2%
East Montgomery County Improvement District Sales Tax Revenue, TX, (AGC), 4.25%, 8/15/54	$5,000	$ 4,882,000
Harris County-Houston Sports Authority, TX:
(AGM), (NPFG), 0.00%, 11/15/34	12,700	8,049,133
(NPFG), 0.00%, 11/15/26	9,395	8,856,009
(NPFG), 0.00%, 11/15/28	9,605	8,443,563
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,051,033
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	351,632
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (AGM), 0.00%, 12/15/56	10,000	2,158,400
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	16,707,190
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.375%, 11/15/52	2,000	2,203,640

6
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AGM), 4.375%, 12/1/58	$3,000	$ 2,976,450
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	2,500	2,477,350
(AGM), 3.75%, 5/1/40	2,980	2,913,397
		$ 61,069,797
Insured - Transportation — 3.4%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 5.50%, 1/1/48	$3,300	$ 3,545,421
(AGM), (AMT), 5.50%, 1/1/53	12,040	12,853,784
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.75%, 1/1/48	6,355	6,884,308
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,596,101
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, 1/15/32	1,955	2,228,798
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	5,000	4,744,150
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AGM), (AMT), 4.625%, 6/30/54	6,600	6,538,620
Green Bonds, (AGM), (AMT), 5.00%, 6/30/54	5,000	5,122,750
Green Bonds, (AGM), (AMT), 5.125%, 6/30/60	11,800	12,100,664
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	7,712,102
		$ 65,326,698
Insured - Water and Sewer — 0.3%
Carmel, IN, Waterworks Revenue, (BAM), 4.25%, 5/1/53	$1,700	$ 1,617,890
Terre Haute Sanitary District, IN, (BAM), 4.375%, 1/1/49	3,710	3,593,951
		$ 5,211,841
Lease Revenue/Certificates of Participation — 2.2%
Baltimore, MD, (Harbor Point), 5.00%, 6/1/51	$1,600	$ 1,601,888
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	12,950	13,377,868
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	9,100	9,768,850
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	960	991,411
5.00%, 6/15/44	8,290	8,597,145
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Educational Facilities Authority, (Higher Education Capital Improvement Fund), 4.625%, 9/1/48	$3,500	$ 3,557,365
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.25%, 6/15/44	3,600	3,590,388
		$ 41,484,915
Other Revenue — 3.4%
Buckeye Tobacco Settlement Financing Authority, OH:
3.00%, 6/1/48	$4,545	$ 3,377,980
5.00%, 6/1/55	28,635	25,796,126
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,315	4,674,569
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	6,250	2,437,500
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	1,260	1,291,676
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	3,000	3,132,810
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,358,310
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	2,040	2,072,559
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	9,250	9,885,845
Public Finance Authority, WI, (Inperium, Inc.):
5.50%, 12/1/44(1)	5,000	5,033,500
5.75%, 12/1/54(1)	6,000	6,026,220
		$ 65,087,095
Senior Living/Life Care — 12.0%
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	$7,945	$ 7,950,005
5.00%, 11/15/38	1,000	1,026,940
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	880	720,069
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(1)	360	352,832
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,265,372
Clackamas County Hospital Facility Authority, OR, (Mary's Woods at Marylhurst), 5.00%, 5/15/48	225	213,134
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	249,278
5.375%, 11/15/55	300	300,087

7
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	$2,250	$ 1,709,190
5.00%, 5/15/58	2,525	1,713,111
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	765,450
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	1,000	970,410
Delaware Economic Development Authority, DE, (Acts Retirement Life Communities, Inc.), 5.25%, 11/15/53	5,000	5,155,350
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/52	2,100	1,989,057
Florida Development Finance Corp., (The Glenridge on Palmer Ranch), 5.00%, 6/1/51(1)	8,000	7,628,080
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	989,110
Franklin County, OH, (Ohio Living Communities):
5.00%, 7/1/40	4,000	4,060,360
5.50%, 7/1/41	6,000	6,351,360
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/56(1)	2,050	1,656,195
5.00%, 4/1/47(1)	1,000	968,680
5.00%, 4/1/54(1)	1,660	1,572,219
Hamilton County, OH, (Life Enriching Communities), 5.75%, 1/1/53	3,000	3,159,390
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	375	375,608
6.375%, 1/1/33	60	60,122
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,711,769
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	386,140
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,770	1,717,856
5.00%, 5/15/43	2,750	2,762,127
5.00%, 5/15/49	3,955	3,943,649
James City County Economic Development Authority, VA, (Williamsburg Landing), 6.875%, 12/1/58	2,600	2,860,260
Lee County Industrial Development Authority, FL, (Shell Point Obligated Group):
5.00%, 11/15/54	6,815	6,919,883
5.25%, 11/15/54	3,000	3,111,300
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	1,550	1,608,776
5.00%, 11/15/38(1)	1,010	1,042,472
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.125%, 1/1/40	$1,020	$ 1,014,166
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(7)	8	85
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,300,065
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.25%, 2/1/48	1,000	1,043,690
5.25%, 2/1/54	1,250	1,291,613
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	8,439,889
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,245	1,713,406
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	585	582,046
5.625%, 7/1/46(1)	555	555,050
5.75%, 7/1/54(1)	1,745	1,737,531
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	15,000	15,113,850
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/49	16,000	14,992,640
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.375%, 1/1/39	1,250	1,146,400
5.00%, 1/1/49	6,000	5,484,240
North Carolina Medical Care Commission, (EveryAge), 5.00%, 9/1/54	1,340	1,347,035
North Carolina Medical Care Commission, (Penick Village), 5.50%, 9/1/54	1,665	1,676,006
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54	1,000	1,024,000
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	6,020	7,858,749
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	1,935	1,623,388
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	770,316
Public Finance Authority, WI, (Mary's Woods at Marylhurst):
5.25%, 5/15/42(1)	1,000	1,003,750
5.25%, 5/15/47(1)	1,335	1,322,771
5.25%, 5/15/52(1)	2,750	2,672,092
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	13,000	14,066,650

8
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/38	$2,500	$ 2,518,650
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,260,525
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	685,328
6.75%, 11/15/51	3,250	2,976,675
6.875%, 11/15/55	185	169,915
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/56	4,265	3,588,870
Tempe Industrial Development Authority, AZ, (Mirabella at ASU):
6.125%, 10/1/47(1)	4,100	2,712,232
6.125%, 10/1/52(1)	8,850	5,700,196
Venice, FL, (Village On The Isle), 5.625%, 1/1/60(1)	2,000	2,037,140
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
7.00%, 9/1/53	2,000	2,269,600
7.00%, 9/1/59	9,000	10,151,370
Virginia Small Business Financing Authority, (Lifespire of Virginia):
4.50%, 12/1/44	4,250	4,194,835
5.50%, 12/1/54	2,250	2,363,737
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(1)	1,500	1,494,765
5.00%, 7/1/46(1)	1,400	1,294,258
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(1)	7,225	6,573,522
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(1)	2,780	2,661,794
5.00%, 1/1/49(1)	695	645,558
5.00%, 1/1/55(1)	1,500	1,357,950
Wisconsin Health and Educational Facilities Authority, (Dickson Hollow Phase II), 6.125%, 10/1/59	1,750	1,811,075
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/57	1,000	807,420
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities):
5.25%, 8/15/39	1,415	1,515,762
5.75%, 8/15/54	920	981,861
5.75%, 8/15/59	4,000	4,253,280
		$ 231,071,387
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 8.9%
Aerotropolis Regional Transportation Authority, CO, 5.75%, 12/1/54(1)	$13,760	$ 13,977,821
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(1)	9,830	10,082,336
Delaware Valley Regional Finance Authority, PA, (LOC: TD Bank, N.A.), 1.85%, 9/1/59(6)	2,500	2,500,000
Hobe-St. Lucie Conservancy District, FL:
5.60%, 5/1/44	1,000	1,028,750
5.875%, 5/1/55	1,950	2,000,388
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	3,685	3,715,549
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	494,875
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	1,800	1,829,232
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 6/15/50	17,215	17,608,191
Mida Mountain Village Public Infrastructure District, UT:
5.125%, 6/15/54(1)	2,375	2,320,399
6.00%, 6/15/54(1)	3,375	3,502,676
Middleton Community Development District A, FL, 4.75%, 5/1/55	1,400	1,351,966
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	1,005	10
5.75%, 5/1/38	1,020	1,028,935
New York City Transitional Finance Authority, NY, 4.375%, 5/1/53	5,000	4,965,750
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/46(2)	10,000	10,611,900
5.50%, 11/1/45(2)	10,000	11,065,900
(SPA: Barclays Bank PLC), 1.85%, 11/1/44(6)	9,500	9,500,000
Ohio County, WV, (The Highlands), 5.25%, 6/1/53	3,400	3,440,936
Oneida Indian Nation of New York, NY, 6.00%, 9/1/43(1)	2,300	2,508,909
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,757,250
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	28,623	9,406,090
0.00%, 7/1/51	40,064	9,692,683
4.75%, 7/1/53	9,834	9,663,675
5.00%, 7/1/58	24,925	24,931,730
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,210,950
South Village Community Development District, FL:
4.875%, 5/1/35	500	502,220
5.00%, 5/1/38	100	100,422

9
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	$883	$ 828,182
Series A2, 5.80%, 5/1/35(7)	755	486,801
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	360	324,526
Tolomato Community Development District, FL, 3.00%, 5/1/32	1,535	1,420,136
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,905	3,822,019
		$ 170,681,207
Transportation — 13.2%
California Infrastructure and Economic Development Bank, (Brightline West Passenger Rail), (AMT), 8.00% to 8/15/25 (Put Date), 1/1/50(1)	$4,170	$ 4,294,725
California Municipal Finance Authority, (HumanGood - California Obligated Group), (AMT), 5.00%, 6/1/48	2,025	2,029,334
Chicago, IL, (O'Hare International Airport):
(AMT), 5.00%, 1/1/53	5,915	5,959,540
(AMT), 5.50%, 1/1/55(2)	4,000	4,211,000
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,501,775
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	8,385	8,626,488
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	1,135	939,894
0.00%, 7/1/30	500	386,755
0.00%, 7/1/31	1,150	829,001
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.75%, 9/1/64	14,345	15,530,184
Metropolitan Nashville Airport Authority, TN, (AMT), 5.50%, 7/1/52	3,500	3,712,065
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	11,972,190
Metropolitan Washington Airports Authority, D.C., (AMT), 4.50%, 10/1/53	2,000	1,966,560
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,005,000
New Jersey Turnpike Authority, 4.125%, 1/1/54	2,065	2,034,830
New York Thruway Authority, 4.00%, 1/1/45	7,770	7,504,421
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	$8,000	$ 8,456,800
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AMT), 5.375%, 6/30/60	15,220	15,688,928
Green Bonds, (AMT), 5.50%, 6/30/54	7,750	8,157,882
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/46	9,435	9,431,698
(AMT), 5.25%, 1/1/50	11,520	11,519,309
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
(AMT), 5.00%, 12/1/29	4,700	4,956,573
(AMT), 5.00%, 12/1/31	8,050	8,587,418
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One):
(AMT), 5.25%, 6/30/53	19,260	19,868,423
(AMT), 6.00%, 6/30/61	5,000	5,449,300
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 4.00%, 7/1/48	4,000	3,702,960
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/50	4,710	4,794,356
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	7,360	7,417,923
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	12,000	12,377,400
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	2,920	2,966,107
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Project), (AMT), 5.50%, 12/31/58	5,525	5,910,092
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	13,405	13,536,503
Texas Private Activity Bond Surface Transportation Corp., (NTE Mobility Partners Segments 3, LLC):
(AMT), 5.50%, 6/30/42	1,765	1,872,630
(AMT), 5.50%, 6/30/43	2,250	2,381,670
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	550	334,873
0.00%, 8/1/46	2,500	874,325
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	7,000	7,289,940
Virginia Small Business Financing Authority, (95 Express Lanes LLC Project):
(AMT), 4.00%, 1/1/40	3,220	3,076,420
(AMT), 4.00%, 1/1/48	2,560	2,271,642

10
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/52	$14,250	$ 14,320,537
		$ 252,747,471
Water and Sewer — 1.2%
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	$5,585	$ 5,588,630
Jefferson County, AL, Sewer Revenue, 5.50%, 10/1/53	2,740	2,939,171
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.25%, 6/15/52(2)	3,000	3,224,250
(SPA: Barclays Bank PLC), 1.85%, 6/15/53(6)	4,000	4,000,000
Portland, OR, Sewer System Revenue, 5.00%, 10/1/54(8)	2,250	2,402,572
Texas Water Development Board, 4.25%, 10/15/51	5,650	5,516,434
		$ 23,671,057
Total Tax-Exempt Municipal Obligations (identified cost $1,839,110,989)		$1,865,478,357

Taxable Municipal Obligations — 4.4%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(4)	$312	$ 56,233
		$ 56,233
Education — 0.5%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(1)	$1,100	$ 813,923
4.50%, 8/1/43(1)	1,500	1,004,085
Capital Trust Authority, FL, (Mason Classical Academy), 6.75%, 6/1/31(1)	2,985	2,920,972
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	3,500	3,560,725
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	1,750	1,343,912
		$ 9,643,617
General Obligations — 0.4%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 6,079,254
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Detroit, MI:
Social Bonds, 3.11%, 4/1/28	$830	$ 778,831
Social Bonds, 3.344%, 4/1/30	125	112,990
Social Bonds, 3.644%, 4/1/34	500	430,350
		$ 7,401,425
Hospital — 0.9%
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	$6,000	$ 4,495,380
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: JPMorgan Chase Bank, N.A.), 4.30%, 8/1/42(6)	12,500	12,500,000
		$ 16,995,380
Housing — 0.6%
Florida Development Finance Corp., (The Henry Project), 8.00%, 6/1/37(1)	$3,985	$ 3,996,796
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 4.35%, 1/1/50(5)	1,755	1,755,000
New York State Housing Finance Agency, (160 Madison Avenue LLC), (LOC: Landesbank Hessen-Thuringen Girozentrale), 4.30%, 11/1/46(6)	6,510	6,510,000
		$ 12,261,796
Insured - General Obligations — 0.1%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$1,675	$ 1,674,890
Elmwood Park, IL, (AGM), 2.544%, 12/1/36	355	272,488
		$ 1,947,378
Insured - Transportation — 0.6%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/41	$16,290	$ 6,077,799
(AGM), 0.00%, 10/1/44	8,000	2,435,520
(AGM), 0.00%, 10/1/46	15,000	3,981,150
		$ 12,494,469
Lease Revenue/Certificates of Participation — 0.1%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$780	$ 771,490
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	425	420,699
		$ 1,192,189

11
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.1%
Golden State Tobacco Securitization Corp., CA, 4.214%, 6/1/50	$3,300	$ 2,334,024
		$ 2,334,024
Special Tax Revenue — 1.1%
American Samoa Economic Development Authority, 3.72%, 9/1/27(1)	$1,115	$ 1,059,517
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):
4.80%, 3/1/36	3,000	2,680,950
5.25%, 3/1/31	2,910	2,843,565
Oneida Indian Nation of New York, NY, 8.00%, 9/1/40(1)	14,000	13,724,620
		$ 20,308,652
Total Taxable Municipal Obligations (identified cost $87,352,116)		$ 84,635,163
Total Investments — 102.5% (identified cost $1,946,103,105)		$1,969,261,575
Other Assets, Less Liabilities — (2.5)%		$ (48,672,463)
Net Assets — 100.0%		$1,920,589,112
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $334,312,906 or 17.4% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(3)	Amount is less than 0.05%.
(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2025.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2025.
(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(8)	When-issued security.
At January 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	15.3%
Others, representing less than 10% individually	86.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2025, 10.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.5% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

12
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Statement of Assets and Liabilities

January 31, 2025
Assets
Unaffiliated investments, at value (identified cost $1,946,103,105)	$1,969,261,575
Cash	99,724
Interest receivable	19,570,836
Receivable for investments sold	253,882
Receivable for Fund shares sold	2,175,503
Receivable from affiliates	84,852
Trustees' deferred compensation plan	175,938
Total assets	$1,991,622,310
Liabilities
Payable for floating rate notes issued	$51,675,740
Payable for investments purchased	9,784,525
Payable for when-issued securities	2,399,355
Payable for Fund shares redeemed	4,951,723
Distributions payable	318,521
Payable to affiliates:
Investment adviser fee	667,328
Distribution and service fees	99,295
Sub-transfer agency fee	8,350
Trustees' deferred compensation plan	175,938
Interest expense and fees payable	499,687
Accrued expenses	452,736
Total liabilities	$71,033,198
Net Assets	$1,920,589,112
Sources of Net Assets
Paid-in capital	$2,031,793,941
Accumulated loss	(111,204,829)
Net Assets	$1,920,589,112
Class A Shares
Net Assets	$346,531,801
Shares Outstanding	42,272,682
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.20
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.48
Class C Shares
Net Assets	$31,233,965
Shares Outstanding	4,119,793
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.58
Class I Shares
Net Assets	$1,282,567,692
Shares Outstanding	156,289,254
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.21
13
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Statement of Assets and Liabilities — continued

January 31, 2025
Class W Shares
Net Assets	$260,255,654
Shares Outstanding	31,719,240
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.20
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
14
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Statement of Operations

Year Ended
January 31, 2025
Investment Income
Interest income	$87,540,240
Total investment income	$87,540,240
Expenses
Investment adviser fee	$7,273,366
Distribution and service fees:
Class A	858,605
Class C	357,220
Trustees’ fees and expenses	104,520
Custodian fee	379,962
Transfer and dividend disbursing agent fees	475,883
Legal and accounting services	130,585
Printing and postage	43,473
Registration fees	158,477
Interest expense and fees	1,996,964
Miscellaneous	212,737
Total expenses	$11,991,792
Deduct:
Reimbursement of investment adviser fee — Class W	$745,740
Total expense reductions	$745,740
Net expenses	$11,246,052
Net investment income	$76,294,188
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$2,418,787
Futures contracts	(325,516)
Net realized gain	$2,093,271
Change in unrealized appreciation (depreciation):
Investments	$(248,311)
Futures contracts	1,340,475
Net change in unrealized appreciation (depreciation)	$1,092,164
Net realized and unrealized gain	$3,185,435
Net increase in net assets from operations	$79,479,623
15
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Statements of Changes in Net Assets

	Year Ended January 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$76,294,188	$56,502,451
Net realized gain (loss)	2,093,271	(11,657,748)
Net change in unrealized appreciation (depreciation)	1,092,164	21,773,377
Net increase in net assets from operations	$79,479,623	$66,618,080
Distributions to shareholders:
Class A	$(14,377,178)	$(12,184,078)
Class C	(1,228,049)	(1,576,579)
Class I	(51,191,920)	(38,638,312)
Class W	(8,561,261)	(3,124,495)
Total distributions to shareholders	$(75,358,408)	$(55,523,464)
Transactions in shares of beneficial interest:
Class A	$38,781,689	$(1,108,024)
Class C	(7,774,526)	(14,439,092)
Class I	247,490,366	220,492,755
Class W	148,605,908	75,630,585
Net increase in net assets from Fund share transactions	$427,103,437	$280,576,224
Net increase in net assets	$431,224,652	$291,670,840
Net Assets
At beginning of year	$1,489,364,460	$1,197,693,620
At end of year	$1,920,589,112	$1,489,364,460
16
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Financial Highlights

	Class A
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.16	$8.15	$9.08	$9.36	$9.38
Income (Loss) From Operations
Net investment income(1)	$0.35	$0.34	$0.29	$0.28	$0.31
Net realized and unrealized gain (loss)	0.03	0.00(2)	(0.91)	(0.28)	(0.01)(3)
Total income (loss) from operations	$0.38	$0.34	$(0.62)	$0.00(2)	$0.30
Less Distributions
From net investment income	$(0.34)	$(0.33)	$(0.31)	$(0.28)	$(0.32)
Total distributions	$(0.34)	$(0.33)	$(0.31)	$(0.28)	$(0.32)
Net asset value — End of year	$8.20	$8.16	$8.15	$9.08	$9.36
Total Return(4)	4.78%	4.42%	(6.80)%	(0.02)%	3.31%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$346,532	$306,027	$306,809	$412,905	$419,256
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.76%	0.79%	0.78%	0.73%	0.76%
Interest and fee expense(6)	0.12%	0.22%	0.13%	0.03%	0.06%
Total expenses	0.88%	1.01%	0.91%	0.76%	0.82%
Net expenses	0.88%	1.01%	0.91%	0.76%	0.82%
Net investment income	4.24%	4.28%	3.44%	3.01%	3.35%
Portfolio Turnover	46%	49%	53%	22%	54%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
17
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Financial Highlights — continued

	Class C
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$7.55	$7.54	$8.40	$8.66	$8.68
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.26	$0.21	$0.20	$0.22
Net realized and unrealized gain (loss)	0.02	0.00(2)	(0.84)	(0.26)	(0.01)(3)
Total income (loss) from operations	$0.29	$0.26	$(0.63)	$(0.06)	$0.21
Less Distributions
From net investment income	$(0.26)	$(0.25)	$(0.23)	$(0.20)	$(0.23)
Total distributions	$(0.26)	$(0.25)	$(0.23)	$(0.20)	$(0.23)
Net asset value — End of year	$7.58	$7.55	$7.54	$8.40	$8.66
Total Return(4)	3.90%	3.65%	(7.49)%	(0.78)%	2.52%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$31,234	$38,802	$53,672	$82,817	$97,724
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	1.51%	1.55%	1.53%	1.48%	1.51%
Interest and fee expense(6)	0.12%	0.22%	0.13%	0.03%	0.06%
Total expenses	1.63%	1.77%	1.66%	1.51%	1.57%
Net expenses	1.63%	1.77%	1.66%	1.51%	1.57%
Net investment income	3.49%	3.53%	2.68%	2.26%	2.63%
Portfolio Turnover	46%	49%	53%	22%	54%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
18
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.17	$8.16	$9.09	$9.37	$9.39
Income (Loss) From Operations
Net investment income(1)	$0.37	$0.36	$0.31	$0.31	$0.33
Net realized and unrealized gain (loss)	0.04	0.00(2)	(0.91)	(0.28)	(0.01)(3)
Total income (loss) from operations	$0.41	$0.36	$(0.60)	$0.03	$0.32
Less Distributions
From net investment income	$(0.37)	$(0.35)	$(0.33)	$(0.31)	$(0.34)
Total distributions	$(0.37)	$(0.35)	$(0.33)	$(0.31)	$(0.34)
Net asset value — End of year	$8.21	$8.17	$8.16	$9.09	$9.37
Total Return(4)	5.04%	4.68%	(6.55)%	0.24%	3.57%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,282,568	$1,032,344	$802,994	$1,063,175	$994,877
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.51%	0.54%	0.53%	0.48%	0.51%
Interest and fee expense(6)	0.12%	0.22%	0.13%	0.03%	0.06%
Total expenses	0.63%	0.76%	0.66%	0.51%	0.57%
Net expenses	0.63%	0.76%	0.66%	0.51%	0.57%
Net investment income	4.48%	4.52%	3.69%	3.25%	3.59%
Portfolio Turnover	46%	49%	53%	22%	54%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
19
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Financial Highlights — continued

	Class W
	Year Ended January 31,			Period Ended January 31, 2022(1)
	2025	2024	2023
Net asset value — Beginning of period	$8.17	$8.15	$9.09	$9.32
Income (Loss) From Operations
Net investment income(2)	$0.41	$0.39	$0.35	$0.10
Net realized and unrealized gain (loss)	0.02	0.02	(0.92)	(0.22)
Total income (loss) from operations	$0.43	$0.41	$(0.57)	$(0.12)
Less Distributions
From net investment income	$(0.40)	$(0.39)	$(0.37)	$(0.11)
Total distributions	$(0.40)	$(0.39)	$(0.37)	$(0.11)
Net asset value — End of period	$8.20	$8.17	$8.15	$9.09
Total Return(3)	5.39%	5.30%	(6.23)%	(1.30)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$260,256	$112,191	$34,218	$302
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.49%	0.51%	0.51%	0.43%(6)
Interest and fee expense(7)	0.12%	0.22%	0.13%	0.03%(6)
Total expenses	0.61%	0.73%	0.64%	0.46%(6)
Net expenses	0.18%	0.29%	0.21%	0.09%(6)
Net investment income	4.91%	4.98%	4.30%	3.34%(6)
Portfolio Turnover	46%	49%	53%	22%(8)
(1)	For the period from the commencement of operations, October 1, 2021, to January 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	For the year ended January 31, 2022.
20
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class W shares are sold at net asset value and are not subject to a sales charge. Class W shares are available for purchase only at the direction of the investment adviser or one of its affiliates on behalf of investors that are eligible clients of the investment adviser or its affiliates that have entered into a separate investment management or advisory agreement pursuant to which such clients pay an investment management or advisory fee, including investment vehicles that are sponsored, managed, advised or sub-advised by the investment adviser or its affiliates. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, record keeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class W shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
21

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Notes to Financial Statements — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2025. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2025, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $51,675,740 and $69,481,561, respectively. The range of interest rates on the Floating Rate Notes outstanding at January 31, 2025 was 2.28% to 2.45%. For the year ended January 31, 2025, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate including fees were $51,897,131 and 3.85%, respectively.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of January 31, 2025.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Fund has elected to treat its investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Fund’s value-at-risk (VaR)-based limits on leverage risk. The Fund may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each
22

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Notes to Financial Statements — continued

business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Segment Reporting—During the year ended January 31, 2025, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2025 and January 31, 2024 was as follows:
	Year Ended January 31,
	2025	2024
Tax-exempt income	$67,267,492	$49,509,508
Ordinary income	$8,090,916	$6,013,956
As of January 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 472,398
Deferred capital losses	(134,219,004)
Net unrealized appreciation	22,860,298
Distributions payable	(318,521)
Accumulated loss	$(111,204,829)
At January 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $134,219,004 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2025, $53,122,559 are short-term and $81,096,445 are long-term.
23

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,894,725,537
Gross unrealized appreciation	$52,029,119
Gross unrealized depreciation	(29,168,821)
Net unrealized appreciation	$22,860,298
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of the Fund's total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Total Daily Net Assets	Daily Income Rate
Up to $500 million	0.3150%	Up to $500 million	3.1500%
$500 million but less than $750 million	0.2925%	$500 million but less than $1 billion	2.9250%
$750 million but less than $1.5 billion	0.2700%	$1 billion but less than $1.5 billion	2.7000%
$1.5 billion but less than $2 billion	0.2475%	$1.5 billion but less than $2 billion	2.4750%
$2 billion but less than $3 billion	0.2250%	$2 billion but less than $3 billion	2.2500%
$3 billion and over	0.2025%	$3 billion and over	2.0250%
For the year ended January 31, 2025, the investment adviser fee amounted to $7,273,366 or 0.43% of the Fund’s average daily net assets.
BMR has agreed to reimburse the total amount of advisory fees paid by Class W shares. This agreement may be changed or terminated after June 1, 2025. Pursuant to this agreement, BMR was allocated $745,740 of the advisory fees paid by Class W shares for the year ended January 31, 2025.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2025, EVM earned $19,723 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $27,526 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended January 31, 2025 in the amount of $12,182. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2025 amounted to $858,605 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2025, the Fund paid or accrued to EVD $267,915 for Class C shares.
24

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2025 amounted to $89,305 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2025, the Fund was informed that EVD received $2,370 and $788 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $1,229,502,864 and $804,573,051, respectively, for the year ended January 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	13,724,169	$112,639,524	8,721,888	$ 69,056,224
Issued to shareholders electing to receive payments of distributions in Fund shares	1,470,289	12,097,650	1,300,577	10,278,255
Redemptions	(10,429,410)	(85,955,485)	(10,170,888)	(80,442,503)
Net increase (decrease)	4,765,048	$ 38,781,689	(148,423)	$ (1,108,024)
Class C
Sales	733,209	$ 5,564,552	508,565	$ 3,726,336
Issued to shareholders electing to receive payments of distributions in Fund shares	144,406	1,098,402	186,152	1,360,273
Redemptions	(1,899,999)	(14,437,480)	(2,675,173)	(19,525,701)
Net decrease	(1,022,384)	$ (7,774,526)	(1,980,456)	$(14,439,092)
Class I
Sales	63,526,246	$523,623,708	80,230,560	$631,556,574
Issued to shareholders electing to receive payments of distributions in Fund shares	5,895,992	48,577,367	4,339,767	34,341,669
Redemptions	(39,522,871)	(324,710,709)	(56,632,518)	(445,405,488)
Net increase	29,899,367	$247,490,366	27,937,809	$220,492,755
25

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Notes to Financial Statements — continued

	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class W
Sales	20,142,988	$166,376,978	11,377,202	$ 90,054,180
Issued to shareholders electing to receive payments of distributions in Fund shares	1,038,539	8,557,508	395,241	3,124,455
Redemptions	(3,200,991)	(26,328,578)	(2,229,881)	(17,548,050)
Net increase	17,980,536	$148,605,908	9,542,562	$ 75,630,585
8  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2025.
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2025, there were no obligations outstanding under these financial instruments.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended January 31, 2025, the Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended January 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(325,516)	$1,340,475
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (short) outstanding during the year ended January 31, 2025, which is indicative of the volume of this derivative type, was approximately $10,000,000.
26

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Notes to Financial Statements — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 16,705,625	$ —	$ 16,705,625
Tax-Exempt Mortgage-Backed Securities	—	2,442,430	—	2,442,430
Tax-Exempt Municipal Obligations	—	1,865,478,357	—	1,865,478,357
Taxable Municipal Obligations	—	84,635,163	—	84,635,163
Total Investments	$ —	$1,969,261,575	$ —	$1,969,261,575
27

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Eaton Vance High Yield Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance High Yield Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust II), including the portfolio of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 24, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
28

Eaton Vance
High Yield Municipal Income Fund
January 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended January 31, 2025, the Fund designates 89.26% of distributions from net investment income as an exempt-interest dividend.
29

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ETHYX-NCSR    1.31.25

Parametric
TABS Municipal Bond Funds
Annual Financial Statements and
Additional Information
January 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information January 31, 2025
Parametric
TABS Municipal Bond Funds
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 79.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
Texas Water Development Board, 4.50%, 10/15/37	$1,000	$ 1,060,560
		$ 1,060,560
Education — 1.5%
University of California, 5.00%, 5/15/35(1)	$1,000	$ 1,173,310
Will, Grundy, and Kendall Counties Community School District No. 201, IL, 5.00%, 10/15/28	1,000	1,063,590
		$ 2,236,900
Electric Utilities — 0.7%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.60% to 2/3/25 (Put Date), 11/1/45	$1,125	$ 1,125,250
		$ 1,125,250
Escrowed/Prerefunded — 0.1%
New York Dormitory Authority, Personal Income Tax Revenue:
Escrowed to Maturity, 5.00%, 2/15/25	$120	$ 120,083
Escrowed to Maturity, 5.00%, 2/15/25	50	50,038
		$ 170,121
General Obligations — 29.7%
Abilene, TX, 5.00%, 2/15/25	$20	$ 20,014
Angleton Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	220	246,330
Auburn, ME, 2.00%, 11/1/34	1,250	1,007,688
Belmont, MA, 3.00%, 2/15/35	750	711,743
Braintree, MA, 1.50%, 10/15/31	1,850	1,532,114
California:
5.00%, 11/1/28	610	643,934
5.50%, 12/1/52	150	163,626
Carroll County, MD, 5.00%, 11/1/27	565	599,459
Columbia School District, MO, 2.10%, 3/1/27	1,040	1,007,812
Florida, (Department of Transportation), 5.00%, 7/1/30	950	1,056,039
Frisco, TX, 2.00%, 2/15/33	250	214,485
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	28,003
Montgomery County, MD, 5.00%, 10/1/29	1,300	1,369,758
Montgomery Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/32	1,595	1,800,308
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/32	10	10,538
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York:
5.00%, 3/15/31	$5,250	$ 5,956,650
5.00%, 3/15/32	2,500	2,874,600
New York, NY, 5.00%, 8/1/30	1,500	1,660,845
North Carolina, 2.00%, 6/1/33	1,250	1,076,913
Orange County, NC, 3.10%, 2/1/36	1,195	1,131,259
Pennsylvania, 4.00%, 5/1/32	2,005	2,101,761
Rutherford County, TN, 1.50%, 4/1/33	2,000	1,630,680
Somerville, MA:
1.75%, 10/15/32	3,480	2,941,192
1.75%, 10/15/33	1,260	1,041,478
Wake County, NC, 5.00%, 5/1/29	830	904,966
Washington:
5.00%, 7/1/26	1,500	1,548,045
5.00%, 7/1/27	1,325	1,395,622
5.00%, 7/1/30	1,000	1,107,910
5.00%, 7/1/37	2,220	2,540,879
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/28	250	222,510
0.00%, 6/15/29	460	394,427
0.00%, 6/15/30	400	330,232
Wylie Independent School District, TX, (PSF Guaranteed), 3.25% to 8/15/28 (Put Date), 8/15/41	5,675	5,572,566
		$ 44,844,386
Hospital — 11.2%
Allegheny County Hospital Development Authority, PA, (UPMC), 2.95%, (SIFMA + 0.70%), 11/15/47(2)	$4,500	$ 4,464,270
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/33	320	356,381
5.00%, 11/1/34	300	335,553
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 5.00% to 11/15/29 (Put Date), 11/15/59	2,000	2,156,460
Colorado Health Facilities Authority, (Intermountain Healthcare), 5.00%, 5/15/33	500	560,195
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	2,000	2,148,360
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/27	3,500	3,656,205
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,153,690
		$ 16,831,114

See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing — 16.8%
Connecticut Housing Finance Authority:
(SPA: TD Bank, N.A.), 2.24%, 11/15/48(3)	$3,000	$ 3,000,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	1,860	1,968,364
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	2,620	2,751,681
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	220	160,299
Illinois Housing Development Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 10/1/52	800	835,088
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	1,245	1,339,359
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.00%, 7/1/53	905	936,042
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,420	1,492,718
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	785	681,710
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	310	284,586
New York City Housing Development Corp., NY, Sustainability Bonds, (Liq: TD Bank, N.A.), 2.20%, 5/1/50(3)	2,500	2,500,000
Ohio Housing Finance Agency:
3.35%, 9/1/49	465	386,317
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	210	156,141
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	460	325,450
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	865	912,549
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	1,010	1,131,452
Pennsylvania Housing Finance Agency, SFMR, (SPA: TD Bank, N.A.), 2.25%, 10/1/50(3)	2,000	2,000,000
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	1,000	1,094,710
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,765	1,848,608
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,430	1,537,493
		$ 25,342,567
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 0.7%
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	$1,000	$ 1,001,580
		$ 1,001,580
Insured - General Obligations — 2.4%
Rancho Santiago Community College District, CA, (Election of 2002), (AGM), 0.00%, 9/1/28	$2,000	$ 1,791,560
San Mateo County Community College District, CA, (Election of 2001), (NPFG), 0.00%, 9/1/27	2,000	1,853,060
		$ 3,644,620
Insured - Industrial Development Revenue — 0.4%
St. Vrain Lakes Metropolitan District No. 2, CO:
(AGC), 5.00%, 12/1/25	$65	$ 65,886
(AGC), 5.00%, 12/1/28	510	538,856
		$ 604,742
Lease Revenue/Certificates of Participation — 0.6%
Malibu, CA:
5.00%, 11/1/38	$275	$ 275,459
5.00%, 11/1/43	225	225,326
5.00%, 11/1/48	375	375,499
		$ 876,284
Other Revenue — 4.8%
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 3.25%, 8/1/29	$3,000	$ 3,005,340
Energy Southeast A Cooperative District, AL, 5.50% to 1/1/31 (Put Date), 11/1/53	3,000	3,238,380
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	1,000	1,056,080
		$ 7,299,800
Senior Living/Life Care — 2.4%
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/28	$305	$ 321,985
5.00%, 4/1/29	250	267,740
Lancaster Municipal Authority, PA, (Garden Spot Village):
5.00%, 5/1/28	210	219,505
5.00%, 5/1/29	190	200,756
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/26	480	487,210

See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services): (continued)
5.00%, 2/1/29	$590	$ 620,249
5.00%, 2/1/30	475	503,586
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	1,000	1,069,100
		$ 3,690,131
Special Tax Revenue — 4.5%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/30	$1,000	$ 1,112,490
5.00%, 11/1/38	5,000	5,649,800
		$ 6,762,290
Water and Sewer — 3.0%
Indiana Finance Authority, Green Bonds, 5.00%, 2/1/25	$1,500	$ 1,500,000
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	3,000	2,983,740
		$ 4,483,740
Total Tax-Exempt Municipal Obligations (identified cost $118,950,472)		$119,974,085

Taxable Municipal Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Austin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/26	$665	$ 661,342
Total Taxable Municipal Obligations (identified cost $648,096)		$ 661,342

U.S. Treasury Obligations — 15.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
4.125%, 3/31/29	$11,567	$ 11,483,184
4.125%, 11/15/32	12,000	11,737,500
Total U.S. Treasury Obligations (identified cost $22,733,128)		$ 23,220,684

Short-Term Investments — 5.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(4)	7,603,605	$ 7,603,605
Total Short-Term Investments (identified cost $7,603,605)		$ 7,603,605
Total Investments — 100.4% (identified cost $149,935,301)		$151,459,716
Other Assets, Less Liabilities — (0.4)%		$ (554,879)
Net Assets — 100.0%		$150,904,837
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2025.
(4)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of January 31, 2025.
At January 31, 2025, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
New York	13.2%
Others, representing less than 10% individually	66.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2025, 2.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 1.2% of total investments.

See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 82.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.4%
Texas Water Development Board:
4.50%, 10/15/37	$2,000	$ 2,121,120
4.55%, 10/15/38	5,000	5,292,150
4.70%, 10/15/41	2,500	2,636,875
4.75%, 10/15/42	1,000	1,053,150
		$ 11,103,295
Education — 2.2%
Bethlehem Area School District Authority, PA, 3.265%, (67% of SOFR + 0.35%), 1/1/32(1)	$1,000	$ 995,220
Texas A&M University, 4.375%, 5/15/38	1,720	1,799,550
University of California, 5.00%, 5/15/35	6,000	6,955,500
University of Mississippi Educational Building Corp., 4.125%, 10/1/40	305	309,005
		$ 10,059,275
Electric Utilities — 2.6%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/33 (Put Date), 1/1/56	$4,750	$ 5,182,250
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M), 5.25%, 7/1/64	6,500	6,825,780
		$ 12,008,030
Escrowed/Prerefunded — 0.0%(2)
California School Finance Authority, (Aspire Public Schools), Escrowed to Maturity, 5.00%, 8/1/25(3)	$25	$ 25,215
		$ 25,215
General Obligations — 28.6%
Anna, TX, 4.125%, 2/15/41	$1,075	$ 1,072,560
Brookline, MA, 1.625%, 2/15/35	6,315	5,029,771
Burleson, TX, 5.00%, 3/1/40	5,870	6,277,554
California, 5.00%, 12/1/26	5,325	5,551,419
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/40	355	188,519
0.00%, 8/1/44	750	322,920
Chandler, AZ, 2.85%, 7/1/32	1,335	1,257,984
Concord, MA:
4.00%, 1/15/40	1,140	1,175,169
4.00%, 1/15/41	705	720,404
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/39	$2,975	$ 2,650,874
Crowley Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/39	345	379,893
David Douglas School District No. 40, OR, 0.00%, 6/15/43	5,500	2,273,755
Fairfax County, VA, 4.00%, 10/1/43(4)	5,000	4,971,550
Florida, (Department of Transportation), 2.00%, 7/1/33	900	749,880
Forsyth County, NC, 4.00%, 6/1/43	505	502,394
Francis Howell R-III School District, MO, 3.00%, 3/1/36	3,000	2,770,830
Franklin Township Somerset County, NJ, 2.00%, 6/15/36	1,500	1,178,055
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	959,600
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	4,184,875
Guilford County, NC, 3.00%, 5/1/37	2,025	1,869,298
Hays Consolidated Independent School District, TX, (PSF Guaranteed):
3.00%, 2/15/37	1,215	1,115,188
3.25%, 2/15/32	3,000	2,962,620
Huntersville, NC, 2.00%, 6/1/33	450	390,434
Kilgore Independent School District, TX, (PSF Guaranteed), 2.50%, 2/15/36	2,340	2,000,255
Lake Oswego, OR, 2.60%, 6/1/35	1,645	1,458,802
Lewisville, TX:
2.75%, 2/15/35	1,065	952,270
2.75%, 2/15/36	1,760	1,544,646
Lexington, MA, 4.00%, 2/1/42	905	915,534
Massachusetts:
4.00%, 2/1/39	4,000	4,061,880
5.00%, 12/1/43	5,000	5,505,300
Minnesota, 1.50%, 8/1/35	1,500	1,138,515
Morris Township, NJ, 3.00%, 11/1/29	60	60,046
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/39	1,930	1,971,823
4.00%, 9/1/40	925	940,475
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	2,083,317
New Braunfels, TX, 5.00%, 2/1/41	610	650,327
New York, NY:
5.00%, 3/15/37	1,000	1,142,010
5.25%, 10/1/42	6,000	6,598,920
5.25%, 4/1/47	7,500	8,153,250
North Carolina, 3.00%, 6/1/31	450	439,745
Orange County, NC, 3.15%, 2/1/37	810	764,008
Pennsylvania, 4.00%, 10/1/37	6,000	6,071,640

See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pickerington Local School District, OH:
4.25%, 12/1/41	$800	$ 815,216
4.25%, 12/1/42	235	238,617
Plano, TX, 3.34%, 9/1/36	5,055	4,792,393
Portland, ME, 2.50%, 4/1/36	1,660	1,407,199
Prosper Independent School District, TX, (PSF Guaranteed), 1.625%, 2/15/33	4,730	3,881,911
Richmond, VA, 2.70%, 7/15/39	3,000	2,477,430
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/42	2,000	2,190,100
Sherman, TX:
5.00%, 8/15/38	2,185	2,430,747
5.00%, 8/15/43	2,785	3,013,955
Solana Beach School District, CA, (Election of 2016), 4.00%, 8/1/30	70	72,255
Somerville, MA, 1.875%, 10/15/36	4,490	3,524,066
Washington:
5.00%, 7/1/26	6,000	6,192,180
5.00%, 6/1/45(4)	4,350	4,737,977
Wisconsin, 5.00%, 5/1/36(4)	1,000	1,162,420
Worthington City School District, OH, 5.00%, 12/1/43	350	377,776
		$132,322,551
Hospital — 2.5%
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), (LOC: TD Bank, N.A.), 2.25%, 10/1/45(5)	$7,000	$ 7,000,000
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,153,690
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,101,595
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	510	512,815
		$ 11,768,100
Housing — 8.4%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 6.00%, 11/1/52	$2,005	$ 2,141,260
Connecticut Housing Finance Authority:
Social Bonds, 6.25%, 5/15/54	2,810	3,063,631
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	4,655	4,926,200
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	420	441,109
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.50%, 11/15/31	3,760	3,268,643
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	$500	$ 364,315
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	3,305	3,555,486
Massachusetts Housing Finance Agency, (SPA: TD Bank, N.A.), 2.22%, 12/1/48(5)	975	975,000
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	2,420	2,543,928
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	1,080	937,894
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	630	578,353
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	590	438,683
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	1,120	792,400
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	840	941,010
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.50%, 10/1/53	5,920	6,239,976
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	1,000	960,290
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	2,720	2,848,846
Texas Department of Housing and Community Affairs:
Social Bonds, (GNMA), 5.75%, 1/1/53	1,730	1,860,044
Social Bonds, (GNMA), 6.00%, 1/1/54	1,745	1,913,759
		$ 38,790,827
Insured - Bond Bank — 1.1%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$4,950	$ 5,084,145
		$ 5,084,145
Insured - Education — 1.4%
Texas State Technical College System, System Improvement, (AGM), 5.50%, 8/1/42	$5,750	$ 6,354,843
		$ 6,354,843
Insured - General Obligations — 0.4%
Mauston School District, WI, (AGM), 1.75%, 3/1/36	$1,200	$ 906,840
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/41	675	323,703
(BAM), 0.00%, 8/1/42	700	317,828

See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Rialto Unified School District, CA, (Election of 2022): (continued)
(BAM), 0.00%, 8/1/43	$1,160	$ 499,102
		$ 2,047,473
Insured - Industrial Development Revenue — 1.9%
St. Vrain Lakes Metropolitan District No. 2, CO:
(AGC), 5.00%, 12/1/42	$1,460	$ 1,539,161
(AGC), 5.00%, 12/1/46	6,810	7,094,590
		$ 8,633,751
Insured - Special Tax Revenue — 1.1%
Harris County-Houston Sports Authority, TX, (AGC), 5.00%, 11/15/30	$3,750	$ 4,125,975
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	1,000	1,090,080
		$ 5,216,055
Insured - Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/49	$2,140	$ 1,227,097
		$ 1,227,097
Lease Revenue/Certificates of Participation — 1.5%
Oklahoma Industries Authority, (Oklahoma City Public Schools):
5.00%, 4/1/29	$2,565	$ 2,759,068
5.00%, 4/1/32	4,000	4,461,200
		$ 7,220,268
Other Revenue — 4.9%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	$4,700	$ 4,700,705
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/44	1,160	1,233,509
5.00%, 11/1/47	1,000	1,051,110
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	965	978,481
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 12/1/31 (Put Date), 12/1/54	2,500	2,628,450
5.00% to 12/1/32 (Put Date), 5/1/55	3,000	3,170,910
5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,112,160
5.00% to 6/1/29 (Put Date), 12/1/52	2,500	2,593,500
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Main Street Natural Gas, Inc., GA, Gas Supply Revenue: (continued)
5.00% to 6/1/32 (Put Date), 6/1/55(4)	$4,000	$ 4,275,769
		$ 22,744,594
Senior Living/Life Care — 1.5%
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/36	$925	$ 1,024,012
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.25%, 2/1/44	700	739,011
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,017,100
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,000	1,058,860
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	2,750	2,940,025
		$ 6,779,008
Special Tax Revenue — 9.5%
Miami, FL:
5.00%, 3/1/37	$1,250	$ 1,391,075
5.00%, 3/1/38	1,000	1,107,260
Michigan Trunk Line Fund:
4.00%, 11/15/39	15,545	15,812,996
5.00%, 11/15/43	5,000	5,452,100
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/30	2,000	2,224,980
5.00%, 11/1/34	2,500	2,880,825
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/37	5,000	5,122,800
4.00%, 2/15/39	6,095	6,158,144
Triborough Bridge and Tunnel Authority, NY:
5.00%, 12/1/41	250	277,767
5.00%, 12/1/44	2,000	2,168,120
Green Bonds, 5.25%, 11/15/39	1,215	1,382,828
		$ 43,978,895
Transportation — 2.1%
Alameda Corridor Transportation Authority, CA, 0.00%, 10/1/50	$2,080	$ 1,185,496
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/37	1,500	1,545,570
North Texas Tollway Authority:
4.125%, 1/1/40	3,000	3,016,500

See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
North Texas Tollway Authority: (continued)
5.00%, 1/1/30	$905	$ 989,500
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/35	2,500	2,837,775
		$ 9,574,841
Water and Sewer — 10.3%
Celina, TX, Waterworks and Sewer System Revenue, 1.75%, 9/1/33	$3,200	$ 2,618,688
Louisville and Jefferson County Metropolitan Sewer District, KY, 5.00%, 5/15/42	4,825	5,246,657
Massachusetts Clean Water Trust:
Sustainability Bonds, 5.00%, 2/1/44(4)	1,300	1,434,316
Sustainability Bonds, 5.00%, 2/1/45(4)	2,500	2,745,350
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/32	3,545	4,055,055
Metropolitan Utilities District of Omaha, Water System Revenue, NE, 4.375%, 12/1/41	4,545	4,706,529
New York State Environmental Facilities Corp., (Clean Water and Drinking Water Revenue), 4.00%, 6/15/39	4,950	5,080,878
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	17,000	16,907,860
Spotsylvania County, VA, Water and Sewer Revenue, 4.00%, 12/1/37	720	739,051
Virginia Beach, VA, Storm Water Utility Revenue, 3.00%, 11/15/39	3,745	3,367,017
Washington Suburban Sanitary District, MD, 2.00%, 12/1/41	1,000	714,700
		$ 47,616,101
Total Tax-Exempt Municipal Obligations (identified cost $372,490,906)		$382,554,364

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
Pennsylvania Housing Finance Agency, SFMR, 5.457%, 4/1/37	$485	$ 482,119
Total Taxable Municipal Obligations (identified cost $485,000)		$ 482,119

U.S. Treasury Obligations — 14.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
4.125%, 11/15/32	$20,000	$ 19,562,500
4.625%, 4/30/31	45,308	45,810,636
Total U.S. Treasury Obligations (identified cost $64,773,482)		$ 65,373,136

Short-Term Investments — 5.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(6)	27,361,166	$ 27,361,166
Total Short-Term Investments (identified cost $27,361,166)		$ 27,361,166
Total Investments — 102.8% (identified cost $465,110,554)		$475,770,785
Other Assets, Less Liabilities — (2.8)%		$(12,741,821)
Net Assets — 100.0%		$463,028,964
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(2)	Amount is less than 0.05%.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $25,215 or less than 0.05% of the Fund's net assets.
(4)	When-issued security.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2025.
(6)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of January 31, 2025.
At January 31, 2025, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	16.8%
Others, representing less than 10% individually	66.0%

See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2025, 6.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 3.1% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2025
Statements of Assets and Liabilities

	January 31, 2025
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Assets
Unaffiliated investments, at value (identified cost $142,331,696 and $437,749,388, respectively)	$143,856,111	$448,409,619
Affiliated investments, at value (identified cost $7,603,605 and $27,361,166, respectively)	7,603,605	27,361,166
Interest receivable	1,529,424	4,659,400
Dividends receivable from affiliated investments	17,605	50,945
Receivable for investments sold	4,496,966	2,719,141
Receivable for Fund shares sold	84,107	1,296,873
Trustees' deferred compensation plan	76,945	44,677
Total assets	$157,664,763	$484,541,821
Liabilities
Payable for investments purchased	$1,125,000	$—
Payable for when-issued securities	1,159,870	19,229,691
Payable for Fund shares redeemed	4,145,677	772,517
Distributions payable	78,033	505,709
Payable to affiliates:
Investment adviser and administration fee	45,092	192,497
Distribution and service fees	13,267	11,820
Sub-transfer agency fee	4,649	1,580
Trustees' deferred compensation plan	76,945	44,677
Other	2,608	120,577
Accrued expenses	108,785	633,789
Total liabilities	$6,759,926	$21,512,857
Net Assets	$150,904,837	$463,028,964
Sources of Net Assets
Paid-in capital	$163,377,480	$486,853,360
Accumulated loss	(12,472,643)	(23,824,396)
Net Assets	$150,904,837	$463,028,964
Class A Shares
Net Assets	$57,245,736	$39,656,492
Shares Outstanding	5,700,309	3,329,431
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.04	$11.91
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.38	$12.31
Class C Shares
Net Assets	$1,390,551	$3,981,949
Shares Outstanding	138,951	334,462
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.01	$11.91
Class I Shares
Net Assets	$92,268,550	$419,390,523
Shares Outstanding	9,185,322	35,175,654
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.05	$11.92
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2025
Statements of Operations

	Year Ended January 31, 2025
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Income
Dividend income from affiliated investments	$243,189	$599,243
Interest income	6,035,688	18,252,625
Total investment income	$6,278,877	$18,851,868
Expenses
Investment adviser and administration fee	$563,203	$2,280,474
Distribution and service fees:
Class A	147,131	107,016
Class C	16,893	43,251
Trustees’ fees and expenses	10,300	28,589
Custodian fee	44,521	111,004
Transfer and dividend disbursing agent fees	59,070	263,448
Legal and accounting services	52,631	85,274
Printing and postage	8,189	26,352
Registration fees	51,236	3,050
Miscellaneous	7,021	18,340
Total expenses	$960,195	$2,966,798
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$6,926	$97,197
Total expense reductions	$6,926	$97,197
Net expenses	$953,269	$2,869,601
Net investment income	$5,325,608	$15,982,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$217,462	$90,502
Net realized gain	$217,462	$90,502
Change in unrealized appreciation (depreciation):
Investments	$(1,785,509)	$(8,299,956)
Net change in unrealized appreciation (depreciation)	$(1,785,509)	$(8,299,956)
Net realized and unrealized loss	$(1,568,047)	$(8,209,454)
Net increase in net assets from operations	$3,757,561	$7,772,813

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2025
Statements of Changes in Net Assets

	Year Ended January 31, 2025
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,325,608	$15,982,267
Net realized gain	217,462	90,502
Net change in unrealized appreciation (depreciation)	(1,785,509)	(8,299,956)
Net increase in net assets from operations	$3,757,561	$7,772,813
Distributions to shareholders:
Class A	$(1,791,066)	$(1,314,662)
Class C	(38,628)	(100,325)
Class I	(3,305,517)	(13,586,844)
Total distributions to shareholders	$(5,135,211)	$(15,001,831)
Transactions in shares of beneficial interest:
Class A	$(4,081,498)	$(6,313,174)
Class C	(697,534)	(391,930)
Class I	(19,723,775)	11,019,407
Net increase (decrease) in net assets from Fund share transactions	$(24,502,807)	$4,314,303
Net decrease in net assets	$(25,880,457)	$(2,914,715)
Net Assets
At beginning of year	$176,785,294	$465,943,679
At end of year	$150,904,837	$463,028,964

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2025
Statements of Changes in Net Assets — continued

	Year Ended January 31, 2024
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$6,187,530	$17,325,019
Net realized loss	(2,831,381)	(4,800,009)
Net change in unrealized appreciation (depreciation)	130,204	3,231,302
Net increase in net assets from operations	$3,486,353	$15,756,312
Distributions to shareholders:
Class A	$(1,881,418)	$(1,536,273)
Class C	(51,600)	(105,464)
Class I	(3,950,376)	(15,091,430)
Total distributions to shareholders	$(5,883,394)	$(16,733,167)
Transactions in shares of beneficial interest:
Class A	$(15,301,276)	$(5,503,095)
Class C	(1,115,148)	(853,318)
Class I	(34,282,953)	(90,732,471)
Net decrease in net assets from Fund share transactions	$(50,699,377)	$(97,088,884)
Net decrease in net assets	$(53,096,418)	$(98,065,739)
Net Assets
At beginning of year	$229,881,712	$564,009,418
At end of year	$176,785,294	$465,943,679

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2025
Financial Highlights

	Short-Term Municipal Bond Fund — Class A
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.11	$10.17	$10.45	$10.83	$10.66
Income (Loss) From Operations
Net investment income	$0.32(1)	$0.28	$0.17	$0.06	$0.08(1)
Net realized and unrealized gain (loss)	(0.08)	(0.07)	(0.30)	(0.32)	0.40
Total income (loss) from operations	$0.24	$0.21	$(0.13)	$(0.26)	$0.48
Less Distributions
From net investment income	$(0.31)	$(0.27)	$(0.15)	$(0.05)	$(0.08)
From net realized gain	—	—	—	(0.07)	(0.23)
Total distributions	$(0.31)	$(0.27)	$(0.15)	$(0.12)	$(0.31)
Net asset value — End of year	$10.04	$10.11	$10.17	$10.45	$10.83
Total Return(2)	2.38%	2.14%	(1.20)%	(2.39)%	4.51%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$57,246	$61,741	$77,727	$119,419	$135,622
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.74%	0.75%	0.76%	0.80%	0.82%
Net expenses	0.74%(4)	0.75%(4)	0.76%(4)	0.80%	0.82%
Net investment income	3.16%	2.85%	1.45%	0.59%	0.71%
Portfolio Turnover	55%	92%	109%	96%	176%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended January 31, 2025 and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023).

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2025
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class C
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.07	$10.14	$10.39	$10.79	$10.64
Income (Loss) From Operations
Net investment income (loss)(1)	$0.24	$0.21	$0.07	$(0.02)	$0.01
Net realized and unrealized gain (loss)	(0.07)	(0.09)	(0.27)	(0.31)	0.38
Total income (loss) from operations	$0.17	$0.12	$(0.20)	$(0.33)	$0.39
Less Distributions
From net investment income	$(0.23)	$(0.19)	$(0.05)	$—	$(0.01)
From net realized gain	—	—	—	(0.07)	(0.23)
Total distributions	$(0.23)	$(0.19)	$(0.05)	$(0.07)	$(0.24)
Net asset value — End of year	$10.01	$10.07	$10.14	$10.39	$10.79
Total Return(2)	1.71%	1.27%	(1.89)%	(3.11)%	3.70%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,391	$2,098	$3,252	$4,603	$7,473
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.49%	1.50%	1.51%	1.55%	1.57%
Net expenses	1.49%(4)	1.50%(4)	1.51%(4)	1.55%	1.57%
Net investment income (loss)	2.41%	2.10%	0.71%	(0.16)%	0.05%
Portfolio Turnover	55%	92%	109%	96%	176%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended January 31, 2025 and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023).

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2025
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class I
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.11	$10.18	$10.45	$10.83	$10.66
Income (Loss) From Operations
Net investment income	$0.34	$0.30	$0.18	$0.09	$0.11
Net realized and unrealized gain (loss)	(0.07)	(0.07)	(0.27)	(0.32)	0.40
Total income (loss) from operations	$0.27	$0.23	$(0.09)	$(0.23)	$0.51
Less Distributions
From net investment income	$(0.33)	$(0.30)	$(0.18)	$(0.08)	$(0.11)
From net realized gain	—	—	—	(0.07)	(0.23)
Total distributions	$(0.33)	$(0.30)	$(0.18)	$(0.15)	$(0.34)
Net asset value — End of year	$10.05	$10.11	$10.18	$10.45	$10.83
Total Return(1)	2.73%	2.29%	(0.85)%	(2.14)%	4.77%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$92,269	$112,946	$148,903	$207,787	$253,382
Ratios (as a percentage of average daily net assets):(2)
Total expenses	0.49%	0.50%	0.51%	0.55%	0.57%
Net expenses	0.49%(3)	0.50%(3)	0.51%(3)	0.55%	0.57%
Net investment income	3.41%	3.10%	1.73%	0.84%	0.92%
Portfolio Turnover	55%	92%	109%	96%	176%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(3)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended January 31, 2025 and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023).

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2025
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class A
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$12.09	$12.09	$12.49	$13.07	$12.81
Income (Loss) From Operations
Net investment income	$0.37	$0.37	$0.23	$0.13	$0.18
Net realized and unrealized gain (loss)	(0.18)	(0.01)	(0.40)	(0.53)	0.39
Total income (loss) from operations	$0.19	$0.36	$(0.17)	$(0.40)	$0.57
Less Distributions
From net investment income	$(0.37)	$(0.36)	$(0.23)	$(0.13)	$(0.18)
From net realized gain	—	—	—	(0.05)	(0.13)
Total distributions	$(0.37)	$(0.36)	$(0.23)	$(0.18)	$(0.31)
Net asset value — End of year	$11.91	$12.09	$12.09	$12.49	$13.07
Total Return(1)	1.58%	3.13%	(1.25)%	(3.08)%	4.49%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$39,656	$46,655	$52,419	$61,492	$67,422
Ratios (as a percentage of average daily net assets):(2)
Total expenses	0.87%	1.00%	1.03%	1.02%	0.99%
Net expenses	0.85%(3)	0.84%(3)	0.87%(3)	0.90%	0.90%
Net investment income	3.29%	3.20%	1.96%	1.09%	1.41%
Portfolio Turnover	42%	127%	159%	61%	104%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(3)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01% and less than 0.01% of average daily net assets for the years ended January 31, 2025, 2024 and 2023, respectively).

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2025
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class C
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$12.09	$12.08	$12.48	$13.07	$12.81
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.29	$0.14	$0.04	$0.09
Net realized and unrealized gain (loss)	(0.20)	(0.00)(2)	(0.39)	(0.54)	0.38
Total income (loss) from operations	$0.10	$0.29	$(0.25)	$(0.50)	$0.47
Less Distributions
From net investment income	$(0.28)	$(0.28)	$(0.15)	$(0.04)	$(0.08)
From net realized gain	—	—	—	(0.05)	(0.13)
Total distributions	$(0.28)	$(0.28)	$(0.15)	$(0.09)	$(0.21)
Net asset value — End of year	$11.91	$12.09	$12.08	$12.48	$13.07
Total Return(3)	0.82%	2.44%	(2.00)%	(3.88)%	3.70%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,982	$4,437	$5,307	$8,362	$11,226
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.62%	1.75%	1.78%	1.77%	1.74%
Net expenses	1.60%(5)	1.59%(5)	1.62%(5)	1.65%	1.65%
Net investment income	2.54%	2.44%	1.17%	0.34%	0.72%
Portfolio Turnover	42%	127%	159%	61%	104%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01% and less than 0.01% of average daily net assets for the years ended January 31, 2025, 2024 and 2023, respectively).

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2025
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class I
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$12.11	$12.10	$12.50	$13.09	$12.82
Income (Loss) From Operations
Net investment income	$0.40	$0.40	$0.26	$0.17	$0.22
Net realized and unrealized gain (loss)	(0.19)	(0.00)(1)	(0.40)	(0.54)	0.39
Total income (loss) from operations	$0.21	$0.40	$(0.14)	$(0.37)	$0.61
Less Distributions
From net investment income	$(0.40)	$(0.39)	$(0.26)	$(0.17)	$(0.21)
From net realized gain	—	—	—	(0.05)	(0.13)
Total distributions	$(0.40)	$(0.39)	$(0.26)	$(0.22)	$(0.34)
Net asset value — End of year	$11.92	$12.11	$12.10	$12.50	$13.09
Total Return(2)	1.84%	3.39%	(1.01)%	(2.90)%	4.82%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$419,391	$414,852	$506,284	$619,232	$537,216
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.62%	0.75%	0.77%	0.77%	0.74%
Net expenses	0.60%(4)	0.59%(4)	0.61%(4)	0.65%	0.65%
Net investment income	3.54%	3.44%	2.21%	1.34%	1.66%
Portfolio Turnover	42%	127%	159%	61%	104%
(1)	Amount is less than $(0.005).
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01% and less than 0.01% of average daily net assets for the years ended January 31, 2025, 2024 and 2023, respectively).

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Parametric TABS Short-Term Municipal Bond Fund (Short-Term Municipal Bond Fund) and Parametric TABS Intermediate-Term Municipal Bond Fund (Intermediate-Term Municipal Bond Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2025, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Parametric
TABS Municipal Bond Funds
January 31, 2025
Notes to Financial Statements — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—During the year ended January 31, 2025, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2025 and January 31, 2024 was as follows:
	Year Ended January 31, 2025
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Tax-exempt income	$3,903,966	$11,823,874
Ordinary income	$1,231,245	$3,177,957

Parametric
TABS Municipal Bond Funds
January 31, 2025
Notes to Financial Statements — continued

	Year Ended January 31, 2024
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Tax-exempt income	$4,677,878	$13,813,820
Ordinary income	$1,205,516	$2,919,347
As of January 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Undistributed tax-exempt income	$ 22,073	$ 491,463
Deferred capital losses	(14,424,021)	(35,943,350)
Net unrealized appreciation	2,007,338	12,133,200
Distributions payable	(78,033)	(505,709)
Accumulated loss	$(12,472,643)	$(23,824,396)
At January 31, 2025, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Deferred capital losses:
Short-term	$10,102,768	$28,838,894
Long-term	$4,321,253	$7,104,456
The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2025, as determined on a federal income tax basis, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Aggregate cost	$149,452,378	$463,637,585
Gross unrealized appreciation	$2,241,191	$12,748,621
Gross unrealized depreciation	(233,853)	(615,421)
Net unrealized appreciation	$2,007,338	$12,133,200

Parametric
TABS Municipal Bond Funds
January 31, 2025
Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to each Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
	Annual Fee Rate
Average Daily Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Up to $1 billion	0.3500%	0.5000%
$1 billion but less than $2 billion	0.3375%	0.4750%
$2 billion but less than $5 billion	0.3250%	0.4550%
$5 billion and over	0.3175%	0.4400%
For the year ended January 31, 2025, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Adviser and Administration Fee	$563,203	$2,280,474
Effective Annual Rate	0.35%	0.50%
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of each Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Funds.
Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by each Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2025, the investment adviser and administration fee paid was reduced by $6,926 and $17,233 for Short-Term Municipal Bond Fund and Intermediate-Term Municipal Bond Fund, respectively, relating to each Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Funds’ expenses to the extent that total annual fund operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.76%, 1.51% and 0.51% of Short-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I, respectively, and 0.85%, 1.60% and 0.60% of Intermediate-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after June 1, 2025. Pursuant to these agreements, EVM and Parametric were allocated none and $79,964 in total of Short-Term Municipal Bond Fund's and Intermediate-Term Municipal Bond Fund's operating expenses, respectively, for the year ended January 31, 2025.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on the sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales

Parametric
TABS Municipal Bond Funds
January 31, 2025
Notes to Financial Statements — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended January 31, 2025 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
EVM's Sub-Transfer Agent Fees	$7,131	$3,947
EVD's Class A Sales Charges	$790	$3,550
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$500	$150
Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of EVM.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2025 for Class A shares amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class A Distribution and Service Fees	$147,131	$107,016
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the year ended January 31, 2025, the Funds paid or accrued to EVD the following distribution fees:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Distribution Fees	$12,670	$32,438
Pursuant to the Class C Plan, each Fund also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2025 amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Service Fees	$4,223	$10,813
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Parametric
TABS Municipal Bond Funds
January 31, 2025
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2025, the Funds were informed that EVD received the following amount of CDSCs paid by Class A and Class C shareholders.
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class A	$ —(1)	$ —
Class C	$ —	$ —(1)
(1)	Amount is less than $100.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the year ended January 31, 2025 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Purchases
Investments (non-U.S. Government)	$70,603,875	$143,184,968
U.S. Government and Agency Securities	14,803,069	45,923,906
Total Purchases	$85,406,944	$189,108,874
Sales
Investments (non-U.S. Government)	$96,497,349	$121,953,771
U.S. Government and Agency Securities	13,323,615	64,762,413
Total Sales	$109,820,964	$186,716,184
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Short-Term Municipal Bond Fund
	Year Ended January 31, 2025			Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	447,009	$ 4,492,484	431,702	$ 4,309,032
Issued to shareholders electing to receive payments of distributions in Fund shares	138,943	1,396,625	152,110	1,518,594
Redemptions	(991,977)	(9,970,607)	(2,118,258)	(21,128,902)
Net decrease	(406,025)	$(4,081,498)	(1,534,446)	$(15,301,276)

Parametric
TABS Municipal Bond Funds
January 31, 2025
Notes to Financial Statements — continued

Short-Term Municipal Bond Fund (continued)
	Year Ended January 31, 2025			Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	2,719	$ 27,141	17,099	$ 169,006
Issued to shareholders electing to receive payments of distributions in Fund shares	3,116	31,197	4,133	41,112
Redemptions	(75,148)	(755,872)	(133,765)	(1,325,266)
Net decrease	(69,313)	$ (697,534)	(112,533)	$(1,115,148)
Class I
Sales	6,165,714	$62,369,641	2,389,210	$23,964,022
Issued to shareholders electing to receive payments of distributions in Fund shares	245,957	2,472,710	277,896	2,774,821
Redemptions	(8,392,780)	(84,566,126)	(6,132,898)	(61,021,796)
Net decrease	(1,981,109)	$(19,723,775)	(3,465,792)	$(34,282,953)
Intermediate-Term Municipal Bond Fund
	Year Ended January 31, 2025			Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	532,621	$ 6,384,762	1,163,376	$ 13,811,622
Issued to shareholders electing to receive payments of distributions in Fund shares	49,254	589,831	59,370	701,621
Redemptions	(1,110,056)	(13,287,767)	(1,702,245)	(20,016,338)
Net decrease	(528,181)	$ (6,313,174)	(479,499)	$ (5,503,095)
Class C
Sales	51,721	$ 620,204	83,293	$ 987,954
Issued to shareholders electing to receive payments of distributions in Fund shares	4,518	54,082	4,570	54,038
Redemptions	(88,782)	(1,066,216)	(160,172)	(1,895,310)
Net decrease	(32,543)	$ (391,930)	(72,309)	$ (853,318)
Class I
Sales	9,674,301	$116,039,776	18,509,621	$219,341,382
Issued to shareholders electing to receive payments of distributions in Fund shares	691,276	8,285,739	657,484	7,775,156
Redemptions	(9,456,947)	(113,306,108)	(26,747,553)	(317,849,009)
Net increase (decrease)	908,630	$ 11,019,407	(7,580,448)	$(90,732,471)

Parametric
TABS Municipal Bond Funds
January 31, 2025
Notes to Financial Statements — continued

8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, it may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended January 31, 2025.
9  Affiliated Investments
At January 31, 2025, the value of each Fund’s investment in funds that may be deemed to be affiliated was $7,603,605 for Short-Term Municipal Bond Fund, which represents 5.1% of its net assets, and $27,361,166 for Intermediate-Term Municipal Bond Fund, which represents 5.9% of its net assets. Transactions in such investments by the Funds for the year ended January 31, 2025 were as follows:
Short-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,520,558	$113,654,792	$(108,571,745)	$ —	$ —	$7,603,605	$243,189	7,603,605
Intermediate-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$9,129,656	$172,217,646	$(153,986,136)	$ —	$ —	$27,361,166	$599,243	27,361,166
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
TABS Municipal Bond Funds
January 31, 2025
Notes to Financial Statements — continued

At January 31, 2025, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Short-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$119,974,085	$ —	$119,974,085
Taxable Municipal Obligations	—	661,342	—	661,342
U.S. Treasury Obligations	—	23,220,684	—	23,220,684
Short-Term Investments	7,603,605	—	—	7,603,605
Total Investments	$ 7,603,605	$143,856,111	$ —	$151,459,716
Intermediate-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$382,554,364	$ —	$382,554,364
Taxable Municipal Obligations	—	482,119	—	482,119
U.S. Treasury Obligations	—	65,373,136	—	65,373,136
Short-Term Investments	27,361,166	—	—	27,361,166
Total Investments	$27,361,166	$448,409,619	$ —	$475,770,785

Parametric
TABS Municipal Bond Funds
January 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Parametric TABS Short-Term Municipal Bond Fund and Parametric TABS Intermediate-Term Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Parametric TABS Short-Term Municipal Bond Fund and Parametric TABS Intermediate-Term Municipal Bond Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust II), including the portfolios of investments, as of January 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of January 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 24, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Parametric
TABS Municipal Bond Funds
January 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended January 31, 2025, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
TABS Short-Term Municipal Bond Fund	76.02%
TABS Intermediate-Term Municipal Bond Fund	78.82%

EITAX-NCSR    1.31.25

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
Annual Financial Statements and
Additional Information
January 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information January 31, 2025
Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 96.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.4%
Michigan Finance Authority, (Trinity Health Credit Group), 3.00%, 10/1/36	$1,500	$ 1,417,245
New Hampshire Municipal Bond Bank, 3.00%, 8/15/34	1,900	1,829,681
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	25	23,642
		$ 3,270,568
Education — 3.8%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.335%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,725,277
Duneland School Building Corp., IN, 4.00%, 1/15/35	1,915	1,994,051
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	495	513,914
Ohio State University, Green Bonds, 4.00%, 12/1/38	765	783,398
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 7/1/34	1,155	1,158,927
Poway Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	1,000	690,410
University of California:
5.00%, 5/15/35	7,080	8,207,490
5.00%, 5/15/40(2)	4,100	4,697,124
University of Mississippi Educational Building Corp., 4.00%, 10/1/38	1,540	1,567,304
Virginia College Building Authority, 4.00%, 2/1/33	865	877,240
Virginia Public School Authority, Prince William County, 3.00%, 10/1/37	1,690	1,571,092
West Lafayette School Building Corp., IN, 5.00%, 7/15/35	2,800	2,908,892
		$ 27,695,119
Electric Utilities — 2.1%
American Municipal Power, Inc., OH, (Prairie State Energy Campus):
4.00%, 2/15/35	$5,690	$ 5,805,165
4.00%, 2/15/36	1,000	1,015,320
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	1,000	1,009,710
Clark County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 1/1/36	505	552,904
Florida Municipal Power Agency, 3.00%, 10/1/33	1,825	1,690,735
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	253,970
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Los Angeles Department of Water and Power, CA, Power System Revenue, (SPA: Barclays Bank PLC), 4.40%, 7/1/34(3)	$1,000	$ 1,000,000
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	754,845
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	511,385
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.70% to 10/1/30 (Put Date), 10/1/46	2,620	2,623,904
		$ 15,217,938
Escrowed/Prerefunded — 0.0%(4)
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	$150	$ 150,911
		$ 150,911
General Obligations — 39.8%
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	$300	$ 303,528
Amarillo Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	2,725	2,754,621
Anoka-Hennepin Independent School District No. 11, MN, 3.00%, 2/1/36	1,175	1,087,850
Arlington Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	2,050	2,050,307
Athens, AL:
5.00%, 5/1/33	300	336,681
5.00%, 5/1/35	630	709,500
Auburn School District No. 408, WA, 4.00%, 12/1/35	775	778,612
Bainbridge Island School District No. 303, WA, 4.00%, 12/1/36	400	404,524
Belding Area Schools, MI, 5.00%, 5/1/30	225	230,855
Bergen County, NJ, 2.00%, 11/1/33	1,860	1,550,924
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/38	575	595,982
Bexar County, TX, 3.00%, 6/15/30	5,950	5,901,448
Boerne Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	1,000	1,005,840
Brookline, MA, 3.10%, 3/15/33	1,495	1,467,836
Burbank Unified School District, CA, (Election of 2013), 4.45%, 8/1/36	900	932,193
Burlington, VT, 5.00%, 11/1/29	45	49,158
California:
3.00%, 11/1/35	5,005	4,920,816
4.55%, 12/1/37	1,000	1,064,530
Celina Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	1,135	1,140,800
Celina, TX, 1.625%, 9/1/32	2,380	1,975,233

1
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Centennial School District No. 28Jt, OR, 5.00%, 6/15/34	$835	$ 908,622
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/30	400	333,232
0.00%, 8/1/31	460	369,040
0.00%, 8/1/32	530	408,551
0.00%, 8/1/33	700	517,685
0.00%, 8/1/35	175	118,260
0.00%, 8/1/36	175	112,982
0.00%, 8/1/37	275	169,334
0.00%, 8/1/38	325	190,645
0.00%, 8/1/39	365	203,816
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/32	1,100	1,118,931
4.00%, 9/1/33	1,000	1,013,740
4.00%, 9/1/34	1,000	1,010,380
Chandler, AZ:
2.60%, 7/1/30	400	379,064
2.85%, 7/1/32	1,925	1,813,947
Channelview Independent School District, TX, (PSF Guaranteed), 2.375%, 8/15/35	500	426,440
Chisholm Independent School District No. 695, MN, 0.00%, 2/1/38	820	464,825
Clark County, NV:
3.00%, 11/1/34	1,000	948,540
4.00%, 12/1/35	1,820	1,846,681
4.00%, 6/1/36	175	176,498
Coconino County Unified School District No. 1, AZ:
1.50%, 7/1/32	1,185	972,174
1.75%, 7/1/34	1,910	1,525,269
College Station Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/32	320	323,792
College Station, TX:
3.35%, 2/15/34	1,735	1,682,724
3.45%, 2/15/35	1,300	1,270,126
Colonial School District, PA, 5.00%, 2/15/33	50	50,527
Comal County, TX, 4.00%, 2/1/33	5,580	5,605,277
Connecticut:
4.00%, 1/15/34	3,000	3,113,340
4.00%, 1/15/35	3,000	3,100,560
Conroe, TX, 4.125%, 3/1/39	1,895	1,927,518
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	653,171
Cupertino Union School District, CA, (Election of 2012), 5.00%, 8/1/33	555	573,570
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	$2,235	$ 2,490,125
Dallas Center-Grimes Community School District, IA:
3.00%, 5/1/35	1,075	1,001,105
3.00%, 5/1/36	910	838,501
David Douglas School District No. 40, OR:
0.00%, 6/15/31	525	418,325
0.00%, 6/15/34	1,655	1,155,687
0.00%, 6/15/35	1,250	830,300
0.00%, 6/15/36	1,690	1,060,576
0.00%, 6/15/37	1,000	591,240
0.00%, 6/15/38	750	416,183
Dedham, MA, 3.30%, 4/1/36	775	755,935
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/38	750	763,800
Delaware, 5.00%, 5/1/37	1,370	1,575,979
El Paso Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	500	502,605
Euless, TX, 5.00%, 2/15/34	125	138,553
Fairfax County, VA, 4.00%, 10/1/42(2)	4,680	4,682,293
Falls City Independent School District, TX, (PSF Guaranteed):
Prerefunded to 8/15/25, 4.00%, 8/15/34	430	432,571
Prerefunded to 8/15/25, 4.00%, 8/15/34	570	573,409
Florida, (Department of Transportation):
2.00%, 7/1/33	1,535	1,278,962
3.00%, 7/1/34	5,195	4,965,952
Forney Independent School District, TX, 0.00%, 8/15/37	150	88,683
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	400	370,136
3.00%, 8/15/36	500	459,455
Frenship Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36	1,790	1,634,700
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	400,144
Glen Rose Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/30	560	619,500
5.00%, 8/15/32	935	1,032,334
5.00%, 8/15/33	1,020	1,120,613
5.00%, 8/15/34	330	360,951
Grayson County Junior College District, TX:
5.00%, 2/15/36	865	974,570
5.00%, 2/15/38	405	450,591
Grosse Pointe Public School System, MI, 3.00%, 5/1/36	1,580	1,442,635

2
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Guilford County, NC, 3.00%, 5/1/35	$1,105	$ 1,040,324
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	877,980
Harrisburg School District No. 41-2, SD:
2.00%, 8/1/32	2,230	1,911,779
2.00%, 8/1/33	1,305	1,094,216
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	3,445	3,402,075
Hays County, TX, 3.00%, 2/15/37	1,125	1,027,260
Hempstead, NY:
2.00%, 6/15/33	5,935	5,108,670
2.00%, 6/15/34	6,145	5,176,056
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,034,060
Henrico County, VA, 3.35%, 8/1/36	4,970	4,883,025
Homewood, AL, 5.00%, 9/1/29	2,000	2,057,180
Honolulu City and County, HI, 3.00%, 9/1/31	30	29,118
Houston, TX, 4.00%, 3/1/37	1,730	1,738,027
Illinois:
Series 2022A, 5.00%, 3/1/29	2,250	2,397,217
Series 2022B, 5.00%, 3/1/29	2,000	2,130,860
Independence School District, MO, 3.25%, 3/1/38	2,605	2,475,063
Iowa City Community School District, IA, 2.75%, 6/1/30	2,850	2,683,731
Kansas City, MO, 3.00%, 2/1/35	385	359,790
Kennebunk, ME, 2.00%, 10/1/35	600	478,992
Knox County, TN:
3.00%, 6/1/34	265	250,751
3.00%, 6/1/35	2,925	2,738,619
Knoxville, TN, 3.00%, 5/1/39	3,365	2,988,759
Krum Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	720	720,238
Lake Oswego, OR, 2.50%, 6/1/33	1,305	1,190,317
Lake Washington School District No. 414, WA, 4.00%, 12/1/34	1,000	1,015,120
Lane County School District No. 40, OR, 0.00%, 6/15/38	1,000	544,310
Lexington, MA, 3.20%, 2/15/36	1,195	1,150,498
Lincoln, NE, 3.00%, 5/15/33	815	775,741
Lone Star College System, TX, 3.00%, 2/15/36	1,395	1,295,523
Longview, TX, 4.00%, 9/1/37	1,100	1,108,822
Loudoun County, VA, 3.25%, 12/1/35	910	881,845
Malakoff Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	1,580	1,454,327
Massachusetts, 4.00%, 5/1/36	5,025	5,062,285
McKinney, TX, 2.50%, 8/15/35	2,080	1,797,806
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	$325	$ 338,013
Mildred Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	425	394,302
Mill Valley School District, CA:
3.00%, 8/1/33	290	280,271
3.00%, 8/1/34	2,045	1,963,343
Millbrae School District, CA, 2.50%, 7/1/33	265	241,410
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	360	360,522
Monrovia Unified School District, CA, (Election of 2006), 0.00%, 8/1/34	3,550	2,543,362
Montgomery County Municipal Utility District No. 46, TX, 4.00%, 3/1/29	1,295	1,295,699
Morgan County School District, UT, 4.00%, 8/1/34	1,180	1,198,561
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	161,922
Nebo School District, UT, 2.125%, 7/1/34	4,515	3,736,343
Nevada, 2.125%, 5/1/38	2,000	1,515,700
Newport-Mesa Unified School District, CA, (Election of 2005):
0.00%, 8/1/35	3,435	2,406,561
0.00%, 8/1/37	6,580	4,229,427
North Carolina, 3.00%, 6/1/31	3,650	3,566,816
Orange County, NC:
3.25%, 8/1/36	2,575	2,472,438
3.30%, 8/1/37	2,270	2,169,053
Pasadena Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	4,840	4,910,906
Pasadena, TX:
4.00%, 2/15/28	500	500,680
4.00%, 2/15/29	150	150,204
4.00%, 2/15/30	440	440,598
4.00%, 2/15/31	650	650,884
Pearland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	250	254,313
Pecos Barstow Toyah Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38	1,575	1,599,365
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	790	730,782
Pennsylvania, 4.00%, 10/1/37	17,000	17,202,980
Plano, TX, 3.28%, 9/1/35	3,700	3,507,489
Portland, ME, 2.50%, 4/1/35	1,690	1,458,200
Portland, OR, (Transportation Project), 2.00%, 10/1/35	2,395	1,935,423
Quincy School District No. 144-101, WA, 4.00%, 12/1/34	800	801,848

3
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Racine County, WI:
0.25%, 3/1/37	$235	$ 149,655
0.50%, 3/1/38	320	202,387
Rhode Island, 2.00%, 8/1/36	950	735,899
Richardson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	600	601,152
Richmond, VA:
2.60%, 7/15/37	7,845	6,629,103
2.65%, 7/15/38	8,005	6,682,334
River Falls School District, WI, 3.20%, 4/1/32	920	917,001
Romeo Community Schools, MI, 5.00%, 5/1/30	700	718,305
Romulus, MI:
4.00%, 11/1/31	250	252,098
4.00%, 11/1/32	100	100,644
4.00%, 11/1/33	250	251,038
Round Rock, TX, 4.00%, 8/15/38	725	736,375
San Antonio Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	500	506,675
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,502,959
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	452,772
Somerville, MA, 1.75%, 10/15/34	4,215	3,409,556
Southside Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	500	506,730
Spokane, WA, 4.00%, 12/1/36	2,980	3,019,962
St. Charles School District, MO, 3.00%, 3/1/38	1,150	1,030,584
Stamford, CT, 2.00%, 8/15/33	805	681,392
Sugar Land, TX, 4.00%, 2/15/36	1,000	1,007,100
Travis County, TX:
3.375%, 3/1/38	1,565	1,559,914
3.375%, 3/1/38	605	603,034
Tukwila, WA, 4.00%, 12/1/35	500	507,045
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	546,809
Tyler Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	2,000	2,069,780
Umatilla School District No. 6R, Umatilla County, OR:
0.00%, 6/15/29	115	98,903
0.00%, 6/15/30	110	91,054
Union County, NC:
3.00%, 9/1/35	1,020	959,718
3.00%, 9/1/36	1,050	979,209
United Independent School District, TX:
4.00%, 2/15/33	350	354,526
4.00%, 2/15/34	535	542,661
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
United Independent School District, TX: (continued)
4.00%, 2/15/36	$580	$ 585,701
4.00%, 2/15/37	600	603,618
Upper St. Clair Township, PA, 4.00%, 6/1/34	800	808,584
Vestavia Hills, AL, 4.00%, 8/1/35	800	812,744
Village of Dobbs Ferry, NY:
2.85%, 10/15/35	475	426,431
3.00%, 10/15/36	340	313,089
Waldwick School District, NJ:
2.00%, 7/15/34	1,245	1,010,604
2.00%, 7/15/35	1,270	1,006,754
2.00%, 7/15/36	1,300	1,006,135
Washington:
5.00%, 8/1/39	1,205	1,280,650
5.00%, 6/1/45(2)	5,240	5,707,356
Washington County School District No. 13 Banks, OR, 0.00%, 6/15/31	500	396,665
West St. Paul-Mendota Heights-Eagan Independent School District No. 197, MN, 3.55%, 2/1/36	7,615	7,620,787
Westchester County, NY, 2.00%, 10/15/33	650	544,226
Wichita Falls Independent School District, TX, (PSF Guaranteed), 3.00%, 2/1/38	2,220	1,976,510
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	363,042
Williamson County, TX, 3.00%, 2/15/33	525	517,781
Willis Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/34	705	662,742
Wisconsin:
5.00%, 5/1/34(2)	2,625	3,051,851
5.00%, 5/1/35(2)	2,575	3,021,840
Worthington City School District, OH:
0.00%, 12/1/29	315	265,888
0.00%, 12/1/30	310	251,605
0.00%, 12/1/31	270	209,971
Yosemite Community College District, CA, (Election of 2004), 0.00%, 8/1/37	165	103,486
Ysleta Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/37	405	410,755
		$293,279,900
Hospital — 4.1%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	$90	$ 90,033
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	465	484,837

4
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/35	$320	$ 355,693
5.00%, 11/1/36	335	370,336
5.00%, 11/1/37	280	308,330
5.00%, 11/1/38	365	400,368
5.00%, 11/1/39	385	420,012
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	343,285
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	101,465
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	350	359,345
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	220	209,788
Grand Forks County, ND, Prerefunded to 10/1/30, 4.00%, 10/1/35	345	364,489
Idaho Health Facilities Authority, ID, (St. Lukes's Health System), 5.00% to 3/1/35 (Put Date), 3/1/60(2)	3,750	4,167,487
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,004,070
5.00%, 11/15/32	1,000	1,003,940
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,051,920
5.00%, 10/1/31	1,500	1,537,470
5.00%, 10/1/32	2,000	2,048,020
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	875	876,015
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	130	130,638
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/36	1,990	2,005,681
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	440	444,695
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,023,440
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/28	600	616,800
5.00%, 7/1/31	275	282,156
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/30	150	153,447
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	700	709,828
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.00%, 11/1/31	4,000	4,450,960
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	$150	$ 148,607
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	628,450
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,505	1,521,239
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	285	288,887
5.00%, 12/1/28	105	107,153
5.00%, 12/1/30	300	305,862
5.00%, 12/1/31	70	71,282
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	409,508
Wisconsin Health and Educational Facilities Authority, (Gundersen Health System), 4.00%, 10/15/33	425	433,270
		$ 30,228,806
Housing — 13.1%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 5.75%, 11/1/53	$4,470	$ 4,759,254
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 11/15/54	830	898,874
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.45%, 5/15/31	1,220	1,077,065
Florida Housing Finance Corp., (FHLMC), (FNMA), (GNMA), 6.25%, 7/1/55	305	339,657
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/53	3,125	3,466,406
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/37	3,035	3,099,615
Iowa Finance Authority, SFMR:
(FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 2.25%, 7/1/49(3)	15,000	15,000,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 1.60%, 7/1/31	175	149,406
Michigan Housing Development Authority, Social Bonds, 6.00%, 6/1/54	8,010	8,680,517
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	302,850
2019 Series A, 4.00%, 8/1/35	440	448,677
2019 Series C, 4.00%, 8/1/34	240	246,386
(FHLMC), (FNMA), (GNMA), 2.55%, 7/1/39	1,375	1,101,966
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	2,895	3,112,501
New York City Housing Development Corp., NY, Sustainability Bonds, 2.85%, 11/1/29	20	19,451

5
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York Mortgage Agency, 3.65%, 4/1/32	$95	$ 95,008
North Dakota Housing Finance Agency, Social Bonds, 6.00%, 7/1/54	4,980	5,396,677
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	2,285	2,497,642
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 6.25%, 10/1/53	5,740	6,246,957
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,370,226
South Dakota Housing Development Authority:
(FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	4,485	4,909,774
(FHLMC), (FNMA), GNMA), 6.25%, 11/1/55	5,000	5,612,200
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 1/1/54	2,575	2,803,428
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 6.00%, 1/1/54	4,880	5,351,945
Utah Housing Corp., (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/54	4,990	5,496,535
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	994	992,589
Virginia Housing Development Authority, 2.55%, 5/1/27	90	88,228
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 9/1/54	6,040	6,541,199
		$ 96,105,033
Insured - Bond Bank — 1.5%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$10,855	$ 11,149,170
		$ 11,149,170
Insured - Electric Utilities — 0.5%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 & 4 Project M):
(AGM), 4.00%, 1/1/37	$470	$ 474,606
(AGM), 5.00%, 7/1/30	120	131,435
(AGM), 5.00%, 7/1/31	225	249,509
(AGM), 5.00%, 7/1/32	465	519,842
(AGM), 5.00%, 7/1/33	330	369,943
(AGM), 5.00%, 7/1/34	365	407,811
(AGM), 5.00%, 7/1/35	310	345,126
(AGM), 5.00%, 7/1/36	500	554,625
(AGM), 5.00%, 7/1/37	390	429,554
(AGM), 5.00%, 7/1/38	405	443,783
		$ 3,926,234
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.5%
Fort Bend County Municipal Utility District No. 58, TX, (BAM), 3.00%, 4/1/26	$10	$ 9,982
Mauston School District, WI, (AGM), 1.60%, 3/1/34	2,515	1,955,111
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/34	400	280,468
(BAM), 0.00%, 8/1/35	425	283,645
(BAM), 0.00%, 8/1/36	500	316,790
(BAM), 0.00%, 8/1/37	750	448,927
(BAM), 0.00%, 8/1/38	500	283,270
		$ 3,578,193
Insured - Lease Revenue/Certificates of Participation — 0.6%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$ 101,602
Fairfield, CA, Certificates of Participation:
(AGC), 0.00%, 4/1/34	1,000	713,930
(AGC), 0.00%, 4/1/37	5,000	3,116,850
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	75	75,129
Tahoe-Truckee Unified School District, CA, Certificates of Participation, (BAM), 5.00%, 6/1/31	90	92,810
		$ 4,100,321
Insured - Special Tax Revenue — 0.3%
Mobile County Board of School Commissioners, AL, (BAM), 4.00%, 3/1/36	$1,405	$ 1,432,370
North Houston Development Corp., TX, Tax Increment Contract Revenue, (AGM), 3.00%, 9/1/36	880	786,843
		$ 2,219,213
Insured - Transportation — 0.7%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/49	$7,000	$ 4,013,870
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	175	177,140
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	1,000	1,046,020
		$ 5,237,030
Insured - Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$ 252,685
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 2.00%, 10/1/32	320	272,019
(AGM), 2.00%, 10/1/34	30	24,232
		$ 548,936

6
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 2.3%
Colorado Department of Transportation:
5.00%, 6/15/30	$350	$ 359,559
5.00%, 6/15/31	310	318,172
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,176,580
Greene County, MO, Certificates of Participation, 4.00%, 3/1/35	2,000	2,063,400
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,535,171
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 10/1/38	2,450	2,743,583
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/39	5,250	5,856,007
Noblesville Multi-School Building Corp., IN, 3.00%, 7/15/33	275	260,909
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	508,750
		$ 16,822,131
Other Revenue — 6.9%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	$5,300	$ 5,300,795
Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	2,020	2,012,243
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	5,000	5,013,800
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	513,550
5.00%, 4/1/29	275	282,134
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/29 (Put Date), 9/1/52	23,115	23,055,826
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,640,200
5.00% to 12/1/31 (Put Date), 12/1/54	3,000	3,154,140
5.00% to 12/1/32 (Put Date), 5/1/55	5,000	5,284,850
Philadelphia Energy Authority:
Sustainability Bonds, 5.00%, 11/1/33	850	954,915
Sustainability Bonds, 5.00%, 11/1/38	850	938,051
Sustainability Bonds, 5.00%, 11/1/43	750	804,263
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	1,150	1,153,737
		$ 51,108,504
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 2.4%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,455	$ 1,474,162
4.00%, 1/1/32	350	354,165
4.00%, 1/1/33	600	605,670
4.00%, 1/1/34	685	689,631
4.00%, 1/1/35	615	617,472
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	50,456
5.00%, 11/15/30	910	918,154
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/31	210	229,549
5.00%, 4/1/32	315	346,229
5.00%, 4/1/33	490	540,808
5.00%, 4/1/34	415	460,459
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	100,928
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,041,634
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	312,716
Lancaster Municipal Authority, PA, (Garden Spot Village):
5.00%, 5/1/31	205	221,148
5.00%, 5/1/32	305	331,392
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
3.00%, 2/1/27	975	963,651
5.00%, 2/1/31	1,160	1,241,049
5.00%, 2/1/32	800	861,528
5.00%, 2/1/33	515	557,632
5.00%, 2/1/34	550	598,136
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	10	10,210
Series 2016A, 5.00%, 10/1/31	300	306,114
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/39	3,000	3,148,230
Washington Housing Finance Commission, WA, (Emerald Heights), 5.00%, 7/1/38	1,580	1,678,323
		$ 17,659,446

7
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 5.6%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/28	$315	$ 329,748
5.00%, 5/1/29	450	475,961
5.00%, 5/1/30	300	319,992
5.00%, 5/1/31	455	489,598
Connecticut, Special Tax Obligation Bonds:
5.00%, 7/1/34	1,000	1,131,410
5.00%, 7/1/39	3,000	3,352,170
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/30	950	974,311
5.00%, 4/1/31	895	916,041
5.00%, 4/1/32	735	752,537
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37	1,995	2,003,120
4.00%, 2/1/38	310	315,118
5.00%, 11/1/34	4,500	5,185,485
5.00%, 11/1/39	5,000	5,617,750
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/37	6,950	7,099,634
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	1,820,106
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	2,885	2,971,723
4.00%, 3/15/39	2,900	2,923,838
Triborough Bridge and Tunnel Authority, NY:
5.00%, 12/1/42	1,985	2,183,579
Green Bonds, 5.25%, 11/15/39	1,000	1,138,130
Tri-County Metropolitan Transportation District of Oregon, OR, Green Bonds, 3.00%, 9/1/37	1,100	998,712
		$ 40,998,963
Transportation — 5.9%
Alameda Corridor Transportation Authority, CA:
0.00%, 10/1/49	$1,335	$ 762,766
0.00%, 10/1/50	5,000	2,849,750
Central Texas Regional Mobility Authority, 4.00%, 1/1/34	70	71,321
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/32	2,565	2,656,237
Delaware Transportation Authority, 5.00%, 7/1/35	2,015	2,336,675
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,255	1,291,269
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	500,775
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Illinois Toll Highway Authority:
5.00%, 1/1/29	$175	$ 177,900
5.00%, 12/1/32	350	355,477
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
5.00%, 5/15/33	225	242,176
5.00%, 5/15/34	200	201,072
Maryland Department of Transportation, 3.00%, 10/1/31	4,730	4,606,169
Metropolitan Transportation Authority, NY, 3.345%, (67% of SOFR + 0.43%), 11/1/26(1)	885	883,248
Nevada Highway Improvement Revenue, 2.00%, 12/1/34	1,000	804,580
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	154,870
North Texas Tollway Authority:
4.125%, 1/1/39	6,000	6,070,860
5.00%, 1/1/35	5,065	5,721,323
Pennsylvania Turnpike Commission, 5.00%, 6/1/36	2,500	2,856,900
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/31	300	317,388
5.00%, 7/1/32	660	697,000
5.00%, 7/1/33	600	632,592
5.00%, 7/1/34	450	473,692
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/35	7,750	8,797,102
		$ 43,461,142
Water and Sewer — 5.6%
Collier County Water-Sewer District, FL, 3.00%, 7/1/38	$1,000	$ 880,370
Dallas, TX, Waterworks and Sewer System Revenue:
4.00%, 10/1/37	800	804,552
5.00%, 10/1/35	3,115	3,563,498
Indiana Finance Authority, (CWA Authority, Inc.), Green Bonds:
4.00%, 10/1/36	1,475	1,504,736
4.00%, 10/1/37	1,595	1,612,784
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/39	5,000	5,388,150
Lincoln, NE, Sanitary Sewer Revenue, 3.00%, 6/15/35	715	661,640
Louisville and Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	220	227,665
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	586,494
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/31	3,350	3,785,500
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,700	1,711,815

8
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	$250	$ 256,905
Metropolitan Utilities District of Omaha, NE, Water System Revenue, 3.25%, 12/1/31	1,720	1,700,186
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 3.00%, 6/15/36	1,000	946,430
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/37	155	158,883
Portland, OR, Sewer System Revenue, 3.00%, 3/1/37	710	658,624
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	604,368
4.00%, 11/1/30	670	674,770
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, 4.00%, 10/1/37	185	194,319
Santa Maria, CA, Water & Wastewater Revenue, 3.00%, 2/1/35	2,015	1,971,798
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,950	2,934,011
Southeast Energy Authority, AL, (Project No. 6), (Liq: Royal Bank of Canada), 5.00% to 6/1/30 (Put Date), 1/1/54	1,500	1,586,010
Texas Water Development Board:
4.00%, 8/1/35	4,115	4,236,845
4.00%, 10/15/36	500	503,850
4.00%, 10/15/36	700	707,266
Washington Suburban Sanitary District, MD, 2.00%, 6/1/34	2,000	1,707,400
Winston-Salem, NC, Water & Sewer System Revenue, 2.375%, 6/1/38	2,085	1,719,291
		$ 41,288,160
Total Tax-Exempt Municipal Obligations (identified cost $699,330,338)		$708,045,718

Short-Term Investments — 6.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(5)	45,641,594	$ 45,641,594
Total Short-Term Investments (identified cost $45,641,594)		$ 45,641,594
Total Investments — 102.4% (identified cost $744,971,932)		$753,687,312
Other Assets, Less Liabilities — (2.4)%		$(17,734,407)
Net Assets — 100.0%		$735,952,905
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2025.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of January 31, 2025.
At January 31, 2025, the concentration of the Fund’s investments in the various states determined as a percentage of net assets, is as follows:
Texas	17.3%
Others, representing less than 10% individually	78.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2025, 4.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 3.1% of total investments.

9
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
10
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Statement of Assets and Liabilities

January 31, 2025
Assets
Unaffiliated investments, at value (identified cost $699,330,338)	$708,045,718
Affiliated investments, at value (identified cost $45,641,594)	45,641,594
Interest receivable	7,206,809
Dividends receivable from affiliated investments	92,880
Receivable for investments sold	352,112
Receivable for Fund shares sold	1,440,839
Receivable from affiliates	6,258
Trustees' deferred compensation plan	37,352
Total assets	$762,823,562
Liabilities
Payable for when-issued securities	$25,142,576
Payable for Fund shares redeemed	956,282
Distributions payable	293,317
Payable to affiliates:
Investment adviser and administration fee	196,447
Distribution and service fees	18,026
Sub-transfer agency fee	3,945
Trustees' deferred compensation plan	37,352
Accrued expenses	222,712
Total liabilities	$26,870,657
Net Assets	$735,952,905
Sources of Net Assets
Paid-in capital	$799,177,789
Accumulated loss	(63,224,884)
Net Assets	$735,952,905
Class A Shares
Net Assets	$53,009,086
Shares Outstanding	4,363,237
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.15
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$12.56
Class C Shares
Net Assets	$7,792,722
Shares Outstanding	641,762
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.14
Class I Shares
Net Assets	$675,151,097
Shares Outstanding	55,616,816
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.14
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Statement of Operations

Year Ended
January 31, 2025
Investment Income
Dividend income from affiliated investments	$1,533,929
Interest income	25,952,868
Total investment income	$27,486,797
Expenses
Investment adviser and administration fee	$2,334,640
Distribution and service fees:
Class A	137,529
Class C	109,539
Trustees’ fees and expenses	46,169
Custodian fee	74,045
Transfer and dividend disbursing agent fees	241,025
Legal and accounting services	92,061
Printing and postage	24,259
Registration fees	61,264
Miscellaneous	18,555
Total expenses	$3,139,086
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$53,757
Total expense reductions	$53,757
Net expenses	$3,085,329
Net investment income	$24,401,468
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$236,502
Net realized gain	$236,502
Change in unrealized appreciation (depreciation):
Investments	$(8,966,259)
Net change in unrealized appreciation (depreciation)	$(8,966,259)
Net realized and unrealized loss	$(8,729,757)
Net increase in net assets from operations	$15,671,711
12
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Statements of Changes in Net Assets

	Year Ended January 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$24,401,468	$21,250,923
Net realized gain (loss)	236,502	(6,122,407)
Net change in unrealized appreciation (depreciation)	(8,966,259)	6,425,581
Net increase in net assets from operations	$15,671,711	$21,554,097
Distributions to shareholders:
Class A	$(1,596,477)	$(1,714,898)
Class C	(235,747)	(335,289)
Class I	(20,900,769)	(18,170,240)
Total distributions to shareholders	$(22,732,993)	$(20,220,427)
Transactions in shares of beneficial interest:
Class A	$(2,179,070)	$(7,243,039)
Class C	(5,770,459)	(6,675,645)
Class I	42,213,141	90,960,347
Net increase in net assets from Fund share transactions	$34,263,612	$77,041,663
Net increase in net assets	$27,202,330	$78,375,333
Net Assets
At beginning of year	$708,750,575	$630,375,242
At end of year	$735,952,905	$708,750,575
13
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Financial Highlights

	Class A
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$12.26	$12.21	$12.70	$13.24	$12.90
Income (Loss) From Operations
Net investment income	$0.35	$0.33	$0.24	$0.18	$0.21
Net realized and unrealized gain (loss)	(0.11)	0.05	(0.49)	(0.54)	0.34
Total income (loss) from operations	$0.24	$0.38	$(0.25)	$(0.36)	$0.55
Less Distributions
From net investment income	$(0.35)	$(0.33)	$(0.24)	$(0.18)	$(0.21)
Total distributions	$(0.35)	$(0.33)	$(0.24)	$(0.18)	$(0.21)
Net asset value — End of year	$12.15	$12.26	$12.21	$12.70	$13.24
Total Return(1)	2.02%	3.23%	(1.88)%	(2.73)%	4.34%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$53,009	$55,676	$62,567	$81,892	$88,983
Ratios (as a percentage of average daily net assets):(2)(3)
Total expenses	0.65%	0.68%	0.68%	0.66%	0.68%
Net expenses	0.64%(4)	0.64%(4)	0.65%(4)	0.65%	0.65%
Net investment income	3.13%	2.93%	2.02%	1.39%	1.65%
Portfolio Turnover of the Portfolio(5)	—	6%	84%	22%	51%
Portfolio Turnover of the Fund	28%	52%(6)	—	—	—
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended January 31, 2025, 2024 and 2023, respectively).
(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(6)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.
14
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Financial Highlights — continued

	Class C
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$12.26	$12.20	$12.69	$13.23	$12.89
Income (Loss) From Operations
Net investment income	$0.27	$0.24	$0.15	$0.08	$0.12
Net realized and unrealized gain (loss)	(0.13)	0.06	(0.49)	(0.54)	0.34
Total income (loss) from operations	$0.14	$0.30	$(0.34)	$(0.46)	$0.46
Less Distributions
From net investment income	$(0.26)	$(0.24)	$(0.15)	$(0.08)	$(0.12)
Total distributions	$(0.26)	$(0.24)	$(0.15)	$(0.08)	$(0.12)
Net asset value — End of year	$12.14	$12.26	$12.20	$12.69	$13.23
Total Return(1)	1.17%	2.54%	(2.62)%	(3.47)%	3.56%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,793	$13,691	$20,513	$30,795	$37,239
Ratios (as a percentage of average daily net assets):(2)(3)
Total expenses	1.40%	1.43%	1.43%	1.41%	1.43%
Net expenses	1.39%(4)	1.39%(4)	1.40%(4)	1.40%	1.40%
Net investment income	2.39%	2.17%	1.26%	0.64%	0.91%
Portfolio Turnover of the Portfolio(5)	—	6%	84%	22%	51%
Portfolio Turnover of the Fund	28%	52%(6)	—	—	—
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended January 31, 2025, 2024 and 2023, respectively).
(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(6)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.
15
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$12.25	$12.20	$12.69	$13.23	$12.89
Income (Loss) From Operations
Net investment income	$0.38	$0.36	$0.27	$0.22	$0.25
Net realized and unrealized gain (loss)	(0.11)	0.05	(0.49)	(0.54)	0.34
Total income (loss) from operations	$0.27	$0.41	$(0.22)	$(0.32)	$0.59
Less Distributions
From net investment income	$(0.38)	$(0.36)	$(0.27)	$(0.22)	$(0.25)
Total distributions	$(0.38)	$(0.36)	$(0.27)	$(0.22)	$(0.25)
Net asset value — End of year	$12.14	$12.25	$12.20	$12.69	$13.23
Total Return(1)	2.27%	3.49%	(1.64)%	(2.49)%	4.60%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$675,151	$639,383	$547,295	$825,332	$776,298
Ratios (as a percentage of average daily net assets):(2)(3)
Total expenses	0.40%	0.43%	0.43%	0.41%	0.43%
Net expenses	0.39%(4)	0.39%(4)	0.40%(4)	0.40%	0.40%
Net investment income	3.38%	3.17%	2.25%	1.64%	1.89%
Portfolio Turnover of the Portfolio(5)	—	6%	84%	22%	51%
Portfolio Turnover of the Fund	28%	52%(6)	—	—	—
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended January 31, 2025, 2024 and 2023, respectively).
(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(6)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.
16
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
17

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—During the year ended January 31, 2025, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2025 and January 31, 2024 was as follows:
	Year Ended January 31,
	2025	2024
Tax-exempt income	$21,358,785	$18,981,186
Ordinary income	$1,374,208	$1,239,241
As of January 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 527,366
Deferred capital losses	(61,253,176)
Net unrealized depreciation	(2,205,757)
Distributions payable	(293,317)
Accumulated loss	$(63,224,884)
18

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Notes to Financial Statements — continued

At January 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $61,253,176 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2025, $30,956,830 are short-term and $30,296,346 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$755,893,069
Gross unrealized appreciation	$574,946
Gross unrealized depreciation	(2,780,703)
Net unrealized depreciation	$(2,205,757)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the year ended January 31, 2025, the investment adviser and administration fee amounted to $2,334,640 or 0.32% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fee paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2025, the investment adviser and administration fee paid was reduced by $44,317 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after June 1, 2025. Pursuant to this agreement, EVM and Parametric were allocated $9,440 in total of the Fund’s operating expenses for the year ended January 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2025, EVM earned $9,711 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,695 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended January 31, 2025 in the amount of $250. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
19

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2025 amounted to $137,529 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2025, the Fund paid or accrued to EVD $82,154 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2025 amounted to $27,385 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2025, the Fund was informed that EVD received $272 and $554 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated  $247,728,157 and $198,750,750, respectively, for the year ended January 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	930,491	$ 11,325,040	1,519,484	$ 18,112,382
Issued to shareholders electing to receive payments of distributions in Fund shares	98,111	1,192,906	111,044	1,323,295
Redemptions	(1,205,792)	(14,697,016)	(2,216,184)	(26,678,716)
Net decrease	(177,190)	$ (2,179,070)	(585,656)	$ (7,243,039)
20

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Notes to Financial Statements — continued

	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	82,943	$ 1,005,900	77,081	$ 920,635
Issued to shareholders electing to receive payments of distributions in Fund shares	14,620	177,569	22,182	264,328
Redemptions	(572,872)	(6,953,928)	(663,494)	(7,860,608)
Net decrease	(475,309)	$ (5,770,459)	(564,231)	$ (6,675,645)
Class I
Sales	16,124,171	$196,206,336	25,956,534	$311,039,152
Issued to shareholders electing to receive payments of distributions in Fund shares	1,489,811	18,101,099	1,286,871	15,326,653
Redemptions	(14,180,889)	(172,094,294)	(19,931,882)	(235,405,458)
Net increase	3,433,093	$ 42,213,141	7,311,523	$ 90,960,347
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2025.
9   Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $45,641,594, which represents 6.2% of the Fund's net assets. Transactions in such investments by the Fund for the year ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$36,302,705	$242,048,026	$(232,709,137)	$ —	$ —	$45,641,594	$1,533,929	45,641,594
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
21

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$708,045,718	$ —	$708,045,718
Short-Term Investments	45,641,594	—	—	45,641,594
Total Investments	$45,641,594	$708,045,718	$ —	$753,687,312
22

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust II), including the portfolio of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 24, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
23

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended January 31, 2025, the Fund designates 93.96% of distributions from net investment income as an exempt-interest dividend.
24

EALTX-NCSR    1.31.25

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
Annual Financial Statements and
Additional Information
January 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information January 31, 2025
Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 97.2%
Security	Principal Amount (000's omitted)	Value
Education — 8.2%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.335%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$1,000	$ 991,010
Bethlehem Area School District Authority, PA, 3.265%, (67% of SOFR + 0.35%), 1/1/32(1)	2,300	2,289,006
Connecticut Health and Educational Facilities Authority, (Yale University), 2.95% to 7/1/27 (Put Date), 7/1/49	1,250	1,244,488
University of California, 5.00%, 5/15/35(2)	1,000	1,173,310
		$ 5,697,814
Electric Utilities — 6.7%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.60% to 2/3/25 (Put Date), 11/1/45(2)	$1,125	$ 1,125,250
Foley Utilities Board, AL:
5.00%, 11/1/30	755	823,207
5.00%, 11/1/31	900	991,116
Fremont, NE, Combined Utilities Revenue, 1.75%, 7/15/33	1,600	1,276,000
Seattle, WA, Municipal Light and Power Revenue, 2.50%, (SIFMA + 0.25%), 5/1/45(1)	500	492,665
		$ 4,708,238
General Obligations — 27.3%
Amherst, NY, 3.00%, 11/1/31	$500	$ 478,895
Bexar County, TX, 3.00%, 6/15/30	2,300	2,281,232
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/32	100	76,802
0.00%, 8/1/34	200	141,166
Columbia School District, MO, 2.10%, 3/1/27	500	484,525
David Douglas School District No. 40, OR:
0.00%, 6/15/26	525	502,367
0.00%, 6/15/27	135	124,764
0.00%, 6/15/28	310	276,551
0.00%, 6/15/30	155	128,439
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	50,000
Eugene School District No. 4J, OR, Lane County, 3.00%, 6/15/34	1,000	946,100
Forest Lake, MN, 2.15%, 2/1/27	300	292,185
Frisco, TX, 2.00%, 2/15/33	115	98,663
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	1,000	987,540
Illinois, 5.00%, 3/1/25	1,750	1,752,485
Lewisville, TX, 2.75%, 2/15/33	680	628,545
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lockhart Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/33	$155	$ 155,200
Loudoun County, VA, 1.625%, 12/1/34	1,000	783,950
North Carolina:
2.00%, 6/1/33	1,365	1,175,989
3.00%, 6/1/31	2,500	2,443,025
Pennsylvania, 4.00%, 5/1/32	500	524,130
Rutherford County, TN, 1.50%, 4/1/33	1,500	1,223,010
Sheldon Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/32	200	196,742
Somerville, MA, 1.75%, 10/15/33	3,000	2,479,710
Spring-Ford Area School District, PA:
5.00%, 4/1/27	280	293,031
5.00%, 4/1/30	135	148,026
Umatilla School District No. 6R, OR:
0.00%, 6/15/25	70	69,210
0.00%, 6/15/26	20	19,148
0.00%, 6/15/27	150	138,756
Washington County School District No. 13 Banks, OR, 0.00%, 6/15/32	175	133,030
		$19,033,216
Hospital — 6.2%
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/30	$250	$ 272,333
5.00%, 11/1/31	210	231,151
5.00%, 11/1/32	275	304,722
Colorado Health Facilities Authority, (Intermountain Healthcare), 5.00%, 5/15/33	1,000	1,120,390
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	500	537,090
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), (LOC: TD Bank, N.A.), 2.25%, 10/1/45(3)	700	700,000
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University Medical Center), 5.00%, 7/1/28	1,000	1,060,630
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 5.00%, 8/15/25	30	30,281
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	35,559
		$ 4,292,156
Housing — 10.3%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$440	$ 462,114

1
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	$805	$ 846,224
New York Mortgage Agency, 2.10%, 10/1/28	30	28,197
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	650	685,731
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	1,000	1,093,060
Pennsylvania Housing Finance Agency, SFMR, 2.10%, 4/1/28	115	110,348
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	995	1,089,236
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	910	953,107
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,780	1,913,803
		$ 7,181,820
Industrial Development Revenue — 1.1%
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	$800	$ 801,264
		$ 801,264
Insured - General Obligations — 2.6%
Clifton, NJ, (BAM), 2.00%, 8/15/33	$1,000	$ 829,180
Rancho Santiago Community College District, CA, (Election of 2002), (AGM), 0.00%, 9/1/28	1,110	994,316
		$ 1,823,496
Insured - Lease Revenue/Certificates of Participation — 0.3%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$ 180,279
		$ 180,279
Lease Revenue/Certificates of Participation — 2.0%
Oklahoma Industries Authority, (Oklahoma City Public Schools), 5.00%, 4/1/32	$1,000	$ 1,115,300
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	250,000
		$ 1,365,300
Other Revenue — 7.8%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	$840	$ 836,775
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 3.25%, 8/1/29	$395	$ 395,703
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	155	157,675
5.00%, 12/1/28	270	274,525
5.00%, 12/1/29	600	609,462
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,112,160
5.00% to 6/1/32 (Put Date), 6/1/55(2)	1,000	1,068,942
		$ 5,455,242
Senior Living/Life Care — 8.1%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/25	$60	$ 60,487
5.00%, 11/15/29	830	837,503
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/25	475	475,850
5.00%, 4/1/26	450	458,608
5.00%, 4/1/27	365	379,344
5.00%, 4/1/30	200	216,732
Lancaster Municipal Authority, PA, (Garden Spot Village), 5.00%, 5/1/30	200	213,656
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/27	760	782,367
5.00%, 2/1/28	950	989,349
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	1,000	1,069,100
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/25	125	124,574
4.00%, 11/15/28	30	29,636
		$ 5,637,206
Special Tax Revenue — 1.7%
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 1.85%, 11/1/38(4)	$1,215	$ 1,215,000
		$ 1,215,000
Transportation — 9.7%
Hawaii, Highway Revenue, 5.00%, 1/1/29	$2,500	$ 2,570,100
Maryland Department of Transportation, 3.00%, 10/1/31	560	545,339
North Texas Tollway Authority, 5.00%, 1/1/30	1,925	2,095,555

2
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Pennsylvania Turnpike Commission, (LOC: TD Bank, N.A.), 2.24%, 12/1/38(3)	$1,000	$ 1,000,000
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/35	500	567,555
		$ 6,778,549
Water and Sewer — 5.2%
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/31	$1,000	$ 1,130,000
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,500	2,486,450
		$ 3,616,450
Total Tax-Exempt Municipal Obligations (identified cost $67,383,469)		$67,786,030

Short-Term Investments — 6.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(5)	4,718,294	$ 4,718,294
Total Short-Term Investments (identified cost $4,718,294)		$ 4,718,294
Total Investments — 104.0% (identified cost $72,101,763)		$72,504,324
Other Assets, Less Liabilities — (4.0)%		$(2,785,853)
Net Assets — 100.0%		$69,718,471
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2025.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2025.
(5)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of January 31, 2025.
At January 31, 2025, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	13.7%
Others, representing less than 10% individually	83.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2025, 2.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by each individual financial institution or financial guaranty assurance agency was 1.4% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

3
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2025
Statement of Assets and Liabilities

January 31, 2025
Assets
Unaffiliated investments, at value (identified cost $67,383,469)	$67,786,030
Affiliated investments, at value (identified cost $4,718,294)	4,718,294
Interest receivable	578,801
Dividends receivable from affiliated investments	7,422
Receivable for investments sold	120,206
Receivable for Fund shares sold	40,900
Trustees' deferred compensation plan	15,979
Total assets	$73,267,632
Liabilities
Payable for when-issued securities	$3,350,620
Payable for Fund shares redeemed	78,297
Payable to affiliates:
Investment adviser and administration fee	18,679
Distribution and service fees	2,625
Sub-transfer agency fee	821
Trustees' deferred compensation plan	15,979
Other	6,674
Accrued expenses	75,466
Total liabilities	$3,549,161
Net Assets	$69,718,471
Sources of Net Assets
Paid-in capital	$72,081,281
Accumulated loss	(2,362,810)
Net Assets	$69,718,471
Class A Shares
Net Assets	$6,221,845
Shares Outstanding	606,185
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.26
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.60
Class C Shares
Net Assets	$1,359,265
Shares Outstanding	132,433
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.26
Class I Shares
Net Assets	$62,137,361
Shares Outstanding	6,047,121
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.28
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2025
Statement of Operations

Year Ended
January 31, 2025
Investment Income
Dividend income from affiliated investments	$137,768
Interest income	2,554,978
Total investment income	$2,692,746
Expenses
Investment adviser and administration fee	$230,966
Distribution and service fees:
Class A	15,880
Class C	20,496
Trustees’ fees and expenses	4,926
Custodian fee	26,146
Transfer and dividend disbursing agent fees	28,314
Legal and accounting services	57,877
Printing and postage	6,555
Registration fees	55,715
Miscellaneous	8,830
Total expenses	$455,705
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$134,562
Total expense reductions	$134,562
Net expenses	$321,143
Net investment income	$2,371,603
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(64,842)
Net realized loss	$(64,842)
Change in unrealized appreciation (depreciation):
Investments	$(345,176)
Net change in unrealized appreciation (depreciation)	$(345,176)
Net realized and unrealized loss	$(410,018)
Net increase in net assets from operations	$1,961,585
5
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2025
Statements of Changes in Net Assets

	Year Ended January 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,371,603	$2,399,926
Net realized loss	(64,842)	(592,196)
Net change in unrealized appreciation (depreciation)	(345,176)	(234,194)
Net increase in net assets from operations	$1,961,585	$1,573,536
Distributions to shareholders:
Class A	$(181,264)	$(238,475)
Class C	(43,308)	(61,531)
Class I	(1,980,117)	(1,963,426)
Total distributions to shareholders	$(2,204,689)	$(2,263,432)
Transactions in shares of beneficial interest:
Class A	$(1,103,403)	$(1,553,313)
Class C	(1,259,420)	(538,303)
Class I	(1,632,746)	3,260,776
Net increase (decrease) in net assets from Fund share transactions	$(3,995,569)	$1,169,160
Net increase (decrease) in net assets	$(4,238,673)	$479,264
Net Assets
At beginning of year	$73,957,144	$73,477,880
At end of year	$69,718,471	$73,957,144
6
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2025
Financial Highlights

	Class A
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.30	$10.37	$10.59	$10.91	$10.60
Income (Loss) From Operations
Net investment income	$0.29	$0.29	$0.17	$0.10	$0.13
Net realized and unrealized gain (loss)	(0.04)	(0.07)	(0.21)	(0.30)	0.31
Total income (loss) from operations	$0.25	$0.22	$(0.04)	$(0.20)	$0.44
Less Distributions
From net investment income	$(0.29)	$(0.29)	$(0.17)	$(0.10)	$(0.13)
From net realized gain	—	—	(0.01)	(0.02)	—
Total distributions	$(0.29)	$(0.29)	$(0.18)	$(0.12)	$(0.13)
Net asset value — End of year	$10.26	$10.30	$10.37	$10.59	$10.91
Total Return(1)	2.49%	2.15%	(0.37)%	(1.87)%	4.19%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,222	$7,362	$9,006	$14,526	$22,853
Ratios (as a percentage of average daily net assets):(2)
Total expenses	0.83%	0.81%	0.80%	0.78%	0.81%
Net expenses	0.65%(3)	0.64%(3)	0.64%(3)	0.65%	0.65%
Net investment income	3.09%	2.99%	1.57%	0.92%	1.23%
Portfolio Turnover	48%	82%	90%	34%	81%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(3)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01% and 0.01% of average daily net assets for the years ended January 31, 2025, 2024 and 2023, respectively).
7
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2025
Financial Highlights — continued

	Class C
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.30	$10.37	$10.59	$10.91	$10.59
Income (Loss) From Operations
Net investment income	$0.22	$0.21	$0.09	$0.02	$0.05
Net realized and unrealized gain (loss)	(0.04)	(0.07)	(0.21)	(0.30)	0.32
Total income (loss) from operations	$0.18	$0.14	$(0.12)	$(0.28)	$0.37
Less Distributions
From net investment income	$(0.22)	$(0.21)	$(0.09)	$(0.02)	$(0.05)
From net realized gain	—	—	(0.01)	(0.02)	—
Total distributions	$(0.22)	$(0.21)	$(0.10)	$(0.04)	$(0.05)
Net asset value — End of year	$10.26	$10.30	$10.37	$10.59	$10.91
Total Return(1)	1.73%	1.39%	(1.12)%	(2.60)%	3.52%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,359	$2,628	$3,198	$3,591	$3,994
Ratios (as a percentage of average daily net assets):(2)
Total expenses	1.59%	1.56%	1.55%	1.53%	1.56%
Net expenses	1.40%(3)	1.39%(3)	1.39%(3)	1.40%	1.40%
Net investment income	2.35%	2.24%	0.89%	0.17%	0.48%
Portfolio Turnover	48%	82%	90%	34%	81%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(3)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01% and 0.01% of average daily net assets for the years ended January 31, 2025, 2024 and 2023, respectively).
8
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2025
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.31	$10.38	$10.60	$10.92	$10.61
Income (Loss) From Operations
Net investment income	$0.32	$0.31	$0.20	$0.13	$0.16
Net realized and unrealized gain (loss)	(0.03)	(0.07)	(0.22)	(0.30)	0.31
Total income (loss) from operations	$0.29	$0.24	$(0.02)	$(0.17)	$0.47
Less Distributions
From net investment income	$(0.32)	$(0.31)	$(0.19)	$(0.13)	$(0.16)
From net realized gain	—	—	(0.01)	(0.02)	—
Total distributions	$(0.32)	$(0.31)	$(0.20)	$(0.15)	$(0.16)
Net asset value — End of year	$10.28	$10.31	$10.38	$10.60	$10.92
Total Return(1)	2.85%	2.40%	(0.12)%	(1.62)%	4.45%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$62,137	$63,967	$61,275	$75,548	$66,298
Ratios (as a percentage of average daily net assets):(2)
Total expenses	0.58%	0.56%	0.55%	0.53%	0.56%
Net expenses	0.40%(3)	0.39%(3)	0.39%(3)	0.40%	0.40%
Net investment income	3.34%	3.23%	1.88%	1.17%	1.46%
Portfolio Turnover	48%	82%	90%	34%	81%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(3)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01% and 0.01% of average daily net assets for the years ended January 31, 2025, 2024 and 2023, respectively).
9
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
10

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2025
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—During the year ended January 31, 2025, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2025 and January 31, 2024 was as follows:
	Year Ended January 31,
	2025	2024
Tax-exempt income	$2,046,448	$2,082,606
Ordinary income	$158,241	$180,826
As of January 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 15,670
Deferred capital losses	(3,069,180)
Net unrealized appreciation	690,700
Accumulated loss	$(2,362,810)
At January 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $3,069,180 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount
11

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2025
Notes to Financial Statements — continued

of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2025, $1,566,043 are short-term and $1,503,137 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$71,813,624
Gross unrealized appreciation	$858,482
Gross unrealized depreciation	(167,782)
Net unrealized appreciation	$690,700
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the year ended January 31, 2025, the investment adviser and administration fee amounted to $230,966 or 0.32% of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fee paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2025, the investment adviser and administration fee paid was reduced by $3,939 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after June 1, 2025. Pursuant to this agreement, EVM and Parametric were allocated $130,623 in total of the Fund's operating expenses for the year ended January 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2025, EVM earned $1,959 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $860 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
12

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2025
Notes to Financial Statements — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2025 amounted to $15,880 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2025, the Fund paid or accrued to EVD $15,372 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2025 amounted to $5,124 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2025, the Fund was informed that EVD received no CDSCs paid by Class A or Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated  $33,344,653 and $37,614,012, respectively, for the year ended January 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	222,496	$ 2,297,113	76,311	$ 780,068
Issued to shareholders electing to receive payments of distributions in Fund shares	17,589	180,279	23,387	237,363
Redemptions	(348,617)	(3,580,795)	(253,620)	(2,570,744)
Net decrease	(108,532)	$(1,103,403)	(153,922)	$(1,553,313)
Class C
Sales	4,908	$ 50,204	5,386	$ 54,883
Issued to shareholders electing to receive payments of distributions in Fund shares	4,217	43,218	6,059	61,483
Redemptions	(131,816)	(1,352,842)	(64,743)	(654,669)
Net decrease	(122,691)	$(1,259,420)	(53,298)	$ (538,303)
13

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2025
Notes to Financial Statements — continued

	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	1,664,140	$17,100,536	2,674,876	$27,244,712
Issued to shareholders electing to receive payments of distributions in Fund shares	192,609	1,976,666	193,284	1,963,280
Redemptions	(2,013,324)	(20,709,948)	(2,568,409)	(25,947,216)
Net increase (decrease)	(156,575)	$(1,632,746)	299,751	$ 3,260,776
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2025.
9   Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,718,294, which represents 6.8% of the Fund's net assets. Transactions in such investments by the Fund for the year ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,512,016	$38,910,180	$(38,703,902)	$ —	$ —	$4,718,294	$137,768	4,718,294
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
14

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2025
Notes to Financial Statements — continued

At January 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$67,786,030	$ —	$67,786,030
Short-Term Investments	4,718,294	—	—	4,718,294
Total Investments	$4,718,294	$67,786,030	$ —	$72,504,324
15

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust II), including the portfolio of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 24, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
16

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended January 31, 2025, the Fund designates 92.82% of distributions from net investment income as an exempt-interest dividend.
17

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EALBX-NCSR    1.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: March 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: March 27, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: March 27, 2025